UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261
Rydex ETF Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland	20850
(Address of principal executive offices)	(Zip code)
Amy J. Lee Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                          Schedule of Investments.

Attached hereto.

Guggenheim Russell Top 50® Mega Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 29.1%
Johnson & Johnson	157,148	$15,747,800
Pfizer, Inc.	348,954	12,583,281
Procter & Gamble Co.	153,745	11,792,242
Gilead Sciences, Inc.	83,282	9,815,616
Merck & Company, Inc.	160,105	9,439,791
Coca-Cola Co.	222,217	9,128,674
PepsiCo, Inc.	83,648	8,059,485
Amgen, Inc.	43,087	7,608,733
Philip Morris International, Inc.	87,790	7,508,678
Allergan plc*	22,240	7,364,776
AbbVie, Inc.	99,173	6,943,102
UnitedHealth Group, Inc.	53,945	6,548,923
Medtronic plc	80,758	6,330,620
Bristol-Myers Squibb Co.	94,467	6,200,814
Altria Group, Inc.	111,444	6,060,325
Celgene Corp.*	44,947	5,899,294
MasterCard, Inc. — Class A	56,685	5,521,119
Biogen, Inc.*	13,331	4,249,656
Total Consumer, Non-cyclical		146,802,929
Communications - 19.0%
AT&T, Inc.	344,194	11,957,301
Amazon.com, Inc.*	21,601	11,581,376
Walt Disney Co.	96,156	11,538,720
Facebook, Inc. — Class A*	122,635	11,528,916
Verizon Communications, Inc.	231,127	10,814,432
Google, Inc. — Class A*	16,336	10,740,920
Google, Inc. — Class C*	16,670	10,428,919
Cisco Systems, Inc.	288,217	8,191,127
Comcast Corp. — Class A	120,305	7,508,235
Comcast Corp. — Class A	21,601	1,346,606
Total Communications		95,636,552
Technology - 17.9%
Apple, Inc.	326,476	39,601,538
Microsoft Corp.	458,435	21,408,915
International Business Machines Corp.	51,458	8,335,681
Intel Corp.	268,842	7,782,976
Oracle Corp.	179,554	7,171,387
QUALCOMM, Inc.	92,381	5,948,413
Total Technology		90,248,910
Financial - 14.6%
Wells Fargo & Co.	264,016	15,278,606
Berkshire Hathaway, Inc. — Class B*	105,398	15,044,511
JPMorgan Chase & Co.	210,307	14,412,338
Bank of America Corp.	595,152	10,641,318
Citigroup, Inc.	171,944	10,051,846
Visa, Inc. — Class A	110,927	8,357,240
Total Financial		73,785,859
Energy - 6.8%
Exxon Mobil Corp.	236,942	18,768,176
Chevron Corp.	106,566	9,428,960
Schlumberger Ltd.	71,955	5,959,313
Total Energy		34,156,449
Consumer, Cyclical - 6.4%
Home Depot, Inc.	73,613	8,614,929
CVS Health Corp.	63,942	7,191,557
Wal-Mart Stores, Inc.	89,514	6,443,218
McDonald's Corp.	54,319	5,424,295
Walgreens Boots Alliance, Inc.	48,720	4,707,814
Total Consumer, Cyclical		32,381,813
Industrial - 6.2%
General Electric Co.	571,001	14,903,126
Boeing Co.	39,188	5,649,734
3M Co.	35,948	5,440,370
United Technologies Corp.	50,447	5,060,339
Total Industrial		31,053,569
Total Common Stocks
(Cost $423,137,865)		504,066,081
Total Investments - 100.0%
(Cost $423,137,865)		$504,066,081
Other Assets & Liabilities, net - 0.0%		23,402
Total Net Assets - 100.0%		$504,089,483

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─	Public Limited Company

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 36.0%
Assurant, Inc.	286,477	$21,371,184
Berkshire Hathaway, Inc. — Class B*	139,940	19,975,036
Unum Group	432,953	15,517,036
MetLife, Inc.	256,938	14,321,724
American International Group, Inc.	221,750	14,218,610
Hartford Financial Services Group, Inc.	287,655	13,677,995
Prudential Financial, Inc.	153,312	13,546,648
Lincoln National Corp.	207,969	11,712,814
Genworth Financial, Inc. — Class A*	1,640,824	11,502,176
Loews Corp.	262,189	9,992,023
XL Group plc — Class A	255,173	9,701,677
Citigroup, Inc.	159,797	9,341,732
SunTrust Banks, Inc.	209,756	9,300,581
Zions Bancorporation	284,995	8,888,994
JPMorgan Chase & Co.	125,306	8,587,220
Morgan Stanley	220,900	8,579,756
People's United Financial, Inc.	487,132	7,925,638
Bank of America Corp.	440,244	7,871,563
Capital One Financial Corp.	92,197	7,495,616
Aflac, Inc.	113,000	7,237,650
Travelers Companies, Inc.	67,298	7,141,663
PNC Financial Services Group, Inc.	71,887	7,057,866
Goldman Sachs Group, Inc.	34,337	7,041,489
KeyCorp	457,447	6,788,513
Chubb Corp.	51,037	6,345,430
Progressive Corp.	206,195	6,288,948
Fifth Third Bancorp	297,519	6,268,725
NASDAQ OMX Group, Inc.	119,001	6,072,621
ACE Ltd.	55,189	6,002,908
Cincinnati Financial Corp.	107,057	5,910,617
Comerica, Inc.	122,358	5,803,440
BB&T Corp.	135,991	5,476,358
Torchmark Corp.	87,618	5,398,145
Principal Financial Group, Inc.	95,519	5,302,260
Bank of New York Mellon Corp.	119,944	5,205,570
Hudson City Bancorp, Inc.	456,411	4,705,597
Huntington Bancshares, Inc.	389,280	4,542,898
Total Financial		332,118,721
Energy - 21.8%
Valero Energy Corp.	365,953	24,006,517
Tesoro Corp.	167,619	16,316,033
Phillips 66	204,982	16,296,069
Marathon Petroleum Corp.	291,884	15,957,298
Newfield Exploration Co.*	371,683	12,187,487
Hess Corp.	184,934	10,912,955
First Solar, Inc.*	194,935	8,635,621
Marathon Oil Corp.	399,369	8,390,742
Devon Energy Corp.	164,286	8,119,014
Diamond Offshore Drilling, Inc.[1]	344,105	7,553,105
Chevron Corp.	83,381	7,377,551
Baker Hughes, Inc.	126,033	7,328,819
Murphy Oil Corp.	204,329	6,699,948
Chesapeake Energy Corp.[1]	764,393	6,619,643
Ensco plc — Class A	377,507	6,259,066
Apache Corp.	123,177	5,648,897
National Oilwell Varco, Inc.	124,258	5,234,990
ConocoPhillips	96,372	4,851,366
Exxon Mobil Corp.	59,804	4,737,075
Halliburton Co.	109,077	4,558,328
Occidental Petroleum Corp.	61,272	4,301,294
Transocean Ltd.[1]	322,170	4,271,974
Helmerich & Payne, Inc.	73,607	4,250,068
Total Energy		200,513,860
Consumer, Cyclical - 12.6%
GameStop Corp. — Class A1	367,327	16,841,943
General Motors Co.	468,559	14,764,294
Staples, Inc.	998,940	14,694,407
Ford Motor Co.	821,365	12,180,843
Goodyear Tire & Rubber Co.	371,927	11,206,161
Best Buy Company, Inc.	304,803	9,842,089
Kohl's Corp.	138,119	8,469,457
Target Corp.	68,080	5,572,349
Wal-Mart Stores, Inc.	70,893	5,102,878
Costco Wholesale Corp.	33,518	4,870,165
Carnival Corp.	84,567	4,506,575
Whirlpool Corp.	23,715	4,214,867
Johnson Controls, Inc.	78,190	3,562,336
Total Consumer, Cyclical		115,828,364
Utilities - 8.3%
NRG Energy, Inc.	317,277	7,122,869
FirstEnergy Corp.	205,211	6,968,967
AES Corp.	526,375	6,737,600
Exelon Corp.	205,171	6,583,937
Consolidated Edison, Inc.	88,805	5,647,110
Entergy Corp.	72,689	5,162,373
PG&E Corp.	97,083	5,097,828
DTE Energy Co.	49,596	3,990,494
SCANA Corp.	72,080	3,949,984
Xcel Energy, Inc.	111,675	3,871,772
American Electric Power Company, Inc.	65,227	3,689,891
TECO Energy, Inc.	165,448	3,659,710
Pepco Holdings, Inc.	136,673	3,646,436
Ameren Corp.	88,668	3,642,481
Duke Energy Corp.	48,956	3,633,514
Pinnacle West Capital Corp.	54,841	3,384,238
Total Utilities		76,789,204
Consumer, Non-cyclical - 8.2%
Anthem, Inc.	107,662	16,609,017
Tyson Foods, Inc. — Class A	320,536	14,215,772
Humana, Inc.	74,461	13,558,603
Archer-Daniels-Midland Co.	260,694	12,362,109
Cardinal Health, Inc.	101,101	8,591,563
Sysco Corp.	157,651	5,724,308
Avery Dennison Corp.	70,912	4,314,995
Total Consumer, Non-cyclical		75,376,367
Industrial - 4.8%
Jacobs Engineering Group, Inc.*	322,219	13,571,864
Fluor Corp.	184,200	8,611,350
L-3 Communications Holdings, Inc.	50,535	5,834,771
Owens-Illinois, Inc.*	242,446	5,176,222
Ryder System, Inc.	56,113	5,079,349
Deere & Co.	46,288	4,377,456
Joy Global, Inc.	74,616	1,970,609
Total Industrial		44,621,621

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 2.4%
News Corp. — Class A*	703,703	$10,365,545
AT&T, Inc.	123,555	4,292,301
Juniper Networks, Inc.	144,790	4,114,932
CenturyLink, Inc.	127,314	3,641,180
Total Communications		22,413,958
Basic Materials - 2.2%
Newmont Mining Corp.	285,963	4,909,985
LyondellBasell Industries N.V. — Class A	42,125	3,952,589
Freeport-McMoRan, Inc.	324,519	3,813,098
Nucor Corp.	84,966	3,750,399
Dow Chemical Co.	75,599	3,557,689
Total Basic Materials		19,983,760
Technology - 2.1%
Xerox Corp.	711,096	7,836,278
Computer Sciences Corp.	100,393	6,568,714
Hewlett-Packard Co.	172,582	5,267,203
Total Technology		19,672,195
Diversified - 1.5%
Leucadia National Corp.	589,266	13,859,536
Total Common Stocks
(Cost $954,314,824)		921,177,586

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$13,893,079	13,893,079
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	10,225,306	10,225,306
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	8,669,282	8,669,282
Total Securities Lending Collateral
(Cost $32,787,667)		32,787,667
Total Investments - 103.5%
(Cost $987,102,491)		$953,965,253
Other Assets & Liabilities, net - (3.5)%		(32,292,268)
Total Net Assets - 100.0%		$921,672,985

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─	Public Limited Company

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 27.6%
Regeneron Pharmaceuticals, Inc.*	80,005	$44,295,567
Allergan plc*	125,665	41,613,965
Constellation Brands, Inc. — Class A	339,846	40,788,317
Monster Beverage Corp.*	240,255	36,891,156
Celgene Corp.*	275,231	36,124,069
Gilead Sciences, Inc.	305,875	36,050,428
Alexion Pharmaceuticals, Inc.*	182,503	36,033,392
AmerisourceBergen Corp. — Class A	282,780	29,903,985
Zoetis, Inc.	582,928	28,551,814
Edwards Lifesciences Corp.*	177,918	27,072,003
Amgen, Inc.	150,658	26,604,696
DaVita HealthCare Partners, Inc.*	314,398	24,846,874
Moody's Corp.	214,443	23,680,940
Robert Half International, Inc.	330,003	18,160,065
Mylan N.V.*	292,363	16,369,404
Biogen, Inc.*	49,611	15,814,995
Intuitive Surgical, Inc.*	29,316	15,630,412
Keurig Green Mountain, Inc.	206,695	15,510,393
Hospira, Inc.*	165,527	14,806,390
United Rentals, Inc.*	219,659	14,714,956
Cintas Corp.	172,028	14,708,394
AbbVie, Inc.	205,937	14,417,649
Dr Pepper Snapple Group, Inc.	175,815	14,103,879
Molson Coors Brewing Co. — Class B	194,597	13,843,631
MasterCard, Inc. — Class A	139,764	13,613,014
Total Consumer, Non-cyclical		614,150,388
Consumer, Cyclical - 24.4%
DR Horton, Inc.	2,026,307	60,161,054
Under Armour, Inc. — Class A*	521,241	51,774,869
Lennar Corp. — Class A	867,575	46,016,178
O'Reilly Automotive, Inc.*	140,143	33,677,764
Delta Air Lines, Inc.	728,433	32,298,719
Advance Auto Parts, Inc.	182,209	31,742,630
Southwest Airlines Co.	833,815	30,184,103
Chipotle Mexican Grill, Inc. — Class A*	38,261	28,398,462
CVS Health Corp.	224,283	25,225,109
Signet Jewelers Ltd.	208,062	25,221,276
Lowe's Companies, Inc.	282,211	19,574,155
Dollar Tree, Inc.*	227,442	17,747,299
Harman International Industries, Inc.	163,624	17,615,760
AutoZone, Inc.*	23,066	16,167,882
Wyndham Worldwide Corp.	189,778	15,660,481
VF Corp.	177,810	13,707,373
Hanesbrands, Inc.	418,455	12,984,659
NIKE, Inc. — Class B	109,700	12,639,634
Home Depot, Inc.	101,099	11,831,616
Nordstrom, Inc.	146,074	11,146,907
Leggett & Platt, Inc.	232,612	11,121,180
Ross Stores, Inc.	209,082	11,114,799
Michael Kors Holdings Ltd.*	233,551	9,806,806
Total Consumer, Cyclical		545,818,715
Technology - 17.4%
Avago Technologies Ltd.	314,102	39,306,723
Akamai Technologies, Inc.*	503,200	38,600,472
Apple, Inc.	289,846	35,158,320
Skyworks Solutions, Inc.	329,259	31,500,208
Micron Technology, Inc.*	1,503,368	27,827,342
Red Hat, Inc.*	347,781	27,502,522
Electronic Arts, Inc.*	362,630	25,946,177
Seagate Technology plc	438,878	22,207,226
Cognizant Technology Solutions Corp. — Class A*	337,460	21,293,726
Western Digital Corp.	204,670	17,613,900
Fiserv, Inc.*	185,553	16,117,134
Qorvo, Inc.*	241,149	13,974,585
Citrix Systems, Inc.*	156,628	11,842,643
Cerner Corp.*	152,853	10,962,617
Lam Research Corp.	138,786	10,668,480
NVIDIA Corp.	501,800	10,010,910
QUALCOMM, Inc.	149,534	9,628,494
SanDisk Corp.	157,165	9,475,478
Intel Corp.	313,565	9,077,707
Total Technology		388,714,664
Financial - 12.2%
Equinix, Inc.	106,410	29,678,813
American Tower Corp. — Class A	270,134	25,692,445
CBRE Group, Inc. — Class A*	580,865	22,055,444
Visa, Inc. — Class A	236,556	17,822,129
Host Hotels & Resorts, Inc.	902,803	17,496,322
Health Care REIT, Inc.	243,289	16,876,958
Equity Residential	211,299	15,807,278
Kimco Realty Corp.	628,152	15,521,636
Legg Mason, Inc.	291,422	14,378,762
AvalonBay Communities, Inc.	83,354	14,365,228
Navient Corp.	865,091	13,581,929
Ameriprise Financial, Inc.	99,663	12,524,649
Essex Property Trust, Inc.	54,472	12,251,298
Alliance Data Systems Corp.*	44,509	12,241,755
Macerich Co.	146,335	11,583,879
Boston Properties, Inc.	85,926	10,592,957
Ventas, Inc.	156,388	10,492,071
Total Financial		272,963,553
Communications - 10.7%
Facebook, Inc. — Class A*	480,999	45,218,716
Expedia, Inc.	366,426	44,498,774
VeriSign, Inc.*,1	517,496	36,711,166
F5 Networks, Inc.*	201,171	26,985,078
Yahoo!, Inc.*	494,006	18,115,199
Time Warner, Inc.	165,356	14,557,942
Priceline Group, Inc.*	11,565	14,381,887
Walt Disney Co.	118,563	14,227,560
eBay, Inc.*	431,090	12,122,251
Google, Inc. — Class A*	10,055	6,611,163
Google, Inc. — Class C*	9,991	6,250,470
Total Communications		239,680,206
Industrial - 3.4%
Martin Marietta Materials, Inc.	122,467	19,205,275
Union Pacific Corp.	159,746	15,589,612
Thermo Fisher Scientific, Inc.	102,649	14,322,615
Amphenol Corp. — Class A	244,921	13,815,994
CH Robinson Worldwide, Inc.	183,563	12,876,944
Total Industrial		75,810,440

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 2.5%
EOG Resources, Inc.	211,161	$16,299,517
Cabot Oil & Gas Corp. — Class A	576,654	15,085,269
Range Resources Corp.	332,567	13,083,186
Williams Companies, Inc.	232,130	12,182,182
Total Energy		56,650,154
Basic Materials - 1.7%
Sherwin-Williams Co.	58,643	16,288,680
Sigma-Aldrich Corp.	82,224	11,479,293
Ecolab, Inc.	91,167	10,558,050
Total Basic Materials		38,326,023
Total Common Stocks
(Cost $1,992,427,488)		2,232,114,143
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	3,011,895	3,011,895
Total Short Term Investments
(Cost $3,011,895)		3,011,895

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$11,006,351	11,006,351
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	8,100,674	8,100,674
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	6,867,963	6,867,963
Total Securities Lending Collateral
(Cost $25,974,988)		25,974,988
Total Investments - 101.2%
(Cost $2,021,414,371)		$2,261,101,026
Other Assets & Liabilities, net - (1.2)%		(27,661,392)
Total Net Assets - 100.0%		$2,233,439,634

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 22.4%
Reinsurance Group of America, Inc. — Class A	24,373	$2,352,482
Old Republic International Corp.	110,805	1,853,767
Hanover Insurance Group, Inc.	22,238	1,797,942
StanCorp Financial Group, Inc.	14,873	1,695,820
Aspen Insurance Holdings Ltd.	32,952	1,584,662
Kemper Corp.	40,751	1,577,879
CNO Financial Group, Inc.	77,347	1,379,870
American Financial Group, Inc.	19,969	1,376,863
First American Financial Corp.	32,929	1,336,259
Everest Re Group Ltd.	5,928	1,085,535
HCC Insurance Holdings, Inc.	10,856	837,649
Associated Banc-Corp.	38,510	759,032
Fulton Financial Corp.	57,010	738,850
FirstMerit Corp.	39,100	732,734
International Bancshares Corp.	27,201	732,523
Trustmark Corp.	29,781	715,935
Mercury General Corp.	12,568	709,464
Umpqua Holdings Corp.	37,321	662,075
Washington Federal, Inc.	27,353	636,778
Hancock Holding Co.	21,327	623,175
New York Community Bancorp, Inc.	25,503	485,322
TCF Financial Corp.	29,196	480,566
Valley National Bancorp	46,150	457,808
Prosperity Bancshares, Inc.	7,819	426,839
Total Financial		25,039,829
Industrial - 21.1%
AGCO Corp.	50,999	2,805,455
Tech Data Corp.*	33,215	1,937,431
Arrow Electronics, Inc.*	32,563	1,893,538
AECOM*	60,549	1,866,726
Avnet, Inc.	44,728	1,866,499
KBR, Inc.	99,628	1,740,501
Terex Corp.	67,487	1,495,512
Orbital ATK, Inc.	19,188	1,361,388
Jabil Circuit, Inc.	57,122	1,156,721
Vishay Intertechnology, Inc.	85,785	984,812
Oshkosh Corp.	26,063	952,342
Greif, Inc. — Class A	30,093	932,582
Con-way, Inc.	20,841	808,422
Triumph Group, Inc.	12,688	683,249
SPX Corp.	9,495	621,068
Kennametal, Inc.	19,122	605,976
Regal Beloit Corp.	7,833	543,845
Granite Construction, Inc.	15,838	538,809
Bemis Company, Inc.	10,836	482,961
Timken Co.	9,887	330,028
Total Industrial		23,607,865
Energy - 14.9%
HollyFrontier Corp.	48,471	2,339,211
Nabors Industries Ltd.	170,359	1,977,869
Patterson-UTI Energy, Inc.	95,079	1,567,377
Noble Corporation plc[1]	126,381	1,510,253
Western Refining, Inc.	33,056	1,459,753
Superior Energy Services, Inc.	67,743	1,151,631
Rowan Companies plc — Class A	61,288	1,055,992
Murphy USA, Inc.*	16,623	910,275
SM Energy Co.	23,564	873,517
Atwood Oceanics, Inc.	41,693	867,214
Denbury Resources, Inc.	215,424	848,771
QEP Resources, Inc.	58,158	807,233
NOW, Inc.*	40,961	712,721
Oil States International, Inc.*	13,167	396,458
Helix Energy Solutions Group, Inc.*	21,142	176,959
Total Energy		16,655,234
Consumer, Non-cyclical - 13.1%
ManpowerGroup, Inc.	23,854	2,158,310
Community Health Systems, Inc.*	28,318	1,656,886
Health Net, Inc.*	23,399	1,564,458
WellCare Health Plans, Inc.*	16,123	1,302,738
Owens & Minor, Inc.	35,689	1,254,825
Halyard Health, Inc.*	30,766	1,253,407
RR Donnelley & Sons Co.	66,633	1,169,409
Rent-A-Center, Inc.	41,958	1,124,055
Aaron's, Inc.	22,533	833,270
FTI Consulting, Inc.*	20,187	826,052
Dean Foods Co.	40,061	713,086
United Natural Foods, Inc.*	9,637	438,773
Avon Products, Inc.[1]	66,918	379,425
Total Consumer, Non-cyclical		14,674,694
Consumer, Cyclical - 11.8%
Ingram Micro, Inc. — Class A	77,534	2,111,250
Ascena Retail Group, Inc.*	154,941	1,939,860
MDC Holdings, Inc.	52,708	1,573,861
World Fuel Services Corp.	31,799	1,292,629
Abercrombie & Fitch Co. — Class A1	42,665	857,140
JC Penney Company, Inc.*,1	101,782	838,684
Guess?, Inc.	37,126	812,688
Casey's General Stores, Inc.	7,914	808,930
CST Brands, Inc.	20,501	776,578
International Speedway Corp. — Class A	18,569	636,360
Dana Holding Corp.	30,585	567,658
ANN, Inc.*	11,825	540,994
Office Depot, Inc.*	57,543	460,344
Total Consumer, Cyclical		13,216,976
Basic Materials - 8.4%
Domtar Corp.	55,051	2,238,374
Reliance Steel & Aluminum Co.	28,179	1,707,647
Commercial Metals Co.	103,106	1,588,863
United States Steel Corp.[1]	56,497	1,099,997
Cabot Corp.	25,667	902,965
Steel Dynamics, Inc.	40,345	808,110
Olin Corp.[1]	26,773	615,511
Allegheny Technologies, Inc.	21,627	461,088
Total Basic Materials		9,422,555
Utilities - 3.5%
ONE Gas, Inc.	21,427	964,859
Great Plains Energy, Inc.	29,208	762,620
Hawaiian Electric Industries, Inc.	22,569	675,942
MDU Resources Group, Inc.	30,419	593,475
Atmos Energy Corp.	9,061	501,073
WGL Holdings, Inc.	7,926	443,063
Total Utilities		3,941,032

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 2.5%
Telephone & Data Systems, Inc.	56,318	$1,656,312
Time, Inc.	51,722	1,154,435
Total Communications		2,810,747
Technology - 2.2%
Lexmark International, Inc. — Class A	19,813	673,444
Convergys Corp.	26,709	670,663
Advanced Micro Devices, Inc.*,1	326,089	629,352
NCR Corp.*	19,586	539,398
Total Technology		2,512,857
Total Common Stocks
(Cost $110,333,100)		111,881,789
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund 0.00%	208,258	208,258
Total Short Term Investments
(Cost $208,258)		208,258

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 5.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$2,504,111	2,504,111
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	1,843,026	1,843,026
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	1,562,565	1,562,565
Total Securities Lending Collateral
(Cost $5,909,702)		5,909,702
Total Investments - 105.4%
(Cost $116,451,060)		$117,999,749
Other Assets & Liabilities, net - (5.4)%		(6,025,175)
Total Net Assets - 100.0%		$111,974,574

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─	Public Limited Company

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 26.5%
Centene Corp.*	270,667	$18,981,876
United Therapeutics Corp.*	98,640	16,705,670
Molina Healthcare, Inc.*	203,583	15,356,265
PAREXEL International Corp.*	218,201	15,047,141
Akorn, Inc.*	326,037	15,033,566
WhiteWave Foods Co. — Class A*	276,855	14,291,255
Hain Celestial Group, Inc.*	199,189	13,540,868
Global Payments, Inc.	90,064	10,095,273
VCA, Inc.*	133,473	8,212,594
IDEXX Laboratories, Inc.*	106,251	7,727,635
Catalent, Inc.*	219,579	7,483,252
Gartner, Inc.*	82,607	7,316,502
Service Corporation International	216,309	6,599,588
Live Nation Entertainment, Inc.*	241,543	6,333,257
SEI Investments Co.	117,287	6,252,570
CEB, Inc.	79,339	6,071,020
Boston Beer Company, Inc. — Class A*	27,440	6,051,069
MEDNAX, Inc.*	70,512	5,968,136
STERIS Corp.	84,308	5,828,212
Align Technology, Inc.*	79,758	5,000,827
Charles River Laboratories International, Inc.*	62,301	4,835,804
Sirona Dental Systems, Inc.*	45,247	4,695,734
WEX, Inc.*	40,639	4,146,804
Cooper Companies, Inc.	22,965	4,064,805
Total Consumer, Non-cyclical		215,639,723
Consumer, Cyclical - 21.5%
Skechers U.S.A., Inc. — Class A*	146,941	22,107,273
JetBlue Airways Corp.*	933,221	21,445,419
Toll Brothers, Inc.*	395,812	15,405,003
NVR, Inc.*	8,685	12,940,997
Tempur Sealy International, Inc.*	141,753	10,709,439
Buffalo Wild Wings, Inc.*	54,535	10,665,956
Alaska Air Group, Inc.	135,380	10,255,035
Foot Locker, Inc.	140,290	9,897,460
Polaris Industries, Inc.	55,167	7,561,189
Jack in the Box, Inc.	70,725	6,718,875
Domino's Pizza, Inc.	58,178	6,622,984
Carter's, Inc.	64,262	6,516,809
Brunswick Corp.	122,404	6,498,428
Williams-Sonoma, Inc.	74,421	6,300,482
LKQ Corp.*	169,372	5,328,443
Brinker International, Inc.	73,288	4,389,951
Dunkin' Brands Group, Inc.	76,551	4,125,333
HSN, Inc.	52,749	3,877,579
Deckers Outdoor Corp.*	45,686	3,329,596
Total Consumer, Cyclical		174,696,251
Financial - 18.5%
WisdomTree Investments, Inc.[1]	712,862	17,750,264
Alexander & Baldwin, Inc.	380,063	14,347,378
Extra Space Storage, Inc.	181,541	13,346,894
Camden Property Trust	140,014	11,149,315
Jones Lang LaSalle, Inc.	61,814	11,005,365
LaSalle Hotel Properties	270,173	8,988,656
RenaissanceRe Holdings Ltd.	81,520	8,747,096
Bank of the Ozarks, Inc.	166,839	7,360,937
Duke Realty Corp.	364,623	7,354,445
Douglas Emmett, Inc.	241,632	7,082,234
Omega Healthcare Investors, Inc.	185,207	6,715,606
Signature Bank*	43,864	6,386,160
Weingarten Realty Investors	173,189	6,092,789
Primerica, Inc.	131,923	5,966,877
Lamar Advertising Co. — Class A	98,970	5,943,149
Regency Centers Corp.	78,300	5,008,851
Kilroy Realty Corp.	55,004	3,897,033
UDR, Inc.	108,715	3,675,654
Total Financial		150,818,703
Technology - 14.2%
Fortinet, Inc.*	357,977	17,089,822
Cadence Design Systems, Inc.*	737,670	15,468,940
Manhattan Associates, Inc.*	201,762	13,078,213
MAXIMUS, Inc.	171,471	11,696,037
SolarWinds, Inc.*	257,124	10,256,676
NetScout Systems, Inc.*	243,025	9,691,837
Synaptics, Inc.*	113,859	9,038,127
Fair Isaac Corp.	75,442	6,841,835
Ultimate Software Group, Inc.*	36,322	6,690,876
ACI Worldwide, Inc.*	256,533	6,072,136
Rackspace Hosting, Inc.*	153,541	5,225,000
Tyler Technologies, Inc.*	33,238	4,638,031
Total Technology		115,787,530
Industrial - 11.9%
Trinity Industries, Inc.	540,272	15,808,359
Eagle Materials, Inc.	192,627	14,859,247
Packaging Corporation of America	134,251	9,503,628
Wabtec Corp.	93,075	9,418,259
Zebra Technologies Corp. — Class A*	84,795	9,126,486
Old Dominion Freight Line, Inc.*	114,502	8,375,821
Acuity Brands, Inc.	38,657	7,777,402
ITT Corp.	180,620	6,863,560
Landstar System, Inc.	86,398	6,223,248
Cognex Corp.	118,203	5,351,050
Gentex Corp.	217,748	3,501,388
Total Industrial		96,808,448
Communications - 4.3%
ARRIS Group, Inc.*	502,482	15,536,743
InterDigital, Inc.	171,353	9,265,057
AMC Networks, Inc. — Class A*	73,719	6,208,614
FactSet Research Systems, Inc.	25,404	4,208,427
Total Communications		35,218,841
Basic Materials - 2.3%
Cytec Industries, Inc.	119,087	8,839,828
Minerals Technologies, Inc.	92,114	5,964,382
Valspar Corp.	49,333	4,108,452
Total Basic Materials		18,912,662
Utilities - 0.8%
UGI Corp.	178,721	6,530,465
Total Common Stocks
(Cost $693,826,374)		814,412,623

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$5,023,027	$5,023,027
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	3,696,948	3,696,948
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	3,134,369	3,134,369
Total Securities Lending Collateral
(Cost $11,854,344)		11,854,344
Total Investments - 101.5%
(Cost $705,680,718)		$826,266,967
Other Assets & Liabilities, net - (1.5)%		(11,811,666)
Total Net Assets - 100.0%		$814,455,301

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 23.1%
TTM Technologies, Inc.*	268,297	$2,449,552
Gibraltar Industries, Inc.*	111,236	2,129,057
Griffon Corp.	118,321	2,039,854
Comfort Systems USA, Inc.	70,465	1,947,653
Universal Forest Products, Inc.	29,787	1,891,475
Benchmark Electronics, Inc.*	79,106	1,745,078
Atlas Air Worldwide Holdings, Inc.*	35,364	1,738,141
AAR Corp.	63,185	1,702,836
Roadrunner Transportation Systems, Inc.*	56,858	1,488,542
Olympic Steel, Inc.	121,789	1,476,083
Aegion Corp. — Class A*	73,231	1,447,777
Tidewater, Inc.	73,998	1,445,181
Sanmina Corp.*	59,963	1,323,383
EMCOR Group, Inc.	25,888	1,238,223
Hub Group, Inc. — Class A*	26,767	1,127,694
National Presto Industries, Inc.[1]	13,030	1,031,455
Briggs & Stratton Corp.	53,906	996,183
Plexus Corp.*	25,585	975,812
Fabrinet*	51,130	948,974
Hornbeck Offshore Services, Inc.*	50,798	924,524
Tredegar Corp.	50,726	855,240
Encore Wire Corp.	23,303	799,992
II-VI, Inc.*	44,904	763,368
Kaman Corp.	18,047	712,315
Celadon Group, Inc.	31,997	694,335
General Cable Corp.	40,398	659,295
Chart Industries, Inc.*	23,399	638,792
LSB Industries, Inc.*	13,685	505,113
DXP Enterprises, Inc.*	13,101	480,807
Tetra Tech, Inc.	17,451	464,895
Astec Industries, Inc.	11,537	453,519
Powell Industries, Inc.	14,572	434,828
TimkenSteel Corp.	22,916	426,925
Total Industrial		37,956,901
Consumer, Non-cyclical - 20.2%
Universal Corp.	51,336	2,928,719
Central Garden & Pet Co. — Class A*	233,160	2,350,253
Monster Worldwide, Inc.*	299,475	2,111,299
PharMerica Corp.*	61,705	2,108,460
Seneca Foods Corp. — Class A*	71,101	2,075,438
SpartanNash Co.	61,056	1,966,614
Almost Family, Inc.*	42,399	1,855,380
Kelly Services, Inc. — Class A	122,838	1,835,200
Viad Corp.	59,743	1,712,832
LHC Group, Inc.*	40,749	1,641,777
ABM Industries, Inc.	48,449	1,596,879
Kindred Healthcare, Inc.	69,262	1,428,875
Brink's Co.	42,825	1,337,425
Magellan Health, Inc.*	21,994	1,332,616
Insperity, Inc.	23,128	1,162,876
CDI Corp.	95,011	1,150,583
TrueBlue, Inc.*	43,238	1,113,811
Hanger, Inc.*	50,874	1,100,913
Invacare Corp.	56,919	970,469
Andersons, Inc.	24,321	907,173
Heidrick & Struggles International, Inc.	26,826	586,685
Total Consumer, Non-cyclical		33,274,277
Consumer, Cyclical - 18.8%
Cash America International, Inc.	104,502	2,897,841
SkyWest, Inc.	156,177	2,586,291
Pep Boys-Manny Moe & Jack*	190,437	2,256,678
M/I Homes, Inc.*	76,597	1,921,053
ScanSource, Inc.*	37,910	1,434,136
Fred's, Inc. — Class A	72,169	1,301,929
Titan International, Inc.	132,412	1,236,728
Big 5 Sporting Goods Corp.	110,762	1,219,490
Essendant, Inc.	32,737	1,205,376
Stage Stores, Inc.	65,580	1,154,208
EZCORP, Inc. — Class A*	162,390	1,151,345
Sonic Automotive, Inc. — Class A	47,303	1,101,687
Perry Ellis International, Inc.*	45,052	1,085,303
Superior Industries International, Inc.	59,008	998,415
Biglari Holdings, Inc.*	2,260	982,670
Ruby Tuesday, Inc.*	130,417	957,261
Barnes & Noble, Inc.*	33,767	887,734
Haverty Furniture Companies, Inc.	38,601	856,170
VOXX International Corp. — Class A*	105,495	843,960
Marcus Corp.	36,319	761,246
Unifi, Inc.*	24,627	759,989
Arctic Cat, Inc.	24,409	698,341
Callaway Golf Co.	71,288	652,998
Stein Mart, Inc.	54,074	551,014
Children's Place, Inc.	9,002	521,216
Genesco, Inc.*	7,203	465,962
Movado Group, Inc.	14,535	368,172
Total Consumer, Cyclical		30,857,213
Energy - 10.9%
Basic Energy Services, Inc.*	291,856	1,762,809
Green Plains, Inc.	70,093	1,573,588
Pioneer Energy Services Corp.*	391,516	1,432,949
Matrix Service Co.*	58,204	1,127,994
Unit Corp.*	54,765	1,080,514
Northern Oil and Gas, Inc.*,1	203,085	966,684
TETRA Technologies, Inc.*	201,712	960,149
Gulf Island Fabrication, Inc.	77,644	885,918
SEACOR Holdings, Inc.*	13,517	853,869
CARBO Ceramics, Inc.[1]	24,981	820,626
PDC Energy, Inc.*	13,762	646,126
Tesco Corp.	67,129	644,438
Cloud Peak Energy, Inc.*	199,961	635,876
Newpark Resources, Inc.*	86,046	622,113
Geospace Technologies Corp.*	30,930	539,419
Exterran Holdings, Inc.	20,514	508,542
FutureFuel Corp.	41,746	477,574
Gulfmark Offshore, Inc. — Class A1	50,203	472,912
Rex Energy Corp.*,1	173,970	389,693
Stone Energy Corp.*	62,789	363,548
ION Geophysical Corp.*	437,340	345,455
Bristow Group, Inc.	6,980	314,449
Penn Virginia Corp.*,1	217,576	291,552

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 10.9% (continued)
Comstock Resources, Inc.[1]	109,042	$137,393
Total Energy		17,854,190
Financial - 10.3%
Stewart Information Services Corp.	43,512	1,789,213
United Fire Group, Inc.	49,769	1,720,017
Employers Holdings, Inc.	60,831	1,459,944
Selective Insurance Group, Inc.	40,940	1,261,361
Infinity Property & Casualty Corp.	15,482	1,200,010
Navigators Group, Inc.*	14,100	1,102,338
Horace Mann Educators Corp.	30,261	1,066,398
Astoria Financial Corp.	69,651	1,053,123
Calamos Asset Management, Inc. — Class A	67,886	815,311
Forestar Group, Inc.*	57,304	733,491
Provident Financial Services, Inc.	34,267	672,319
First BanCorp*	148,143	638,496
Wintrust Financial Corp.	11,238	605,953
Safety Insurance Group, Inc.	10,401	603,154
OFG Bancorp	60,283	485,881
ProAssurance Corp.	9,199	444,220
Central Pacific Financial Corp.	18,832	438,597
Capstead Mortgage Corp.	36,333	402,206
Old National Bancorp	27,674	398,229
Total Financial		16,890,261
Basic Materials - 6.0%
Kraton Performance Polymers, Inc.*	76,606	1,571,956
OM Group, Inc.	46,208	1,565,527
Stepan Co.	31,518	1,544,697
A. Schulman, Inc.	25,906	964,480
Kaiser Aluminum Corp.	11,139	940,689
Veritiv Corp.*	23,690	882,689
Materion Corp.	24,929	762,827
PH Glatfelter Co.	36,741	749,884
American Vanguard Corp.	39,960	512,287
Koppers Holdings, Inc.	19,173	389,212
Total Basic Materials		9,884,248
Technology - 5.7%
Insight Enterprises, Inc.*	69,531	1,876,641
SYNNEX Corp.	18,038	1,364,214
Ciber, Inc.*	411,838	1,363,184
Digi International, Inc.*	116,889	1,182,917
ManTech International Corp. — Class A	34,103	1,016,610
CACI International, Inc. — Class A*	11,015	904,662
Sykes Enterprises, Inc.*	28,234	688,345
Engility Holdings, Inc.	26,815	587,517
Cohu, Inc.	45,188	447,813
Total Technology		9,431,903
Communications - 4.1%
Liquidity Services, Inc.*	193,318	1,735,996
Scholastic Corp.	27,466	1,183,510
Blucora, Inc.*	70,749	1,002,513
Anixter International, Inc.*	12,557	831,399
Harte-Hanks, Inc.	169,999	797,295
Spok Holdings, Inc.	28,727	480,603
NETGEAR, Inc.*	13,615	455,966
Black Box Corp.	16,550	259,173
Total Communications		6,746,455
Utilities - 0.5%
Laclede Group, Inc.	7,771	420,489
Avista Corp.	11,511	380,093
Total Utilities		800,582
Total Common Stocks
(Cost $162,820,340)		163,696,030

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$1,955,121	1,955,121
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	1,438,969	1,438,969
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	1,219,995	1,219,995
Total Securities Lending Collateral
(Cost $4,614,085)		4,614,085
Total Investments - 102.4%
(Cost $167,434,425)		$168,310,115
Other Assets & Liabilities, net - (2.4)%		(3,953,474)
Total Net Assets - 100.0%		$164,356,641
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note3.
[2]	Securities lending collateral ─ See Note 3.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 26.5%
Lannett Company, Inc.*	79,766	$4,754,055
ABIOMED, Inc.*	45,112	3,494,377
Supernus Pharmaceuticals, Inc.*	156,829	3,326,343
Depomed, Inc.*	102,318	3,223,017
Repligen Corp.*	84,078	2,943,571
MiMedx Group, Inc.*,1	254,069	2,726,160
LendingTree, Inc.*	32,034	2,656,259
On Assignment, Inc.*	64,931	2,488,156
AMN Healthcare Services, Inc.*	76,370	2,247,569
Nektar Therapeutics*	169,187	2,133,448
Natus Medical, Inc.*	44,947	2,029,807
Ligand Pharmaceuticals, Inc. — Class B*	18,659	2,020,023
Cal-Maine Foods, Inc.[1]	34,995	1,895,329
Cambrex Corp.*	37,687	1,856,085
Cynosure, Inc. — Class A*	47,368	1,837,878
ExamWorks Group, Inc.*	52,241	1,832,614
Calavo Growers, Inc.	32,520	1,772,665
Chemed Corp.	10,920	1,621,183
Albany Molecular Research, Inc.*	66,951	1,415,344
Ensign Group, Inc.	26,564	1,357,952
Anika Therapeutics, Inc.*	32,706	1,239,557
Snyder's-Lance, Inc.	33,919	1,103,046
Impax Laboratories, Inc.*	21,903	1,061,419
Helen of Troy Ltd.*	11,921	1,046,425
Abaxis, Inc.	20,254	1,013,915
Cantel Medical Corp.	17,271	947,832
Affymetrix, Inc.*	72,027	789,416
J&J Snack Foods Corp.	5,481	648,731
Total Consumer, Non-cyclical		55,482,176
Financial - 21.8%
Universal Insurance Holdings, Inc.	114,844	3,149,022
CoreSite Realty Corp.	53,149	2,668,080
Chesapeake Lodging Trust	78,577	2,519,963
HFF, Inc. — Class A	52,039	2,385,468
Sabra Health Care REIT, Inc.	85,553	2,339,874
Bank Mutual Corp.	279,061	2,028,773
Associated Estates Realty Corp.	65,923	1,895,286
American Assets Trust, Inc.	45,371	1,888,341
DiamondRock Hospitality Co.	142,405	1,795,727
BofI Holding, Inc.*	13,290	1,632,677
Universal Health Realty Income Trust	32,301	1,581,780
First Midwest Bancorp, Inc.	80,946	1,519,357
Post Properties, Inc.	26,325	1,498,946
Glacier Bancorp, Inc.	53,281	1,497,196
Home BancShares, Inc.	37,332	1,486,560
MB Financial, Inc.	39,729	1,354,759
PrivateBancorp, Inc. — Class A	32,748	1,353,802
Retail Opportunity Investments Corp.	78,574	1,347,544
Boston Private Financial Holdings, Inc.	107,075	1,347,004
PRA Group, Inc.*	20,433	1,298,517
HCI Group, Inc.	26,799	1,202,739
Medical Properties Trust, Inc.	85,455	1,168,169
Pinnacle Financial Partners, Inc.	20,684	1,098,114
Sovran Self Storage, Inc.	10,912	1,038,932
Enova International, Inc.*	49,519	895,304
Education Realty Trust, Inc.	26,099	825,772
Inland Real Estate Corp.	81,618	801,489
Healthcare Realty Trust, Inc.	32,417	779,305
Cousins Properties, Inc.	62,620	649,996
CareTrust REIT, Inc.	44,864	582,335
Total Financial		45,630,831
Consumer, Cyclical - 17.4%
Gentherm, Inc.*	75,170	3,783,306
Pinnacle Entertainment, Inc.*	75,507	2,907,020
Meritage Homes Corp.*	59,953	2,703,880
G-III Apparel Group Ltd.*	37,043	2,675,616
Standard Pacific Corp.*	273,398	2,457,848
Ryland Group, Inc.	44,407	2,019,186
Allegiant Travel Co. — Class A	9,038	1,922,654
Papa John's International, Inc.	23,474	1,773,694
DTS, Inc.*	55,577	1,583,389
BJ's Restaurants, Inc.*	27,835	1,435,173
Popeyes Louisiana Kitchen, Inc.*	23,470	1,424,160
Winnebago Industries, Inc.	57,956	1,294,157
Sonic Corp.	43,319	1,287,441
Select Comfort Corp.*	45,910	1,195,496
Outerwall, Inc.[1]	16,611	1,176,391
Texas Roadhouse, Inc. — Class A	29,494	1,161,769
Zumiez, Inc.*	39,244	1,024,268
Wolverine World Wide, Inc.	31,145	913,172
Marriott Vacations Worldwide Corp.	10,687	893,433
Universal Electronics, Inc.*	16,299	844,940
Scientific Games Corp. — Class A*,1	46,918	708,462
Iconix Brand Group, Inc.*	31,088	675,542
Francesca's Holdings Corp.*	38,530	468,525
Total Consumer, Cyclical		36,329,522
Industrial - 13.4%
TASER International, Inc.*,1	128,415	3,495,456
PGT, Inc.*	210,292	3,379,393
Apogee Enterprises, Inc.	43,107	2,378,644
Headwaters, Inc.*	90,876	1,727,553
Lydall, Inc.*	56,399	1,675,614
ArcBest Corp.	49,776	1,645,097
Heartland Express, Inc.	73,523	1,568,246
Methode Electronics, Inc.	58,095	1,558,689
US Ecology, Inc.	32,827	1,506,431
KapStone Paper and Packaging Corp.	53,966	1,262,804
Bel Fuse, Inc. — Class B	57,163	1,262,159
Hillenbrand, Inc.	44,130	1,251,527
Saia, Inc.*	24,991	1,085,109
Knight Transportation, Inc.	39,877	1,078,274
Curtiss-Wright Corp.	14,097	949,715
Matson, Inc.	20,989	869,364
AZZ, Inc.	15,565	805,489
Forward Air Corp.	12,227	593,621
Total Industrial		28,093,185
Technology - 9.2%
Take-Two Interactive Software, Inc.*	125,942	3,977,249
Synchronoss Technologies, Inc.*	64,473	3,081,810
Omnicell, Inc.*	59,187	2,161,509

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Technology - 9.2% (continued)
Dealertrack Technologies, Inc.*	24,060	$1,493,404
Super Micro Computer, Inc.*	47,411	1,264,451
Monolithic Power Systems, Inc.	24,437	1,263,637
Virtusa Corp.*	25,476	1,221,319
Tessera Technologies, Inc.	33,648	1,166,240
Blackbaud, Inc.	18,492	1,130,971
Constant Contact, Inc.*	38,192	986,881
Electronics for Imaging, Inc.*	18,723	855,641
MicroStrategy, Inc. — Class A*	2,913	593,815
Total Technology		19,196,927
Communications - 6.8%
General Communication, Inc. — Class A*	184,031	3,386,171
LogMeIn, Inc.*	37,531	2,761,531
comScore, Inc.*	30,286	1,771,731
j2 Global, Inc.	22,522	1,585,549
DHI Group, Inc.*	194,190	1,547,694
EW Scripps Co. — Class A	51,796	1,137,958
Consolidated Communications Holdings, Inc.	35,991	717,301
VASCO Data Security International, Inc.*,1	34,578	705,045
ViaSat, Inc.*	9,621	596,502
Total Communications		14,209,482
Energy - 2.9%
Carrizo Oil & Gas, Inc.*	65,646	2,503,081
Synergy Resources Corp.*	244,679	2,380,727
Flotek Industries, Inc.*	74,121	1,268,952
Total Energy		6,152,760
Basic Materials - 2.0%
US Silica Holdings, Inc.[1]	49,420	1,112,938
Deltic Timber Corp.	17,105	1,110,115
Neenah Paper, Inc.	14,888	901,915
Balchem Corp.	11,170	633,004
Century Aluminum Co.*	49,018	456,848
Total Basic Materials		4,214,820
Total Common Stocks
(Cost $191,392,659)		209,309,703

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$3,392,039	3,392,039
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	2,496,541	2,496,541
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	2,116,633	2,116,633
Total Securities Lending Collateral
(Cost $8,005,213)		8,005,213
Total Investments - 103.8%
(Cost $199,397,872)		$217,314,916
Other Assets & Liabilities, net - (3.8)%		(7,950,810)
Total Net Assets - 100.0%		$209,364,106

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

REIT ─	Real Estate Investment Trust

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 24.5%
Monster Beverage Corp.*	4,006	$615,121
Coca-Cola Enterprises, Inc.*	11,996	612,756
Dr Pepper Snapple Group, Inc.	7,195	577,183
Brown-Forman Corp. — Class B	5,276	571,971
Ingredion, Inc.	6,452	569,065
Clorox Co.	5,008	560,596
Hershey Co.	5,992	556,596
Church & Dwight Company, Inc.	6,417	553,980
Kellogg Co.	8,359	553,114
Spectrum Brands Holdings, Inc.	5,211	552,105
WhiteWave Foods Co. — Class A*	10,590	546,656
McCormick & Company, Inc.	6,658	546,023
Campbell Soup Co.	11,067	545,714
Hormel Foods Corp.	9,195	544,436
ConAgra Foods, Inc.	12,315	542,599
Tyson Foods, Inc. — Class A	12,129	537,921
Constellation Brands, Inc. — Class A	4,475	537,090
Hain Celestial Group, Inc.*	7,804	530,516
JM Smucker Co.	4,737	529,076
Molson Coors Brewing Co. — Class B	7,399	526,365
Flowers Foods, Inc.	24,280	525,905
Sysco Corp.	14,114	512,479
Mead Johnson Nutrition Co. — Class A	5,747	507,977
Pinnacle Foods, Inc.	11,285	507,261
Herbalife Ltd.*,1	9,926	501,164
Keurig Green Mountain, Inc.	6,393	479,731
Whole Foods Market, Inc.	12,988	472,763
Sprouts Farmers Market, Inc.*	18,860	462,447
Bunge Ltd.	5,756	459,617
Pilgrim's Pride Corp.[1]	20,754	449,117
Edgewell Personal Care Co.	3,861	369,536
Intrexon Corp.*	4,750	309,938
Receptos, Inc.*	1,248	284,369
Envision Healthcare Holdings, Inc.*	6,222	278,746
MEDNAX, Inc.*	3,232	273,556
CR Bard, Inc.	1,378	270,984
VCA, Inc.*	4,358	268,148
QIAGEN N.V.*	9,552	267,265
IDEXX Laboratories, Inc.*	3,620	263,283
Hologic, Inc.*	6,283	261,750
Tenet Healthcare Corp.*	4,618	259,994
Universal Health Services, Inc. — Class B	1,774	257,638
Bio-Techne Corp.	2,351	257,151
DexCom, Inc.*	3,036	256,997
Intuitive Surgical, Inc.*	480	255,922
DENTSPLY International, Inc.	4,488	255,412
Laboratory Corporation of America Holdings*	1,988	253,053
Agios Pharmaceuticals, Inc.*	2,283	251,541
BioMarin Pharmaceutical, Inc.*	1,716	250,999
LifePoint Health, Inc.*	3,027	250,817
Edwards Lifesciences Corp.*	1,648	250,760
Jazz Pharmaceuticals plc*	1,304	250,681
Alkermes plc*	3,557	249,061
Quintiles Transnational Holdings, Inc.*	3,242	248,726
Endo International plc*	2,839	248,526
OPKO Health, Inc.*,1	15,156	248,104
Community Health Systems, Inc.*	4,236	247,848
Charles River Laboratories International, Inc.*	3,193	247,841
Health Net, Inc.*	3,698	247,248
Acadia Healthcare Company, Inc.*	3,069	244,845
Omnicare, Inc.	2,526	244,643
Quest Diagnostics, Inc.	3,304	243,868
Sirona Dental Systems, Inc.*	2,342	243,054
ResMed, Inc.	4,194	243,042
Patterson Companies, Inc.	4,837	242,624
Henry Schein, Inc.*	1,636	242,095
Perrigo Company plc	1,258	241,788
Hospira, Inc.*	2,691	240,710
Bio-Rad Laboratories, Inc. — Class A*	1,591	239,827
Cooper Companies, Inc.	1,345	238,065
VWR Corp.*	8,886	238,056
Intercept Pharmaceuticals, Inc.*	900	237,429
Align Technology, Inc.*	3,784	237,257
Bruker Corp.*	11,252	236,855
Mallinckrodt plc*	1,909	236,640
Akorn, Inc.*	5,120	236,083
Hill-Rom Holdings, Inc.	4,212	235,998
Teleflex, Inc.	1,753	234,884
Varian Medical Systems, Inc.*	2,727	234,713
St. Jude Medical, Inc.	3,165	233,640
Zoetis, Inc.	4,722	231,284
Alnylam Pharmaceuticals, Inc.*	1,813	231,031
DaVita HealthCare Partners, Inc.*	2,922	230,926
Boston Scientific Corp.*	13,276	230,206
Seattle Genetics, Inc.*	4,802	229,872
Incyte Corp.*	2,180	227,330
Juno Therapeutics, Inc.*	4,635	226,744
AmerisourceBergen Corp. — Class A	2,131	225,353
Bluebird Bio, Inc.*	1,357	225,031
Premier, Inc. — Class A*	6,285	224,752
Alere, Inc.*	4,579	222,585
Zimmer Biomet Holdings, Inc.	2,115	220,108
Brookdale Senior Living, Inc. — Class A*	6,619	219,287
United Therapeutics Corp.*	1,282	217,120
Medivation, Inc.*	2,052	216,137
Centene Corp.*	2,983	209,198
Isis Pharmaceuticals, Inc.*	3,699	203,186
Sabre Corp.	7,611	202,453
Gartner, Inc.*	2,106	186,527
Rollins, Inc.	6,070	176,030
Booz Allen Hamilton Holding Corp.	6,179	171,344
Verisk Analytics, Inc. — Class A*	2,178	170,124
Puma Biotechnology, Inc.*	1,869	169,331
ManpowerGroup, Inc.	1,783	161,326
ADT Corp.[1]	4,646	160,426
Avery Dennison Corp.	2,627	159,853
Cintas Corp.	1,867	159,629
CoStar Group, Inc.*	793	159,623

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Non-cyclical - 24.5% (continued)
Robert Half International, Inc.	2,872	$158,046
Macquarie Infrastructure Corp.	1,858	157,800
RR Donnelley & Sons Co.	8,709	152,843
Quanta Services, Inc.*	5,398	149,093
Towers Watson & Co. — Class A	1,161	147,192
ServiceMaster Global Holdings, Inc.*	3,444	133,386
H&R Block, Inc.	3,938	131,095
Service Corporation International	4,101	125,122
KAR Auction Services, Inc.	3,212	125,043
Aaron's, Inc.	3,347	123,773
Aramark	3,866	123,016
United Rentals, Inc.*	1,764	118,170
Live Nation Entertainment, Inc.*	4,229	110,884
Avis Budget Group, Inc.*	2,493	108,271
Coty, Inc. — Class A*	3,878	103,659
Hertz Global Holdings, Inc.*	5,955	101,175
Avon Products, Inc.	17,596	99,769
Vantiv, Inc. — Class A*	2,202	96,888
Total System Services, Inc.	2,063	95,352
Morningstar, Inc.	1,112	94,731
SEI Investments Co.	1,735	92,493
Global Payments, Inc.	822	92,138
Equifax, Inc.	875	89,364
Moody's Corp.	793	87,571
McGraw Hill Financial, Inc.	835	84,961
FleetCor Technologies, Inc.*	542	83,912
Western Union Co.	4,094	82,863
Graham Holdings Co. — Class B	115	79,299
WEX, Inc.*	743	75,816
Total Consumer, Non-cyclical		37,539,895
Industrial - 14.0%
WestRock Co.*	8,990	566,909
USG Corp.*	10,155	314,602
Acuity Brands, Inc.	1,536	309,028
Lennox International, Inc.	2,578	304,384
Owens Corning	6,764	303,365
Graphic Packaging Holding Co.	20,012	302,181
Armstrong World Industries, Inc.*	5,160	301,860
Martin Marietta Materials, Inc.	1,920	301,095
Packaging Corporation of America	4,253	301,070
AptarGroup, Inc.	4,364	295,836
Sealed Air Corp.	5,478	291,265
Vulcan Materials Co.	3,190	290,354
Hexcel Corp.	5,546	287,782
Silgan Holdings, Inc.	5,181	277,027
Eagle Materials, Inc.	3,588	276,778
Masco Corp.	10,335	272,741
Bemis Company, Inc.	6,038	269,114
Ball Corp.	3,925	266,272
Crown Holdings, Inc.*	5,154	265,483
Sonoco Products Co.	6,344	261,880
Valmont Industries, Inc.	2,317	257,720
Ingersoll-Rand plc	4,129	253,520
Timken Co.	7,541	251,719
Owens-Illinois, Inc.*	11,739	250,628
Agilent Technologies, Inc.	6,018	246,437
Golar LNG Ltd.	5,518	237,660
SunPower Corp. — Class A*,1	8,701	235,188
PerkinElmer, Inc.	4,433	234,595
Harris Corp.	2,355	195,323
SBA Communications Corp. — Class A*	1,561	188,444
Amphenol Corp. — Class A	3,250	183,333
Arrow Electronics, Inc.*	3,113	181,021
Avnet, Inc.	4,315	180,065
CH Robinson Worldwide, Inc.	2,558	179,444
Middleby Corp.*	1,450	177,915
Landstar System, Inc.	2,403	173,088
Republic Services, Inc. — Class A	4,069	173,055
Cognex Corp.	3,802	172,117
Kansas City Southern	1,707	169,317
Waste Connections, Inc.	3,367	168,788
Old Dominion Freight Line, Inc.*	2,302	168,391
Jabil Circuit, Inc.	8,300	168,075
Stericycle, Inc.*	1,189	167,613
Snap-on, Inc.	1,017	167,602
Allegion plc	2,630	166,269
Wabtec Corp.	1,643	166,255
Pall Corp.	1,314	166,156
Spirit AeroSystems Holdings, Inc. — Class A*	2,904	163,496
AGCO Corp.	2,965	163,105
Graco, Inc.	2,271	162,354
Carlisle Companies, Inc.	1,600	162,016
FLIR Systems, Inc.	5,257	161,863
L-3 Communications Holdings, Inc.	1,398	161,413
Waters Corp.*	1,207	161,122
TransDigm Group, Inc.*	711	160,899
Huntington Ingalls Industries, Inc.	1,368	160,617
Chicago Bridge & Iron Company N.V.[1]	3,022	160,589
Stanley Black & Decker, Inc.	1,521	160,450
Mettler-Toledo International, Inc.*	475	160,360
Expeditors International of Washington, Inc.	3,408	159,733
Trimble Navigation Ltd.*	6,900	159,390
AO Smith Corp.	2,208	158,579
Ryder System, Inc.	1,750	158,410
AMETEK, Inc.	2,986	158,407
Pentair plc	2,599	158,045
Trinity Industries, Inc.	5,379	157,390
J.B. Hunt Transport Services, Inc.	1,864	156,800
Jacobs Engineering Group, Inc.*	3,722	156,770
Tyco International plc	4,098	155,683
IDEX Corp.	2,041	155,177
Textron, Inc.	3,546	154,960
Parker-Hannifin Corp.	1,374	154,919
Lincoln Electric Holdings, Inc.	2,557	154,826
Roper Technologies, Inc.	923	154,390
Hubbell, Inc. — Class B	1,474	153,900
Orbital ATK, Inc.	2,149	152,472
Donaldson Company, Inc.	4,534	152,342
Rockwell Automation, Inc.	1,300	151,814
Keysight Technologies, Inc.*	4,961	151,509
Xylem, Inc.	4,378	151,172
Nordson Corp.	2,039	151,110
Regal Beloit Corp.	2,174	150,941
GATX Corp.	2,842	150,739
National Instruments Corp.	5,203	150,679

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 14.0% (continued)
Zebra Technologies Corp. — Class A*	1,385	$149,068
Energizer Holdings, Inc.*	3,861	148,687
SPX Corp.	2,257	147,630
Kirby Corp.*	2,032	147,137
Kennametal, Inc.	4,623	146,503
Clean Harbors, Inc.*	2,958	146,480
Terex Corp.	6,599	146,234
ITT Corp.	3,845	146,110
Rockwell Collins, Inc.	1,710	144,700
Covanta Holding Corp.	7,322	144,536
Genesee & Wyoming, Inc. — Class A*	2,027	144,363
Dover Corp.	2,250	144,158
Manitowoc Company, Inc.	8,101	143,145
AECOM*	4,618	142,373
Flowserve Corp.	3,017	141,769
Crane Co.	2,661	141,565
KBR, Inc.	7,927	138,485
B/E Aerospace, Inc.	2,828	137,752
Fluor Corp.	2,913	136,183
GoPro, Inc. — Class A*	2,173	134,943
AMERCO	375	134,764
Colfax Corp.*	3,428	130,744
Oshkosh Corp.	3,569	130,411
Triumph Group, Inc.	2,389	128,648
Teekay Corp.	3,568	127,770
Fortune Brands Home & Security, Inc.	2,649	126,490
BWX Technologies, Inc.	4,963	121,891
Gentex Corp.	7,099	114,152
Joy Global, Inc.	4,206	111,080
Garmin Ltd.	2,610	109,385
Babcock & Wilcox Enterprises, Inc.*	2,481	48,925
TopBuild Corp.*	1,148	33,016
Total Industrial		21,336,302
Consumer, Cyclical - 11.1%
GNC Holdings, Inc. — Class A	11,617	571,673
Rite Aid Corp.*	60,113	535,607
Watsco, Inc.	2,282	292,644
Scotts Miracle-Gro Co. — Class A	4,754	287,094
Fastenal Co.	6,578	275,355
World Fuel Services Corp.	5,633	228,981
Ingram Micro, Inc. — Class A*	6,882	187,397
Alaska Air Group, Inc.	2,455	185,966
JetBlue Airways Corp.*	7,665	176,142
Southwest Airlines Co.	4,715	170,683
United Continental Holdings, Inc.*	2,954	166,576
MSC Industrial Direct Company, Inc. — Class A	2,323	165,537
HD Supply Holdings, Inc.*	4,600	164,680
Copart, Inc.*	4,547	163,829
Skechers U.S.A., Inc. — Class A*	1,082	162,787
PACCAR, Inc.	2,510	162,748
Toro Co.	2,372	162,079
Dolby Laboratories, Inc. — Class A	4,555	160,108
Allison Transmission Holdings, Inc.	5,389	157,251
WW Grainger, Inc.	665	152,092
Dollar Tree, Inc.*	1,919	149,740
Spirit Airlines, Inc.*	2,496	149,311
Chipotle Mexican Grill, Inc. — Class A*	200	148,446
Under Armour, Inc. — Class A*	1,444	143,432
Copa Holdings S.A. — Class A	1,882	142,147
Tempur Sealy International, Inc.*	1,871	141,354
Panera Bread Co. — Class A*	685	139,822
Royal Caribbean Cruises Ltd.	1,532	137,650
WESCO International, Inc.*	2,233	137,017
Norwegian Cruise Line Holdings Ltd.*	2,184	136,325
NVR, Inc.*	90	134,104
Lennar Corp. — Class A	2,516	133,448
DR Horton, Inc.	4,466	132,596
Foot Locker, Inc.	1,873	132,140
International Game Technology plc*	6,642	131,512
Advance Auto Parts, Inc.	752	131,006
Darden Restaurants, Inc.	1,776	130,998
Ulta Salon Cosmetics & Fragrance, Inc.*	789	130,998
Ross Stores, Inc.	2,438	129,604
LKQ Corp.*	4,107	129,206
Mohawk Industries, Inc.*	638	128,614
Williams-Sonoma, Inc.	1,519	128,599
Newell Rubbermaid, Inc.	2,962	128,195
O'Reilly Automotive, Inc.*	532	127,845
Lions Gate Entertainment Corp.	3,259	127,688
GameStop Corp. — Class A1	2,780	127,463
Wynn Resorts Ltd.	1,228	126,766
Toll Brothers, Inc.*	3,251	126,529
Brinker International, Inc.	2,111	126,449
Dollar General Corp.	1,573	126,422
Jarden Corp.*	2,294	126,170
AutoZone, Inc.*	180	126,169
PulteGroup, Inc.	6,067	125,708
Tiffany & Co.	1,310	125,367
Penske Automotive Group, Inc.	2,320	125,280
Vista Outdoor, Inc.*	2,648	124,906
Hasbro, Inc.	1,586	124,882
MGM Resorts International*	6,356	124,705
PVH Corp.	1,074	124,627
Nordstrom, Inc.	1,621	123,698
Domino's Pizza, Inc.	1,085	123,516
Harley-Davidson, Inc.	2,118	123,479
Liberty Interactive Corporation QVC Group — Class A*	4,249	123,433
Brunswick Corp.	2,322	123,275
Tractor Supply Co.	1,328	122,867
Six Flags Entertainment Corp.	2,633	122,803
WABCO Holdings, Inc.*	990	122,235
Macy's, Inc.	1,759	121,476
Wyndham Worldwide Corp.	1,470	121,304
AutoNation, Inc.*	1,942	121,064
Dunkin' Brands Group, Inc.	2,244	120,929
Madison Square Garden Co. — Class A*	1,445	120,513
Dick's Sporting Goods, Inc.	2,347	119,650
Leggett & Platt, Inc.	2,495	119,286

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 11.1% (continued)
Sally Beauty Holdings, Inc.*	3,990	$118,862
Genuine Parts Co.	1,336	118,837
Starwood Hotels & Resorts Worldwide, Inc.	1,491	118,475
Extended Stay America, Inc.	6,230	118,370
Regal Entertainment Group — Class A1	5,744	118,326
Hyatt Hotels Corp. — Class A*	2,119	118,304
Goodyear Tire & Rubber Co.	3,926	118,290
Whirlpool Corp.	665	118,190
Kohl's Corp.	1,927	118,164
Thor Industries, Inc.	2,114	118,130
Hilton Worldwide Holdings, Inc.*	4,386	117,764
Michaels Companies, Inc.*	4,577	115,981
DSW, Inc. — Class A	3,561	115,804
Cinemark Holdings, Inc.	2,934	115,776
CarMax, Inc.*	1,794	115,731
Fossil Group, Inc.*	1,683	115,706
Carter's, Inc.	1,139	115,506
Marriott International, Inc. — Class A	1,588	115,305
JC Penney Company, Inc.*,1	13,966	115,080
Choice Hotels International, Inc.	2,271	115,049
The Gap, Inc.	3,148	114,839
Dillard's, Inc. — Class A	1,125	114,615
Best Buy Company, Inc.	3,533	114,081
Bed Bath & Beyond, Inc.*	1,742	113,631
L Brands, Inc.	1,407	113,573
Visteon Corp.*	1,141	113,564
CST Brands, Inc.	2,984	113,034
Signet Jewelers Ltd.	926	112,250
Urban Outfitters, Inc.*	3,440	112,213
lululemon athletica, Inc.*	1,779	111,828
Polaris Industries, Inc.	814	111,567
Hanesbrands, Inc.	3,591	111,429
Ralph Lauren Corp. — Class A	884	111,287
Wendy's Co.	10,846	111,280
Michael Kors Holdings Ltd.*	2,628	110,350
Staples, Inc.	7,419	109,133
Lear Corp.	1,046	108,857
Delphi Automotive plc	1,383	107,985
Office Depot, Inc.*	13,438	107,504
Tupperware Brands Corp.	1,827	106,825
Mattel, Inc.	4,602	106,812
Coach, Inc.	3,400	106,080
Cabela's, Inc.*	2,365	105,077
Harman International Industries, Inc.	971	104,538
BorgWarner, Inc.	2,040	101,408
Kate Spade & Co.*	4,927	99,131
Nu Skin Enterprises, Inc. — Class A	2,487	98,610
Sears Holdings Corp.*,1	4,270	92,019
Gaming and Leisure Properties, Inc.	2,342	76,701
Total Consumer, Cyclical		16,963,868
Financial - 10.6%
Air Lease Corp. — Class A	4,483	158,474
StanCorp Financial Group, Inc.	1,113	126,905
Lamar Advertising Co. — Class A	2,111	126,765
Outfront Media, Inc.	4,690	117,859
Hartford Financial Services Group, Inc.	2,062	98,049
Markel Corp.*	109	96,983
Extra Space Storage, Inc.	1,306	96,017
BioMed Realty Trust, Inc.	4,422	95,249
Mid-America Apartment Communities, Inc.	1,184	95,122
Assurant, Inc.	1,274	95,040
Equity LifeStyle Properties, Inc.	1,641	94,981
Hanover Insurance Group, Inc.	1,172	94,757
Equinix, Inc.	338	94,272
Progressive Corp.	3,084	94,062
Cincinnati Financial Corp.	1,702	93,967
CBOE Holdings, Inc.	1,515	93,900
Realty Income Corp.	1,944	93,876
AmTrust Financial Services, Inc.	1,343	93,352
Arch Capital Group Ltd.*	1,303	92,982
AvalonBay Communities, Inc.	539	92,890
Kimco Realty Corp.	3,756	92,810
Duke Realty Corp.	4,600	92,782
Weingarten Realty Investors	2,634	92,664
Camden Property Trust	1,162	92,530
Ventas, Inc.	1,379	92,516
WR Berkley Corp.	1,650	91,938
TFS Financial Corp.	5,446	91,820
Prologis, Inc.	2,260	91,779
PartnerRe Ltd.	675	91,772
Essex Property Trust, Inc.	408	91,763
Apartment Investment & Management Co. — Class A	2,347	91,721
Endurance Specialty Holdings Ltd.	1,319	91,657
Springleaf Holdings, Inc.*	1,814	91,625
Corrections Corporation of America	2,605	91,618
Regency Centers Corp.	1,432	91,605
Post Properties, Inc.	1,608	91,560
Torchmark Corp.	1,486	91,553
FNF Group	2,341	91,510
Axis Capital Holdings Ltd.	1,589	91,463
Douglas Emmett, Inc.	3,120	91,446
Synchrony Financial*,1	2,660	91,398
Principal Financial Group, Inc.	1,646	91,369
National Retail Properties, Inc.	2,458	91,364
Federal Realty Investment Trust	667	91,239
Jones Lang LaSalle, Inc.	512	91,156
White Mountains Insurance Group Ltd.	129	91,074
Erie Indemnity Co. — Class A	1,055	91,057
UDR, Inc.	2,691	90,983
American Financial Group, Inc.	1,319	90,945
Brixmor Property Group, Inc.	3,716	90,931
HCP, Inc.	2,351	90,843
Health Care REIT, Inc.	1,308	90,736
Macerich Co.	1,145	90,638
Old Republic International Corp.	5,406	90,442
American National Insurance Co.	845	90,373
CoreLogic, Inc.*	2,290	90,318
ProAssurance Corp.	1,870	90,302
VEREIT, Inc.	10,301	90,237

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.6% (continued)
Piedmont Office Realty Trust, Inc. — Class A	4,949	$90,121
Healthcare Trust of America, Inc. — Class A	3,581	89,991
Taubman Centers, Inc.	1,203	89,984
Omega Healthcare Investors, Inc.	2,479	89,889
Validus Holdings Ltd.	1,939	89,873
M&T Bank Corp.	685	89,838
Synovus Financial Corp.	2,848	89,769
General Growth Properties, Inc.	3,304	89,671
New York Community Bancorp, Inc.	4,697	89,384
RenaissanceRe Holdings Ltd.	832	89,274
DDR Corp.	5,476	89,259
Hudson City Bancorp, Inc.	8,653	89,212
CBRE Group, Inc. — Class A*	2,347	89,116
Paramount Group, Inc.	4,984	89,064
Kilroy Realty Corp.	1,255	88,917
Forest City Enterprises, Inc. — Class A*	3,804	88,823
Alexandria Real Estate Equities, Inc.	958	88,816
SL Green Realty Corp.	770	88,658
BankUnited, Inc.	2,426	88,598
NASDAQ OMX Group, Inc.	1,736	88,588
Credit Acceptance Corp.*	368	88,397
Equity Commonwealth*	3,373	88,373
Artisan Partners Asset Management, Inc. — Class A	1,846	88,147
CNA Financial Corp.	2,223	88,075
Retail Properties of America, Inc. — Class A	6,049	88,073
Annaly Capital Management, Inc.	8,849	88,049
Home Properties, Inc.	1,192	87,850
Huntington Bancshares, Inc.	7,512	87,666
Empire State Realty Trust, Inc. — Class A	4,929	87,638
American Homes 4 Rent — Class A	5,292	87,583
HCC Insurance Holdings, Inc.	1,135	87,577
Alleghany Corp.*	180	87,503
SunTrust Banks, Inc.	1,972	87,438
Brandywine Realty Trust	6,344	87,357
Bank of Hawaii Corp.	1,294	87,305
First Horizon National Corp.	5,508	87,302
XL Group plc — Class A	2,294	87,218
Brown & Brown, Inc.	2,607	87,204
Intercontinental Exchange, Inc.	382	87,111
First Niagara Financial Group, Inc.	8,971	87,108
People's United Financial, Inc.	5,347	86,996
First Republic Bank	1,362	86,882
Plum Creek Timber Company, Inc.	2,118	86,838
LPL Financial Holdings, Inc.	1,841	86,803
WP Carey, Inc.	1,418	86,767
Crown Castle International Corp.	1,059	86,743
Commerce Bancshares, Inc.	1,842	86,739
Liberty Property Trust	2,548	86,708
Boston Properties, Inc.	702	86,543
Vornado Realty Trust	887	86,527
Tanger Factory Outlet Centers, Inc.	2,664	86,527
Invesco Ltd.	2,241	86,502
Aspen Insurance Holdings Ltd.	1,798	86,466
Reinsurance Group of America, Inc. — Class A	895	86,385
Mercury General Corp.	1,529	86,312
CIT Group, Inc.	1,834	86,271
Everest Re Group Ltd.	471	86,250
Signature Bank*	591	86,044
CBL & Associates Properties, Inc.	5,265	86,030
Two Harbors Investment Corp.	8,411	85,960
WP GLIMCHER, Inc.	6,346	85,925
Realogy Holdings Corp.*	1,886	85,851
Spirit Realty Capital, Inc.	8,447	85,737
T. Rowe Price Group, Inc.	1,111	85,691
Northern Trust Corp.	1,119	85,592
Voya Financial, Inc.	1,823	85,590
East West Bancorp, Inc.	1,912	85,581
American Capital Agency Corp.	4,440	85,514
City National Corp.	950	85,415
Fifth Third Bancorp	4,045	85,228
Chimera Investment Corp.	5,986	85,181
Aon plc	844	85,050
Ameriprise Financial, Inc.	676	84,953
Allied World Assurance Company Holdings AG	2,007	84,816
Arthur J Gallagher & Co.	1,788	84,805
TD Ameritrade Holding Corp.	2,307	84,736
Ally Financial, Inc.*	3,721	84,727
Regions Financial Corp.	8,154	84,720
Unum Group	2,362	84,654
Federated Investors, Inc. — Class B	2,510	84,612
Zions Bancorporation	2,709	84,494
Loews Corp.	2,217	84,490
Raymond James Financial, Inc.	1,432	84,488
American Campus Communities, Inc.	2,263	84,455
NorthStar Realty Finance Corp.	5,277	84,432
SVB Financial Group*	590	84,429
Digital Realty Trust, Inc.	1,313	84,387
Apple Hospitality REIT, Inc.	4,643	84,224
TCF Financial Corp.	5,113	84,160
PacWest Bancorp	1,817	84,109
MFA Financial, Inc.	11,163	84,057
Interactive Brokers Group, Inc. — Class A	2,091	83,954
Lazard Ltd. — Class A	1,515	83,946
Host Hotels & Resorts, Inc.	4,324	83,799
Starwood Property Trust, Inc.	3,844	83,645
Senior Housing Properties Trust	4,836	83,518
Associated Banc-Corp.	4,236	83,492
Weyerhaeuser Co.	2,715	83,323
KeyCorp	5,606	83,193
Columbia Property Trust, Inc.	3,437	83,038
Rayonier, Inc.	3,375	83,025
BOK Financial Corp.	1,248	82,942
Legg Mason, Inc.	1,656	81,707
Howard Hughes Corp.*	600	81,576
Eaton Vance Corp.	2,126	81,553
Hospitality Properties Trust	2,966	81,328
Corporate Office Properties Trust	3,511	81,209
Citizens Financial Group, Inc.	3,112	81,130

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.6% (continued)
Iron Mountain, Inc.	2,692	$80,895
Cullen/Frost Bankers, Inc.	1,111	80,492
Lincoln National Corp.	1,423	80,143
NorthStar Asset Management Group, Inc.	4,374	80,132
E*TRADE Financial Corp.*	2,817	80,059
Affiliated Managers Group, Inc.*	385	80,042
Waddell & Reed Financial, Inc. — Class A	1,782	80,030
Santander Consumer USA Holdings, Inc.*	3,308	79,987
Alliance Data Systems Corp.*	288	79,212
Comerica, Inc.	1,670	79,208
Popular, Inc.*	2,578	78,938
SLM Corp.*	8,543	77,998
LendingClub Corp.*	5,296	76,845
Genworth Financial, Inc. — Class A*	10,872	76,213
Assured Guaranty Ltd.	2,974	72,744
Navient Corp.	4,593	72,110
Communications Sales & Leasing, Inc.	3,189	66,491
Total Financial		16,149,171
Utilities - 9.8%
WEC Energy Group, Inc.	14,848	727,551
TECO Energy, Inc.	21,805	482,326
Consolidated Edison, Inc.	6,749	429,168
Ameren Corp.	10,376	426,246
Eversource Energy	8,545	424,857
Westar Energy, Inc.	11,268	424,240
DTE Energy Co.	5,269	423,944
SCANA Corp.	7,718	422,946
Pinnacle West Capital Corp.	6,845	422,405
Xcel Energy, Inc.	12,157	421,483
CMS Energy Corp.	12,256	419,891
Alliant Energy Corp.	6,743	414,762
PPL Corp.	13,032	414,548
Great Plains Energy, Inc.	15,853	413,922
Atmos Energy Corp.	7,462	412,650
Vectren Corp.	9,799	412,538
Edison International	6,798	407,948
American Water Works Company, Inc.	7,834	406,662
Public Service Enterprise Group, Inc.	9,756	406,533
Questar Corp.	18,274	404,586
UGI Corp.	11,021	402,707
FirstEnergy Corp.	11,779	400,015
ITC Holdings Corp.	11,828	399,550
OGE Energy Corp.	13,401	398,814
Aqua America, Inc.	15,533	395,160
AGL Resources, Inc.	8,216	395,025
Entergy Corp.	5,536	393,167
CenterPoint Energy, Inc.	20,262	391,867
Pepco Holdings, Inc.	14,645	390,729
Sempra Energy	3,822	389,003
Hawaiian Electric Industries, Inc.	12,920	386,954
Calpine Corp.*	20,679	378,426
MDU Resources Group, Inc.	19,258	375,724
AES Corp.	28,585	365,888
NRG Energy, Inc.	15,682	352,061
National Fuel Gas Co.	6,378	344,858
NiSource, Inc.	8,275	144,482
Total Utilities		15,023,636
Energy - 9.1%
HollyFrontier Corp.	6,638	320,349
Tesoro Corp.	3,205	311,975
PBF Energy, Inc. — Class A	9,672	305,345
SolarCity Corp.*,1	4,818	279,444
CVR Energy, Inc.	7,156	273,574
Targa Resources Corp.	2,985	264,024
Cheniere Energy, Inc.*	3,826	263,879
ONEOK, Inc.	6,884	260,146
Cameron International Corp.*	5,138	259,264
Equities Corp.	3,327	255,679
Cimarex Energy Co.	2,378	247,597
Pioneer Natural Resources Co.	1,950	247,202
Newfield Exploration Co.*	7,376	241,859
Columbia Pipeline Group, Inc.	8,275	241,465
First Solar, Inc.*	5,433	240,682
RPC, Inc.[1]	19,493	239,764
Concho Resources, Inc.*	2,244	239,121
National Oilwell Varco, Inc.	5,665	238,666
Oceaneering International, Inc.	5,920	236,918
Diamondback Energy, Inc.*	3,478	234,069
Frank's International N.V.	14,429	233,606
Hess Corp.	3,957	233,503
Patterson-UTI Energy, Inc.	13,989	230,609
Kosmos Energy Ltd.*	32,028	230,602
Seadrill Ltd.[1]	25,681	228,818
Rice Energy, Inc.*	12,666	228,621
Nabors Industries Ltd.	19,426	225,536
Rowan Companies plc — Class A	13,087	225,489
Cabot Oil & Gas Corp. — Class A	8,581	224,479
Energen Corp.	4,066	224,443
Diamond Offshore Drilling, Inc.[1]	10,216	224,241
Superior Energy Services, Inc.	13,111	222,887
Weatherford International plc*	20,815	222,304
NOW, Inc.*	12,741	221,693
Helmerich & Payne, Inc.	3,838	221,606
Memorial Resource Development Corp.*	14,459	221,223
Noble Energy, Inc.	6,248	220,117
Marathon Oil Corp.	10,443	219,408
SM Energy Co.	5,918	219,380
Range Resources Corp.	5,564	218,888
FMC Technologies, Inc.*	6,629	217,166
Dril-Quip, Inc.*	3,708	216,584
Antero Resources Corp.*,1	7,821	215,156
Noble Corporation plc[1]	17,998	215,076
Southwestern Energy Co.*	11,510	214,086
TerraForm Power, Inc. — Class A	7,093	213,925
Gulfport Energy Corp.*	6,528	213,857
Murphy Oil Corp.	6,498	213,069
Continental Resources, Inc.*	6,323	211,251
Chesapeake Energy Corp.[1]	23,744	205,623
Cobalt International Energy, Inc.*	26,659	205,541
Ensco plc — Class A	12,274	203,503
QEP Resources, Inc.	14,642	203,231
CONSOL Energy, Inc.	11,702	193,317
WPX Energy, Inc.*	21,031	182,970

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Energy - 9.1% (continued)
EP Energy Corp. — Class A*	21,417	$179,260
Laredo Petroleum, Inc.*,1	19,698	168,812
Denbury Resources, Inc.[1]	42,767	168,502
California Resources Corp.	38,489	162,808
Whiting Petroleum Corp.*	7,830	160,437
SunEdison, Inc.*	5,839	135,932
Murphy USA, Inc.*	2,106	115,325
Total Energy		13,913,906
Technology - 8.7%
athenahealth, Inc.*	2,031	284,259
Cerner Corp.*	3,408	244,422
Allscripts Healthcare Solutions, Inc.*	16,527	238,980
Veeva Systems, Inc. — Class A*,1	8,412	226,451
Fortinet, Inc.*	4,342	207,287
King Digital Entertainment plc[1]	13,285	206,316
Ultimate Software Group, Inc.*	1,102	202,999
Electronic Arts, Inc.*	2,818	201,628
Black Knight Financial Services, Inc. — Class A*	6,157	200,595
Akamai Technologies, Inc.*	2,597	199,216
SS&C Technologies Holdings, Inc.	2,894	196,879
Cadence Design Systems, Inc.*	9,357	196,217
Citrix Systems, Inc.*	2,581	195,150
Amdocs Ltd.	3,325	195,011
IMS Health Holdings, Inc.*	5,868	194,524
Workday, Inc. — Class A*	2,302	194,128
ANSYS, Inc.*	2,040	192,066
NetSuite, Inc.*	1,938	191,552
Activision Blizzard, Inc.	7,380	190,330
Intuit, Inc.	1,791	189,434
Synopsys, Inc.*	3,723	189,277
Informatica Corp.*	3,865	187,530
Nuance Communications, Inc.*	10,320	187,102
ServiceNow, Inc.*	2,323	187,002
Red Hat, Inc.*	2,356	186,312
IPG Photonics Corp.*	1,991	183,610
Teradata Corp.*	4,924	182,730
Computer Sciences Corp.	2,787	182,353
Western Digital Corp.	2,116	182,103
Leidos Holdings, Inc.	4,452	181,642
Altera Corp.	3,654	181,458
Maxim Integrated Products, Inc.	5,289	180,037
Freescale Semiconductor Ltd.*	4,483	178,737
CA, Inc.	6,081	177,170
NVIDIA Corp.	8,841	176,378
Teradyne, Inc.	9,156	176,344
Autodesk, Inc.*	3,466	175,310
SanDisk Corp.	2,881	173,695
KLA-Tencor Corp.	3,274	173,686
CDK Global, Inc.	3,352	173,097
Lam Research Corp.	2,239	172,112
Xilinx, Inc.	4,069	169,881
NetApp, Inc.	5,429	169,113
Cypress Semiconductor Corp.*	14,688	168,618
VeriFone Systems, Inc.*	5,226	168,172
Rackspace Hosting, Inc.*	4,900	166,747
Genpact Ltd.*	7,477	166,064
Linear Technology Corp.	4,029	165,189
Applied Materials, Inc.	9,391	163,028
DST Systems, Inc.	1,492	162,852
Skyworks Solutions, Inc.	1,701	162,735
SolarWinds, Inc.*	4,073	162,472
Analog Devices, Inc.	2,778	162,041
PTC, Inc.*	4,435	161,212
Marvell Technology Group Ltd.	12,944	161,023
Tableau Software, Inc. — Class A*	1,536	160,881
Inovalon Holdings, Inc. — Class A*	6,630	160,181
Microchip Technology, Inc.	3,737	160,093
Xerox Corp.	14,500	159,790
ON Semiconductor Corp.*	14,912	158,365
Zynga, Inc. — Class A*	63,382	157,187
Paychex, Inc.	3,346	155,254
IHS, Inc. — Class A*	1,237	154,662
Pitney Bowes, Inc.	7,375	154,285
NCR Corp.*	5,551	152,875
Brocade Communications Systems, Inc.	14,656	150,371
Atmel Corp.	18,127	150,092
Cree, Inc.*,1	6,039	148,861
Solera Holdings, Inc.	3,941	144,201
Qorvo, Inc.*	2,183	126,505
Lexmark International, Inc. — Class A	3,597	122,262
3D Systems Corp.*	8,648	113,808
MSCI, Inc. — Class A	1,388	94,606
Jack Henry & Associates, Inc.	1,335	93,263
Broadridge Financial Solutions, Inc.	1,677	91,011
Fidelity National Information Services, Inc.	1,365	89,312
Fiserv, Inc.*	1,024	88,945
Dun & Bradstreet Corp.	683	85,218
Total Technology		13,316,304
Communications - 5.8%
Telephone & Data Systems, Inc.	13,024	383,037
United States Cellular Corp.*	10,126	376,890
Zayo Group Holdings, Inc.*	13,823	369,074
Frontier Communications Corp.	76,842	362,694
Level 3 Communications, Inc.*	7,056	356,328
CenturyLink, Inc.	11,952	341,827
Sprint Corp.*	84,944	286,261
VeriSign, Inc.*	2,924	207,428
F5 Networks, Inc.*	1,471	197,320
Juniper Networks, Inc.	6,900	196,098
Palo Alto Networks, Inc.*	1,031	191,591
Motorola Solutions, Inc.	3,171	190,767
CommScope Holding Company, Inc.*	5,883	184,550
IAC/InterActiveCorp	2,385	184,266
CDW Corp.	5,057	181,698
Arista Networks, Inc.*	2,145	181,188
Splunk, Inc.*	2,574	180,026
ARRIS Group, Inc.*	5,708	176,491
Symantec Corp.	7,736	175,917
LinkedIn Corp. — Class A*	862	175,210
EchoStar Corp. — Class A*	3,708	172,125
Groupon, Inc. — Class A*	34,926	168,343

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Communications - 5.8% (continued)
GoDaddy, Inc. — Class A*	5,853	$166,459
Twitter, Inc.*	5,292	164,104
Viavi Solutions, Inc.*	14,780	163,910
FireEye, Inc.*	3,551	157,984
Cablevision Systems Corp. — Class A	5,001	141,128
Expedia, Inc.	1,123	136,377
Charter Communications, Inc. — Class A*	724	134,563
Interpublic Group of Companies, Inc.	6,182	131,677
Nielsen N.V.	2,697	130,697
Pandora Media, Inc.*	7,428	130,139
AMC Networks, Inc. — Class A*	1,520	128,015
Liberty Broadband Corp. — Class C*	2,376	127,187
Sirius XM Holdings, Inc.*	31,934	126,459
Omnicom Group, Inc.	1,714	125,259
Liberty Media Corp. — Class C*	3,272	123,354
Liberty Ventures*	2,971	123,237
News Corp. — Class A*	8,219	121,065
Clear Channel Outdoor Holdings, Inc. — Class A	12,513	120,876
Discovery Communications, Inc. — Class A*	3,623	119,632
HomeAway, Inc.*	3,914	117,577
John Wiley & Sons, Inc. — Class A	2,186	115,880
Scripps Networks Interactive, Inc. — Class A	1,833	114,709
Starz — Class A*	2,829	114,433
Tribune Media Co. — Class A	2,223	112,239
TripAdvisor, Inc.*	1,367	108,512
Yelp, Inc. — Class A*	4,077	107,633
TEGNA, Inc.	3,249	94,643
FactSet Research Systems, Inc.	528	87,468
Zillow Group, Inc. — Class A*,1	939	76,529
Cable One, Inc.*	115	47,750
Gannett Company, Inc.*	1,624	20,544
Total Communications		8,929,168
Basic Materials - 5.6%
Cytec Industries, Inc.	4,558	338,339
International Flavors & Fragrances, Inc.	2,512	290,362
Sigma-Aldrich Corp.	2,041	284,944
WR Grace & Co.*	2,776	280,182
Sherwin-Williams Co.	1,000	277,759
Valspar Corp.	3,324	276,823
International Paper Co.	5,765	275,971
Compass Minerals International, Inc.	3,423	273,840
Mosaic Co.	6,280	269,663
Airgas, Inc.	2,634	268,721
Eastman Chemical Co.	3,427	268,677
Reliance Steel & Aluminum Co.	4,426	268,215
Domtar Corp.	6,552	266,404
CF Industries Holdings, Inc.	4,470	264,624
Albemarle Corp.	4,824	261,461
RPM International, Inc.	5,573	261,207
Celanese Corp. — Class A	3,959	260,977
Nucor Corp.	5,912	260,956
Ashland, Inc.	2,231	255,048
Steel Dynamics, Inc.	12,727	254,922
Axalta Coating Systems Ltd.*	7,984	253,971
FMC Corp.	5,168	250,855
Platform Specialty Products Corp.*	10,673	248,361
NewMarket Corp.	620	246,580
Westlake Chemical Corp.	3,921	244,945
Cabot Corp.	6,885	242,214
United States Steel Corp.[1]	12,406	241,545
Alcoa, Inc.	24,206	238,913
Huntsman Corp.	12,104	229,976
Royal Gold, Inc.	4,542	229,008
Newmont Mining Corp.	11,788	202,400
Allegheny Technologies, Inc.	8,784	187,275
Tahoe Resources, Inc.	21,500	174,795
Freeport-McMoRan, Inc.	14,041	164,982
Total Basic Materials		8,614,915
Diversified - 0.1%
Leucadia National Corp.	3,594	84,531
Total Common Stocks
(Cost $133,315,474)		151,871,696
RIGHTS†† - 0.0%
Casa Ley
Expires 01/17/19	14,113	2,117
PDC
Expires 01/17/17	14,113	988
Total Rights
(Cost $11,734)		3,105
SHORT TERM INVESTMENTS† - 0.7%
Federated U.S. Treasury Cash Reserve Fund 0.00%	1,078,904	1,078,904
Total Short Term Investments
(Cost $1,078,904)		1,078,904

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$1,886,632	1,886,632
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	1,388,562	1,388,562
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	1,177,259	1,177,259
Total Securities Lending Collateral
(Cost $4,452,453)		4,452,453
Total Investments - 102.9%
(Cost $138,858,565)		$157,406,158
Other Assets & Liabilities, net - (2.9)%		(4,410,633)
Total Net Assets - 100.0%		$152,995,525
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 24.2%
Monster Beverage Corp.*	1,742	$267,485
Coca-Cola Enterprises, Inc.	5,218	266,535
Reynolds American, Inc.	3,031	260,030
Altria Group, Inc.	4,735	257,489
Mondelez International, Inc. — Class A	5,657	255,301
Dr Pepper Snapple Group, Inc.	3,128	250,928
Brown-Forman Corp. — Class B	2,295	248,801
Kroger Co.	6,326	248,232
Ingredion, Inc.	2,807	247,577
Kimberly-Clark Corp.	2,145	246,611
Philip Morris International, Inc.	2,857	244,359
Clorox Co.	2,178	243,805
Kellogg Co.	3,662	242,315
Hershey Co.	2,604	241,886
Church & Dwight Company, Inc.	2,790	240,861
Spectrum Brands Holdings, Inc.	2,267	240,189
General Mills, Inc.	4,110	239,243
WhiteWave Foods Co. — Class A*	4,607	237,813
McCormick & Company, Inc.	2,896	237,501
Campbell Soup Co.	4,814	237,378
Hormel Foods Corp.	4,000	236,840
Coca-Cola Co.	5,756	236,456
ConAgra Foods, Inc.	5,358	236,073
Colgate-Palmolive Co.	3,467	235,826
PepsiCo, Inc.	2,431	234,227
Tyson Foods, Inc. — Class A	5,276	233,991
Constellation Brands, Inc. — Class A	1,947	233,679
Hain Celestial Group, Inc.*	3,395	230,792
JM Smucker Co.	2,060	230,081
Molson Coors Brewing Co. — Class B	3,217	228,857
Flowers Foods, Inc.	10,561	228,751
Sysco Corp.	6,182	224,468
Procter & Gamble Co.	2,912	223,351
Mead Johnson Nutrition Co. — Class A	2,499	220,886
Pinnacle Foods, Inc.	4,910	220,705
Herbalife Ltd.*,1	4,318	218,016
Archer-Daniels-Midland Co.	4,471	212,015
Kraft Heinz Co.	2,651	210,675
Keurig Green Mountain, Inc.	2,777	208,386
Whole Foods Market, Inc.	5,643	205,405
Sprouts Farmers Market, Inc.*	8,196	200,966
Bunge Ltd.	2,504	199,944
Pilgrim's Pride Corp.[1]	9,028	195,366
Edgewell Personal Care Co.	1,679	160,697
Intrexon Corp.*	2,109	137,611
Receptos, Inc.*	553	126,007
Envision Healthcare Holdings, Inc.*	2,775	124,320
MEDNAX, Inc.*	1,441	121,966
CR Bard, Inc.	614	120,743
VCA, Inc.*	1,943	119,553
QIAGEN N.V.*	4,259	119,166
HCA Holdings, Inc.*	1,266	117,751
IDEXX Laboratories, Inc.*	1,615	117,459
Hologic, Inc.*	2,802	116,731
Amgen, Inc.	657	116,019
Tenet Healthcare Corp.*	2,060	115,978
Celgene Corp.*	883	115,894
Universal Health Services, Inc. — Class B	791	114,877
Bio-Techne Corp.	1,048	114,630
DexCom, Inc.*	1,348	114,108
Intuitive Surgical, Inc.*	214	114,098
DENTSPLY International, Inc.	2,001	113,877
Regeneron Pharmaceuticals, Inc.*	204	112,947
Becton Dickinson and Co.	742	112,896
Laboratory Corporation of America Holdings*	886	112,779
Allergan plc*	340	112,591
Stryker Corp.	1,100	112,498
BioMarin Pharmaceutical, Inc.*	765	111,897
LifePoint Health, Inc.*	1,350	111,861
Edwards Lifesciences Corp.*	735	111,838
Agios Pharmaceuticals, Inc.*	1,014	111,723
Jazz Pharmaceuticals plc*	581	111,691
Pfizer, Inc.	3,080	111,065
Alkermes plc*	1,586	111,052
Quintiles Transnational Holdings, Inc.*	1,446	110,937
Endo International plc*	1,266	110,826
Charles River Laboratories International, Inc.*	1,424	110,531
Community Health Systems, Inc.*	1,889	110,525
Health Net, Inc.*	1,649	110,252
OPKO Health, Inc.*,1	6,728	110,137
Alexion Pharmaceuticals, Inc.*	557	109,974
Omnicare, Inc.	1,126	109,053
Vertex Pharmaceuticals, Inc.*	807	108,945
Quest Diagnostics, Inc.	1,474	108,796
Acadia Healthcare Company, Inc.*	1,363	108,740
Medtronic plc	1,387	108,727
Eli Lilly & Co.	1,285	108,595
Sirona Dental Systems, Inc.*	1,045	108,450
ResMed, Inc.	1,869	108,309
Patterson Companies, Inc.	2,157	108,195
Henry Schein, Inc.*	730	108,025
Abbott Laboratories	2,131	108,020
Perrigo Company plc	561	107,824
Hospira, Inc.*	1,200	107,340
Bio-Rad Laboratories, Inc. — Class A*	709	106,875
Johnson & Johnson	1,065	106,724
Cooper Companies, Inc.	600	106,200
VWR Corp.*	3,962	106,142
Merck & Company, Inc.	1,800	106,128
Intercept Pharmaceuticals, Inc.*	401	105,788
Align Technology, Inc.*	1,687	105,775
Bruker Corp.*	5,018	105,629
Mallinckrodt plc*	851	105,490
Illumina, Inc.*	481	105,483
Express Scripts Holding Co.*	1,170	105,382
AbbVie, Inc.	1,505	105,365
Hill-Rom Holdings, Inc.	1,878	105,224
UnitedHealth Group, Inc.	866	105,132
Akorn, Inc.*	2,273	104,808

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Non-cyclical - 24.2% (continued)
Teleflex, Inc.	782	$104,780
Varian Medical Systems, Inc.*	1,217	104,747
Sabre Corp.	3,936	104,698
St. Jude Medical, Inc.	1,411	104,160
Bristol-Myers Squibb Co.	1,578	103,580
Zoetis, Inc.	2,106	103,152
Alnylam Pharmaceuticals, Inc.*	809	103,091
DaVita HealthCare Partners, Inc.*	1,303	102,976
Boston Scientific Corp.*	5,920	102,653
Gilead Sciences, Inc.	870	102,538
Seattle Genetics, Inc.*	2,141	102,490
Humana, Inc.	560	101,970
Incyte Corp.*	972	101,360
Cardinal Health, Inc.	1,191	101,211
Juno Therapeutics, Inc.*	2,068	101,167
AmerisourceBergen Corp. — Class A	950	100,463
Premier, Inc. — Class A*	2,803	100,235
Bluebird Bio, Inc.*	603	99,995
McKesson Corp.	451	99,477
Alere, Inc.*	2,042	99,262
Zimmer Biomet Holdings, Inc.	943	98,138
Brookdale Senior Living, Inc. — Class A*	2,952	97,800
United Therapeutics Corp.*	572	96,874
Medivation, Inc.*	916	96,482
Gartner, Inc.*	1,089	96,452
Anthem, Inc.	625	96,419
Aetna, Inc.	829	93,652
Centene Corp.*	1,330	93,273
Cigna Corp.	645	92,919
Isis Pharmaceuticals, Inc.*	1,643	90,250
Rollins, Inc.	3,096	89,784
Danaher Corp.	971	88,905
Booz Allen Hamilton Holding Corp.	3,149	87,322
Verisk Analytics, Inc. — Class A*	1,111	86,780
Mylan N.V.*	1,496	83,761
ManpowerGroup, Inc.	909	82,246
ADT Corp.	2,367	81,733
Avery Dennison Corp.	1,340	81,539
CoStar Group, Inc.*	405	81,523
Cintas Corp.	952	81,396
Biogen, Inc.*	255	81,289
Robert Half International, Inc.	1,464	80,564
Macquarie Infrastructure Corp.	944	80,174
Automatic Data Processing, Inc.	982	78,334
RR Donnelley & Sons Co.	4,440	77,922
Quanta Services, Inc.*	2,753	76,038
Puma Biotechnology, Inc.*	830	75,198
Towers Watson & Co. — Class A	592	75,054
ServiceMaster Global Holdings, Inc.*	1,791	69,365
H&R Block, Inc.	2,047	68,145
Estee Lauder Companies, Inc. — Class A	731	65,139
Service Corporation International	2,133	65,078
KAR Auction Services, Inc.	1,670	65,013
Aaron's, Inc.	1,740	64,345
Aramark	2,010	63,958
United Rentals, Inc.*	900	60,291
Baxter International, Inc.	1,504	60,280
Live Nation Entertainment, Inc.*	2,199	57,658
Avis Budget Group, Inc.*	1,295	56,242
Coty, Inc. — Class A*	2,017	53,914
Hertz Global Holdings, Inc.*	3,096	52,601
Vantiv, Inc. — Class A*	1,187	52,228
Avon Products, Inc.	9,144	51,846
Total System Services, Inc.	1,112	51,397
Morningstar, Inc.	599	51,029
SEI Investments Co.	935	49,844
Global Payments, Inc.	443	49,656
Baxalta, Inc.*	1,504	49,376
Equifax, Inc.	472	48,205
MasterCard, Inc. — Class A	494	48,116
Moody's Corp.	428	47,264
McGraw Hill Financial, Inc.	450	45,788
FleetCor Technologies, Inc.*	292	45,207
Western Union Co.	2,206	44,649
Graham Holdings Co. — Class B	60	41,374
WEX, Inc.*	398	40,612
PayPal Holdings, Inc.*	1,036	40,093
Total Consumer, Non-cyclical		23,499,303
Industrial - 13.5%
WestRock Co.*	4,896	308,742
USG Corp.*	5,533	171,411
Acuity Brands, Inc.	837	168,396
Lennox International, Inc.	1,404	165,770
Owens Corning	3,683	165,183
Armstrong World Industries, Inc.*	2,810	164,385
Martin Marietta Materials, Inc.	1,046	164,033
Graphic Packaging Holding Co.	10,856	163,926
Packaging Corporation of America	2,315	163,879
AptarGroup, Inc.	2,377	161,137
Sealed Air Corp.	2,985	158,712
Vulcan Materials Co.	1,738	158,193
Hexcel Corp.	3,021	156,760
Silgan Holdings, Inc.	2,821	150,839
Eagle Materials, Inc.	1,954	150,732
Masco Corp.	5,632	148,628
Bemis Company, Inc.	3,288	146,546
Ball Corp.	2,138	145,042
Crown Holdings, Inc.*	2,808	144,640
Precision Castparts Corp.	742	144,631
Sonoco Products Co.	3,455	142,622
Valmont Industries, Inc.	1,262	140,372
Ingersoll-Rand plc	2,249	138,088
Timken Co.	4,105	137,025
Owens-Illinois, Inc.*	6,394	136,512
Golar LNG Ltd.	2,749	118,399
SunPower Corp. — Class A*,1	4,335	117,175
Thermo Fisher Scientific, Inc.	820	114,414
Agilent Technologies, Inc.	2,684	109,910
PerkinElmer, Inc.	1,977	104,623
Harris Corp.	1,218	101,021
SBA Communications Corp. — Class A*	808	97,542
Amphenol Corp. — Class A	1,681	94,825
Arrow Electronics, Inc.*	1,610	93,621
Avnet, Inc.	2,231	93,100
CH Robinson Worldwide, Inc.	1,304	91,475

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 13.5% (continued)
Middleby Corp.*	739	$90,676
Raytheon Co.	829	90,435
Lockheed Martin Corp.	435	90,089
Waste Management, Inc.	1,756	89,784
Cognex Corp.	1,958	88,639
Landstar System, Inc.	1,226	88,309
Republic Services, Inc. — Class A	2,075	88,250
Northrop Grumman Corp.	507	87,716
Jabil Circuit, Inc.	4,291	86,893
Corning, Inc.	4,622	86,339
Kansas City Southern	870	86,296
Waste Connections, Inc.	1,717	86,074
Old Dominion Freight Line, Inc.*	1,174	85,878
Snap-on, Inc.	519	85,531
General Dynamics Corp.	573	85,440
Stericycle, Inc.*	606	85,428
Wabtec Corp.	838	84,797
Allegion plc	1,341	84,778
Pall Corp.	670	84,722
United Parcel Service, Inc. — Class B	827	84,652
Deere & Co.	889	84,073
Honeywell International, Inc.	795	83,515
Spirit AeroSystems Holdings, Inc. — Class A*	1,481	83,380
Boeing Co.	577	83,186
AGCO Corp.	1,512	83,175
Graco, Inc.	1,158	82,786
Carlisle Companies, Inc.	816	82,628
FLIR Systems, Inc.	2,680	82,517
Waters Corp.*	616	82,230
L-3 Communications Holdings, Inc.	712	82,208
TransDigm Group, Inc.*	362	81,921
Chicago Bridge & Iron Company N.V.[1]	1,541	81,889
Stanley Black & Decker, Inc.	776	81,860
Huntington Ingalls Industries, Inc.	697	81,835
Mettler-Toledo International, Inc.*	242	81,699
FedEx Corp.	475	81,425
Expeditors International of Washington, Inc.	1,737	81,413
Trimble Navigation Ltd.*	3,517	81,243
AO Smith Corp.	1,126	80,869
AMETEK, Inc.	1,523	80,795
Ryder System, Inc.	892	80,744
Pentair plc	1,326	80,634
Union Pacific Corp.	822	80,219
Trinity Industries, Inc.	2,741	80,202
J.B. Hunt Transport Services, Inc.	951	79,998
Jacobs Engineering Group, Inc.*	1,898	79,944
Illinois Tool Works, Inc.	891	79,718
Cummins, Inc.	614	79,531
Tyco International plc	2,089	79,361
IDEX Corp.	1,041	79,147
Parker-Hannifin Corp.	701	79,038
Textron, Inc.	1,808	79,010
General Electric Co.	3,023	78,900
Lincoln Electric Holdings, Inc.	1,303	78,897
3M Co.	521	78,848
Roper Technologies, Inc.	471	78,784
Hubbell, Inc. — Class B	752	78,516
Orbital ATK, Inc.	1,095	77,690
Donaldson Company, Inc.	2,310	77,616
Rockwell Automation, Inc.	663	77,425
Keysight Technologies, Inc.*	2,528	77,205
Xylem, Inc.	2,233	77,105
Nordson Corp.	1,040	77,074
Regal Beloit Corp.	1,108	76,928
National Instruments Corp.	2,653	76,831
GATX Corp.	1,448	76,802
Zebra Technologies Corp. — Class A*	706	75,987
Norfolk Southern Corp.	901	75,981
SPX Corp.	1,150	75,222
Kirby Corp.*	1,036	75,017
CSX Corp.	2,389	74,728
Kennametal, Inc.	2,358	74,725
Clean Harbors, Inc.*	1,508	74,676
Terex Corp.	3,363	74,524
ITT Corp.	1,961	74,518
Emerson Electric Co.	1,439	74,468
Caterpillar, Inc.	941	73,991
Rockwell Collins, Inc.	872	73,789
Covanta Holding Corp.	3,733	73,689
Dover Corp.	1,148	73,552
Genesee & Wyoming, Inc. — Class A*	1,032	73,499
Manitowoc Company, Inc.	4,130	72,977
AECOM*	2,355	72,604
United Technologies Corp.	723	72,524
Flowserve Corp.	1,538	72,271
Crane Co.	1,356	72,139
Eaton Corporation plc	1,185	71,787
KBR, Inc.	4,042	70,614
B/E Aerospace, Inc.	1,441	70,191
GoPro, Inc. — Class A*	1,130	70,173
AMERCO	195	70,077
Fluor Corp.	1,485	69,424
Colfax Corp.*	1,747	66,631
Oshkosh Corp.	1,820	66,503
Fortune Brands Home & Security, Inc.	1,378	65,800
Triumph Group, Inc.	1,219	65,643
Teekay Corp.	1,818	65,103
Energizer Holdings, Inc.*	1,679	64,658
BWX Technologies, Inc.	2,531	62,161
Gentex Corp.	3,690	59,335
Garmin Ltd.	1,357	56,872
Joy Global, Inc.	2,145	56,649
Babcock & Wilcox Enterprises, Inc.*	1,265	24,946
TopBuild Corp.*	625	17,975
Total Industrial		13,139,272
Consumer, Cyclical - 10.8%
Walgreens Boots Alliance, Inc.	2,669	257,906
GNC Holdings, Inc. — Class A	5,053	248,658
CVS Health Corp.	2,183	245,522
Rite Aid Corp.*	26,150	232,997
Watsco, Inc.	1,238	158,762

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 10.8% (continued)
Scotts Miracle-Gro Co. — Class A	2,588	$156,290
Fastenal Co.	3,583	149,984
World Fuel Services Corp.	2,803	113,942
Ingram Micro, Inc. — Class A*	3,559	96,912
Alaska Air Group, Inc.	1,252	94,839
JetBlue Airways Corp.*	3,891	89,415
Southwest Airlines Co.	2,402	86,952
Delta Air Lines, Inc.	1,931	85,621
United Continental Holdings, Inc.*	1,505	84,867
MSC Industrial Direct Company, Inc. — Class A	1,184	84,371
Skechers U.S.A., Inc. — Class A*	560	84,252
HD Supply Holdings, Inc.*	2,346	83,987
Copart, Inc.*	2,319	83,554
PACCAR, Inc.	1,280	82,995
Dolby Laboratories, Inc. — Class A	2,356	82,814
Toro Co.	1,210	82,679
Allison Transmission Holdings, Inc.	2,747	80,157
American Airlines Group, Inc.	1,945	77,995
Dollar Tree, Inc.*	997	77,797
WW Grainger, Inc.	339	77,533
Chipotle Mexican Grill, Inc. — Class A*	104	77,191
Spirit Airlines, Inc.*	1,272	76,091
Under Armour, Inc. — Class A*	751	74,597
Tempur Sealy International, Inc.*	973	73,510
Panera Bread Co. — Class A*	356	72,667
Copa Holdings S.A. — Class A	959	72,433
Royal Caribbean Cruises Ltd.	797	71,610
Norwegian Cruise Line Holdings Ltd.*	1,136	70,909
NVR, Inc.*	47	70,032
WESCO International, Inc.*	1,139	69,889
Lennar Corp. — Class A	1,308	69,376
VF Corp.	899	69,304
Carnival Corp.	1,296	69,064
DR Horton, Inc.	2,322	68,940
NIKE, Inc. — Class B	598	68,902
Foot Locker, Inc.	974	68,716
Starbucks Corp.	1,185	68,647
Darden Restaurants, Inc.	924	68,154
Advance Auto Parts, Inc.	391	68,116
International Game Technology plc*	3,439	68,092
Ulta Salon Cosmetics & Fragrance, Inc.*	410	68,072
Las Vegas Sands Corp.	1,213	67,977
Ross Stores, Inc.	1,268	67,407
LKQ Corp.*	2,136	67,199
Mohawk Industries, Inc.*	332	66,928
Williams-Sonoma, Inc.	790	66,881
Newell Rubbermaid, Inc.	1,540	66,651
O'Reilly Automotive, Inc.*	277	66,566
Costco Wholesale Corp.	458	66,547
Lions Gate Entertainment Corp.	1,695	66,410
Home Depot, Inc.	567	66,356
GameStop Corp. — Class A	1,446	66,299
TJX Companies, Inc.	949	66,260
McDonald's Corp.	660	65,908
AutoZone, Inc.*	94	65,888
Wynn Resorts Ltd.	638	65,861
Toll Brothers, Inc.*	1,691	65,814
Dollar General Corp.	818	65,743
Brinker International, Inc.	1,097	65,710
Jarden Corp.*	1,193	65,615
PulteGroup, Inc.	3,154	65,351
Penske Automotive Group, Inc.	1,207	65,178
Tiffany & Co.	681	65,172
Hasbro, Inc.	825	64,960
Vista Outdoor, Inc.*	1,377	64,953
MGM Resorts International*	3,304	64,824
PVH Corp.	558	64,750
Nordstrom, Inc.	843	64,329
Domino's Pizza, Inc.	564	64,206
Liberty Interactive Corporation QVC Group — Class A*	2,210	64,201
Harley-Davidson, Inc.	1,101	64,188
Tesla Motors, Inc.*	240	63,876
Six Flags Entertainment Corp.	1,369	63,850
Tractor Supply Co.	690	63,839
Brunswick Corp.	1,202	63,815
WABCO Holdings, Inc.*	515	63,587
Wal-Mart Stores, Inc.	882	63,486
Macy's, Inc.	915	63,189
Wyndham Worldwide Corp.	764	63,044
AutoNation, Inc.*	1,010	62,963
Lowe's Companies, Inc.	907	62,910
Dunkin' Brands Group, Inc.	1,167	62,890
Madison Square Garden Co. — Class A*	751	62,633
Dick's Sporting Goods, Inc.	1,220	62,196
Ford Motor Co.	4,189	62,123
Leggett & Platt, Inc.	1,297	62,010
Target Corp.	757	61,960
Genuine Parts Co.	695	61,820
Sally Beauty Holdings, Inc.*	2,073	61,755
Starwood Hotels & Resorts Worldwide, Inc.	775	61,582
Goodyear Tire & Rubber Co.	2,042	61,525
Hyatt Hotels Corp. — Class A*	1,102	61,525
Regal Entertainment Group — Class A1	2,986	61,511
Whirlpool Corp.	346	61,495
Kohl's Corp.	1,002	61,443
Thor Industries, Inc.	1,099	61,412
Extended Stay America, Inc.	3,226	61,294
Hilton Worldwide Holdings, Inc.*	2,280	61,218
Yum! Brands, Inc.	697	61,169
Michaels Companies, Inc.*	2,380	60,309
DSW, Inc. — Class A	1,851	60,195
CarMax, Inc.*	933	60,188
Cinemark Holdings, Inc.	1,525	60,177
Fossil Group, Inc.*	875	60,156
Carter's, Inc.	592	60,035
Marriott International, Inc. — Class A	826	59,976
JC Penney Company, Inc.*,1	7,263	59,847
Choice Hotels International, Inc.	1,180	59,779
The Gap, Inc.	1,636	59,681
Dillard's, Inc. — Class A	584	59,498

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 10.8% (continued)
Best Buy Company, Inc.	1,836	$59,284
Bed Bath & Beyond, Inc.*	905	59,033
Visteon Corp.*	593	59,022
L Brands, Inc.	731	59,006
CST Brands, Inc.	1,551	58,752
Signet Jewelers Ltd.	482	58,428
Urban Outfitters, Inc.*	1,788	58,325
Polaris Industries, Inc.	423	57,976
Hanesbrands, Inc.	1,867	57,933
Ralph Lauren Corp. — Class A	460	57,909
lululemon athletica, Inc.*	921	57,894
Wendy's Co.	5,640	57,866
Michael Kors Holdings Ltd.*	1,365	57,316
Staples, Inc.	3,858	56,751
Lear Corp.	544	56,614
Johnson Controls, Inc.	1,233	56,175
Delphi Automotive plc	716	55,905
Office Depot, Inc.*	6,957	55,656
General Motors Co.	1,765	55,615
Mattel, Inc.	2,393	55,542
Tupperware Brands Corp.	949	55,488
Coach, Inc.	1,767	55,130
Cabela's, Inc.*	1,229	54,604
Harman International Industries, Inc.	504	54,261
BorgWarner, Inc.	1,061	52,742
Kate Spade & Co.*	2,559	51,487
Nu Skin Enterprises, Inc. — Class A	1,293	51,267
Sears Holdings Corp.*,1	2,217	47,776
Gaming and Leisure Properties, Inc.	1,262	41,331
Total Consumer, Cyclical		10,480,294
Financial - 10.5%
Air Lease Corp. — Class A	2,285	80,775
StanCorp Financial Group, Inc.	600	68,412
Lamar Advertising Co. — Class A	1,097	65,875
Outfront Media, Inc.	2,437	61,242
Chubb Corp.	481	59,802
Hartford Financial Services Group, Inc.	1,111	52,829
Markel Corp.*	59	52,495
Public Storage	253	51,910
Extra Space Storage, Inc.	704	51,758
Visa, Inc. — Class A	681	51,307
BioMed Realty Trust, Inc.	2,381	51,286
Mid-America Apartment Communities, Inc.	638	51,257
Assurant, Inc.	687	51,250
Equity LifeStyle Properties, Inc.	884	51,166
Hanover Insurance Group, Inc.	632	51,097
Equinix, Inc.	182	50,762
Progressive Corp.	1,662	50,691
CBOE Holdings, Inc.	817	50,638
Cincinnati Financial Corp.	917	50,628
Realty Income Corp.	1,047	50,560
Simon Property Group, Inc.	270	50,549
Travelers Companies, Inc.	473	50,195
AvalonBay Communities, Inc.	291	50,151
Arch Capital Group Ltd.*	702	50,095
AmTrust Financial Services, Inc.	720	50,047
Kimco Realty Corp.	2,023	49,989
Duke Realty Corp.	2,478	49,981
Weingarten Realty Investors	1,419	49,920
Camden Property Trust	626	49,848
Ventas, Inc.	743	49,848
WR Berkley Corp.	889	49,535
PartnerRe Ltd.	364	49,490
TFS Financial Corp.	2,935	49,484
Essex Property Trust, Inc.	220	49,480
Prologis, Inc.	1,218	49,463
White Mountains Insurance Group Ltd.	70	49,420
Endurance Specialty Holdings Ltd.	711	49,407
Apartment Investment & Management Co. — Class A	1,264	49,397
Post Properties, Inc.	867	49,367
Torchmark Corp.	801	49,350
Corrections Corporation of America	1,403	49,344
FNF Group	1,262	49,332
Axis Capital Holdings Ltd.	857	49,329
Regency Centers Corp.	771	49,321
Charles Schwab Corp.	1,412	49,250
Douglas Emmett, Inc.	1,680	49,241
Synchrony Financial*,1	1,433	49,237
Principal Financial Group, Inc.	887	49,237
National Retail Properties, Inc.	1,324	49,213
Allstate Corp.	713	49,161
Equity Residential	657	49,150
Jones Lang LaSalle, Inc.	276	49,139
Erie Indemnity Co. — Class A	569	49,111
Federal Realty Investment Trust	359	49,108
Springleaf Holdings, Inc.*	972	49,095
American Financial Group, Inc.	711	49,023
UDR, Inc.	1,449	48,991
Brixmor Property Group, Inc.	2,001	48,964
HCP, Inc.	1,266	48,918
Macerich Co.	617	48,842
Health Care REIT, Inc.	704	48,836
American National Insurance Co.	456	48,769
Old Republic International Corp.	2,913	48,734
ProAssurance Corp.	1,008	48,676
CoreLogic, Inc.*	1,234	48,669
VEREIT, Inc.	5,547	48,592
Piedmont Office Realty Trust, Inc. — Class A	2,666	48,548
Healthcare Trust of America, Inc. — Class A	1,929	48,476
Taubman Centers, Inc.	648	48,470
Validus Holdings Ltd.	1,045	48,436
Omega Healthcare Investors, Inc.	1,335	48,407
M&T Bank Corp.	369	48,394
Synovus Financial Corp.	1,535	48,383
General Growth Properties, Inc.	1,780	48,309
ACE Ltd.	444	48,294
Citigroup, Inc.	824	48,171
Aflac, Inc.	752	48,166
New York Community Bancorp, Inc.	2,531	48,164

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.5% (continued)
Hudson City Bancorp, Inc.	4,663	$48,076
RenaissanceRe Holdings Ltd.	448	48,070
DDR Corp.	2,949	48,069
CBRE Group, Inc. — Class A*	1,265	48,032
Paramount Group, Inc.	2,684	47,963
CME Group, Inc. — Class A	499	47,924
American International Group, Inc.	747	47,898
Kilroy Realty Corp.	676	47,895
Bank of America Corp.	2,676	47,847
Forest City Enterprises, Inc. — Class A*	2,049	47,844
Alexandria Real Estate Equities, Inc.	516	47,838
Berkshire Hathaway, Inc. — Class B*	335	47,818
NASDAQ OMX Group, Inc.	936	47,764
BankUnited, Inc.	1,307	47,732
SL Green Realty Corp.	414	47,668
Equity Commonwealth*	1,818	47,632
Credit Acceptance Corp.*	198	47,561
Artisan Partners Asset Management, Inc. — Class A	995	47,511
CNA Financial Corp.	1,198	47,465
Retail Properties of America, Inc. — Class A	3,259	47,451
Annaly Capital Management, Inc.	4,766	47,422
Home Properties, Inc.	643	47,389
U.S. Bancorp	1,048	47,379
Wells Fargo & Co.	817	47,280
Huntington Bancshares, Inc.	4,048	47,240
HCC Insurance Holdings, Inc.	612	47,222
American Homes 4 Rent — Class A	2,852	47,201
Alleghany Corp.*	97	47,155
SunTrust Banks, Inc.	1,063	47,133
First Horizon National Corp.	2,968	47,043
Brandywine Realty Trust	3,416	47,038
Empire State Realty Trust, Inc. — Class A	2,645	47,028
Bank of Hawaii Corp.	697	47,026
Bank of New York Mellon Corp.	1,083	47,003
Brown & Brown, Inc.	1,405	46,997
XL Group plc — Class A	1,236	46,993
Intercontinental Exchange, Inc.	206	46,976
First Niagara Financial Group, Inc.	4,835	46,948
PNC Financial Services Group, Inc.	478	46,930
People's United Financial, Inc.	2,881	46,874
First Republic Bank	734	46,822
Plum Creek Timber Company, Inc.	1,141	46,781
LPL Financial Holdings, Inc.	992	46,773
Crown Castle International Corp.	571	46,771
Commerce Bancshares, Inc.	992	46,713
American Tower Corp. — Class A	491	46,699
Liberty Property Trust	1,372	46,689
WP Carey, Inc.	763	46,688
Vornado Realty Trust	478	46,629
Invesco Ltd.	1,208	46,628
Tanger Factory Outlet Centers, Inc.	1,435	46,609
Boston Properties, Inc.	378	46,600
Aspen Insurance Holdings Ltd.	969	46,599
Reinsurance Group of America, Inc. — Class A	482	46,523
CIT Group, Inc.	989	46,523
Mercury General Corp.	824	46,515
Everest Re Group Ltd.	254	46,512
JPMorgan Chase & Co.	678	46,463
CBL & Associates Properties, Inc.	2,835	46,324
Two Harbors Investment Corp.	4,531	46,307
Signature Bank*	318	46,298
Marsh & McLennan Companies, Inc.	799	46,294
WP GLIMCHER, Inc.	3,417	46,266
Realogy Holdings Corp.*	1,016	46,248
T. Rowe Price Group, Inc.	599	46,201
Spirit Realty Capital, Inc.	4,549	46,172
East West Bancorp, Inc.	1,031	46,148
Northern Trust Corp.	603	46,123
Voya Financial, Inc.	982	46,105
American Capital Agency Corp.	2,391	46,051
City National Corp.	512	46,034
Fifth Third Bancorp	2,180	45,933
Chimera Investment Corp.	3,223	45,863
Aon plc	455	45,850
BB&T Corp.	1,138	45,827
Ameriprise Financial, Inc.	364	45,744
Arthur J Gallagher & Co.	964	45,723
Allied World Assurance Company Holdings AG	1,081	45,683
Prudential Financial, Inc.	517	45,682
Morgan Stanley	1,176	45,676
TD Ameritrade Holding Corp.	1,243	45,655
Ally Financial, Inc.*	2,005	45,654
Regions Financial Corp.	4,394	45,654
MetLife, Inc.	819	45,651
Unum Group	1,273	45,624
Federated Investors, Inc. — Class B	1,353	45,610
Loews Corp.	1,195	45,541
Zions Bancorporation	1,460	45,537
SVB Financial Group*	318	45,506
Digital Realty Trust, Inc.	708	45,503
American Campus Communities, Inc.	1,219	45,493
Raymond James Financial, Inc.	771	45,489
NorthStar Realty Finance Corp.	2,842	45,472
TCF Financial Corp.	2,755	45,347
State Street Corp.	592	45,324
PacWest Bancorp	979	45,318
MFA Financial, Inc.	6,016	45,300
Interactive Brokers Group, Inc. — Class A	1,127	45,249
Lazard Ltd. — Class A	816	45,215
Apple Hospitality REIT, Inc.	2,491	45,187
Host Hotels & Resorts, Inc.	2,330	45,155
Starwood Property Trust, Inc.	2,070	45,043
Associated Banc-Corp.	2,283	44,998
Senior Housing Properties Trust	2,603	44,954
Weyerhaeuser Co.	1,463	44,899
KeyCorp	3,021	44,832
BOK Financial Corp.	673	44,728
Rayonier, Inc.	1,818	44,723

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 10.5% (continued)
Columbia Property Trust, Inc.	1,851	$44,720
Goldman Sachs Group, Inc.	217	44,500
Discover Financial Services	795	44,369
American Express Co.	581	44,191
BlackRock, Inc. — Class A	131	44,058
Legg Mason, Inc.	892	44,011
Eaton Vance Corp.	1,146	43,961
Howard Hughes Corp.*	323	43,915
Hospitality Properties Trust	1,597	43,790
Corporate Office Properties Trust	1,891	43,739
Citizens Financial Group, Inc.	1,677	43,719
Iron Mountain, Inc.	1,450	43,573
Cullen/Frost Bankers, Inc.	599	43,398
Lincoln National Corp.	767	43,197
NorthStar Asset Management Group, Inc.	2,355	43,144
E*TRADE Financial Corp.*	1,518	43,142
Waddell & Reed Financial, Inc. — Class A	960	43,114
Santander Consumer USA Holdings, Inc.*	1,783	43,113
Affiliated Managers Group, Inc.*	207	43,035
Capital One Financial Corp.	529	43,008
Comerica, Inc.	900	42,687
Alliance Data Systems Corp.*	155	42,631
Popular, Inc.*	1,389	42,531
Franklin Resources, Inc.	924	42,088
SLM Corp.*	4,604	42,035
LendingClub Corp.*	2,852	41,383
Genworth Financial, Inc. — Class A*	5,859	41,072
Assured Guaranty Ltd.	1,603	39,209
Navient Corp.	2,475	38,858
Communications Sales & Leasing, Inc.	1,719	35,841
Total Financial		10,257,373
Utilities - 9.5%
WEC Energy Group, Inc.	7,681	376,370
TECO Energy, Inc.	11,279	249,492
Consolidated Edison, Inc.	3,493	222,121
Ameren Corp.	5,367	220,476
Eversource Energy	4,420	219,762
Westar Energy, Inc.	5,828	219,424
DTE Energy Co.	2,725	219,254
SCANA Corp.	3,992	218,762
Pinnacle West Capital Corp.	3,540	218,453
Xcel Energy, Inc.	6,289	218,040
CMS Energy Corp.	6,340	217,208
Southern Co.	4,822	215,688
Dominion Resources, Inc.	3,001	215,172
American Electric Power Company, Inc.	3,802	215,079
NextEra Energy, Inc.	2,042	214,818
Alliant Energy Corp.	3,488	214,547
PPL Corp.	6,741	214,431
Great Plains Energy, Inc.	8,201	214,128
Atmos Energy Corp.	3,861	213,512
Vectren Corp.	5,069	213,405
PG&E Corp.	4,019	211,038
Edison International	3,516	210,995
Public Service Enterprise Group, Inc.	5,048	210,350
American Water Works Company, Inc.	4,052	210,339
Duke Energy Corp.	2,824	209,597
Questar Corp.	9,452	209,267
UGI Corp.	5,705	208,461
FirstEnergy Corp.	6,094	206,952
ITC Holdings Corp.	6,117	206,632
OGE Energy Corp.	6,932	206,296
Aqua America, Inc.	8,036	204,436
AGL Resources, Inc.	4,251	204,388
Entergy Corp.	2,863	203,330
CenterPoint Energy, Inc.	10,481	202,703
Pepco Holdings, Inc.	7,580	202,234
Sempra Energy	1,978	201,321
Hawaiian Electric Industries, Inc.	6,683	200,156
Exelon Corp.	6,184	198,445
Calpine Corp.*	10,695	195,719
MDU Resources Group, Inc.	9,964	194,398
AES Corp.	14,798	189,414
NRG Energy, Inc.	8,118	182,249
National Fuel Gas Co.	3,302	178,539
NiSource, Inc.	4,284	74,799
Total Utilities		9,252,200
Energy - 9.4%
HollyFrontier Corp.	3,308	159,644
Tesoro Corp.	1,595	155,257
PBF Energy, Inc. — Class A	4,812	151,915
Valero Energy Corp.	2,279	149,502
Marathon Petroleum Corp.	2,673	146,133
SolarCity Corp.*,1	2,401	139,258
Phillips 66	1,737	138,092
CVR Energy, Inc.	3,562	136,175
Targa Resources Corp.	1,486	131,436
Cheniere Energy, Inc.*	1,904	131,319
Schlumberger Ltd.	1,585	131,269
Halliburton Co.	3,135	131,012
Exxon Mobil Corp.	1,639	129,825
ONEOK, Inc.	3,425	129,431
Cameron International Corp.*	2,560	129,178
Baker Hughes, Inc.	2,217	128,919
Equities Corp.	1,658	127,418
Spectra Energy Corp.	4,171	126,214
Anadarko Petroleum Corp.	1,695	126,023
Columbia Pipeline Group, Inc.	4,284	125,007
Williams Companies, Inc.	2,367	124,220
Pioneer Natural Resources Co.	977	123,854
Cimarex Energy Co.	1,185	123,382
Occidental Petroleum Corp.	1,757	123,341
Chevron Corp.	1,393	123,253
Kinder Morgan, Inc.	3,534	122,418
EOG Resources, Inc.	1,570	121,188
Newfield Exploration Co.*	3,675	120,503
First Solar, Inc.*	2,704	119,787
National Oilwell Varco, Inc.	2,843	119,776
RPC, Inc.[1]	9,713	119,470
Concho Resources, Inc.*	1,118	119,134
Oceaneering International, Inc.	2,946	117,899

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Energy - 9.4% (continued)
Hess Corp.	1,986	$117,194
Frank's International N.V.	7,190	116,406
Diamondback Energy, Inc.*	1,726	116,160
Patterson-UTI Energy, Inc.	6,971	114,916
Kosmos Energy Ltd.*	15,959	114,905
Seadrill Ltd.[1]	12,797	114,020
Rice Energy, Inc.*	6,311	113,914
Nabors Industries Ltd.	9,680	112,385
Rowan Companies plc — Class A	6,521	112,357
Devon Energy Corp.	2,271	112,233
Cabot Oil & Gas Corp. — Class A	4,276	111,860
Energen Corp.	2,026	111,835
Diamond Offshore Drilling, Inc.	5,090	111,726
ConocoPhillips	2,207	111,100
Superior Energy Services, Inc.	6,527	110,959
NOW, Inc.*	6,349	110,473
Helmerich & Payne, Inc.	1,912	110,399
Weatherford International plc*	10,326	110,282
Memorial Resource Development Corp.*	7,205	110,237
Marathon Oil Corp.	5,240	110,092
Noble Energy, Inc.	3,109	109,530
SM Energy Co.	2,945	109,171
Range Resources Corp.	2,770	108,972
Apache Corp.	2,369	108,642
FMC Technologies, Inc.*	3,303	108,206
Dril-Quip, Inc.*	1,847	107,883
Antero Resources Corp.*	3,896	107,179
Noble Corporation plc[1]	8,928	106,690
Southwestern Energy Co.*	5,735	106,671
Gulfport Energy Corp.*	3,250	106,470
TerraForm Power, Inc. — Class A	3,518	106,103
Murphy Oil Corp.	3,233	106,010
Continental Resources, Inc.*	3,151	105,275
Cobalt International Energy, Inc.*	13,284	102,420
Chesapeake Energy Corp.[1]	11,813	102,301
QEP Resources, Inc.	7,286	101,130
Ensco plc — Class A	6,089	100,956
CONSOL Energy, Inc.	5,823	96,196
WPX Energy, Inc.*	10,479	91,167
EP Energy Corp. — Class A*	10,672	89,325
Laredo Petroleum, Inc.*,1	9,815	84,115
Denbury Resources, Inc.	21,277	83,831
California Resources Corp.	19,301	81,643
Whiting Petroleum Corp.*	3,902	79,952
SunEdison, Inc.*	3,020	70,306
Murphy USA, Inc.*	1,095	59,962
Total Energy		9,094,811
Technology - 8.6%
athenahealth, Inc.*	906	126,804
Cerner Corp.*	1,520	109,014
Fortinet, Inc.*	2,246	107,224
Allscripts Healthcare Solutions, Inc.*	7,370	106,570
King Digital Entertainment plc[1]	6,840	106,225
Ultimate Software Group, Inc.*	567	104,447
Electronic Arts, Inc.*	1,457	104,249
Black Knight Financial Services, Inc. — Class A*	3,170	103,278
Akamai Technologies, Inc.*	1,343	103,021
Cadence Design Systems, Inc.*	4,839	101,474
SS&C Technologies Holdings, Inc.	1,490	101,365
Veeva Systems, Inc. — Class A*,1	3,751	100,977
Citrix Systems, Inc.*	1,335	100,938
Amdocs Ltd.	1,719	100,820
IMS Health Holdings, Inc.*	3,035	100,610
Workday, Inc. — Class A*	1,190	100,353
ANSYS, Inc.*	1,055	99,329
NetSuite, Inc.*	1,002	99,038
Microsoft Corp.	2,114	98,724
Activision Blizzard, Inc.	3,817	98,440
Intuit, Inc.	926	97,943
Synopsys, Inc.*	1,926	97,918
Informatica Corp.*	1,999	96,991
ServiceNow, Inc.*	1,202	96,761
Nuance Communications, Inc.*	5,337	96,760
Cognizant Technology Solutions Corp. — Class A*	1,533	96,732
Red Hat, Inc.*	1,219	96,399
salesforce.com, Inc.*	1,308	95,876
VMware, Inc. — Class A*	1,070	95,369
Adobe Systems, Inc.*	1,161	95,190
EMC Corp.	3,534	95,029
IPG Photonics Corp.*	1,030	94,987
Teradata Corp.*	2,545	94,445
Computer Sciences Corp.	1,442	94,350
Western Digital Corp.	1,094	94,150
Leidos Holdings, Inc.	2,303	93,962
Altera Corp.	1,890	93,856
Hewlett-Packard Co.	3,067	93,605
QUALCOMM, Inc.	1,448	93,237
International Business Machines Corp.	575	93,144
Maxim Integrated Products, Inc.	2,736	93,133
Oracle Corp.	2,324	92,821
Apple, Inc.	764	92,673
Freescale Semiconductor Ltd.*	2,319	92,458
CA, Inc.	3,144	91,600
Broadcom Corp. — Class A	1,808	91,503
Teradyne, Inc.	4,736	91,216
NVIDIA Corp.	4,572	91,211
Autodesk, Inc.*	1,792	90,639
CDK Global, Inc.	1,746	90,164
SanDisk Corp.	1,490	89,832
KLA-Tencor Corp.	1,693	89,814
Lam Research Corp.	1,158	89,015
Texas Instruments, Inc.	1,769	88,415
Xilinx, Inc.	2,104	87,842
Intel Corp.	3,024	87,545
Accenture plc — Class A	848	87,437
NetApp, Inc.	2,806	87,407
VeriFone Systems, Inc.*	2,703	86,983
Cypress Semiconductor Corp.*	7,562	86,812
Rackspace Hosting, Inc.*	2,531	86,130
Avago Technologies Ltd.	685	85,721
Linear Technology Corp.	2,084	85,444
Genpact Ltd.*	3,812	84,665
DST Systems, Inc.	772	84,264
Applied Materials, Inc.	4,853	84,248
Skyworks Solutions, Inc.	880	84,190

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Technology - 8.6% (continued)
SolarWinds, Inc.*	2,105	$83,968
Analog Devices, Inc.	1,437	83,820
PTC, Inc.*	2,294	83,387
Marvell Technology Group Ltd.	6,691	83,236
Tableau Software, Inc. — Class A*	794	83,164
Microchip Technology, Inc.	1,933	82,810
Inovalon Holdings, Inc. — Class A*	3,427	82,796
ON Semiconductor Corp.*	7,712	81,901
Xerox Corp.	7,389	81,427
Zynga, Inc. — Class A*	32,781	81,297
Paychex, Inc.	1,705	79,113
NCR Corp.*	2,871	79,067
IHS, Inc. — Class A*	631	78,894
Pitney Bowes, Inc.	3,759	78,638
Brocade Communications Systems, Inc.	7,581	77,781
Atmel Corp.	9,375	77,625
Cree, Inc.*,1	3,121	76,933
Solera Holdings, Inc.	2,037	74,534
Micron Technology, Inc.*	3,957	73,244
Qorvo, Inc.*	1,124	65,136
Lexmark International, Inc. — Class A	1,835	62,372
3D Systems Corp.*	4,467	58,786
MSCI, Inc. — Class A	748	50,984
Jack Henry & Associates, Inc.	720	50,299
Broadridge Financial Solutions, Inc.	904	49,060
Fidelity National Information Services, Inc.	736	48,156
Fiserv, Inc.*	552	47,947
Dun & Bradstreet Corp.	368	45,915
Total Technology		8,375,076
Communications - 6.6%
T-Mobile US, Inc.*	5,136	208,830
Verizon Communications, Inc.	4,245	198,625
Telephone & Data Systems, Inc.	6,742	198,282
AT&T, Inc.	5,647	196,177
United States Cellular Corp.*	5,242	195,107
Zayo Group Holdings, Inc.*	7,156	191,065
Frontier Communications Corp.	39,712	187,441
Level 3 Communications, Inc.*	3,653	184,477
CenturyLink, Inc.	6,227	178,092
Sprint Corp.*	44,266	149,176
Google, Inc. — Class C*	180	112,610
VeriSign, Inc.*	1,511	107,190
Facebook, Inc. — Class A*	1,104	103,787
F5 Networks, Inc.*	761	102,081
Juniper Networks, Inc.	3,569	101,431
Palo Alto Networks, Inc.*	533	99,047
Motorola Solutions, Inc.	1,639	98,602
Cisco Systems, Inc.	3,371	95,804
CommScope Holding Company, Inc.*	3,043	95,459
IAC/InterActiveCorp	1,233	95,263
CDW Corp.	2,614	93,921
Arista Networks, Inc.*	1,109	93,677
Splunk, Inc.*	1,331	93,090
ARRIS Group, Inc.*	2,952	91,276
Symantec Corp.	4,001	90,983
LinkedIn Corp. — Class A*	446	90,654
EchoStar Corp. — Class A*	1,917	88,987
Yahoo!, Inc.*	2,384	87,421
Groupon, Inc. — Class A*	18,037	86,938
GoDaddy, Inc. — Class A*	3,013	85,690
Twitter, Inc.*	2,733	84,750
Viavi Solutions, Inc.*	7,641	84,739
FireEye, Inc.*	1,837	81,728
Amazon.com, Inc.*	144	77,206
Netflix, Inc.*	658	75,216
Cablevision Systems Corp. — Class A	2,601	73,400
Expedia, Inc.	584	70,921
Charter Communications, Inc. — Class A*	377	70,069
Interpublic Group of Companies, Inc.	3,213	68,437
Priceline Group, Inc.*	55	68,396
Time Warner Cable, Inc.	359	68,214
Nielsen N.V.	1,403	67,989
Pandora Media, Inc.*	3,863	67,680
Walt Disney Co.	561	67,320
AMC Networks, Inc. — Class A*	790	66,533
Liberty Broadband Corp. — Class C*	1,236	66,163
Twenty-First Century Fox, Inc. — Class A	1,918	66,152
Comcast Corp. — Class A	1,055	65,843
Sirius XM Holdings, Inc.*	16,604	65,752
Omnicom Group, Inc.	892	65,187
Time Warner, Inc.	731	64,357
Liberty Media Corp. — Class C*	1,701	64,128
Liberty Ventures*	1,545	64,087
News Corp. — Class A*	4,272	62,926
Clear Channel Outdoor Holdings, Inc. — Class A	6,506	62,848
Discovery Communications, Inc. — Class A*	1,884	62,209
HomeAway, Inc.*	2,036	61,161
John Wiley & Sons, Inc. — Class A	1,136	60,219
Scripps Networks Interactive, Inc. — Class A	953	59,639
Starz — Class A*	1,471	59,502
CBS Corp. — Class B	1,103	58,977
DISH Network Corp. — Class A*	907	58,601
Tribune Media Co. — Class A	1,151	58,114
TripAdvisor, Inc.*	711	56,439
Yelp, Inc. — Class A*	2,107	55,625
Viacom, Inc. — Class B	949	54,093
TEGNA, Inc.	1,689	49,201
Thomson Reuters Corp.	1,202	48,621
FactSet Research Systems, Inc.	285	47,213
Zillow Group, Inc. — Class A*	506	41,239
eBay, Inc.*	1,036	29,132
Cable One, Inc.*	60	24,913
Gannett Company, Inc.*	844	10,677
Total Communications		6,436,799
Basic Materials - 6.1%
Cytec Industries, Inc.	2,483	184,312

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Basic Materials - 6.1% (continued)
International Flavors & Fragrances, Inc.	1,367	$158,011
Sigma-Aldrich Corp.	1,111	155,107
Ecolab, Inc.	1,321	152,985
WR Grace & Co.*	1,513	152,707
Air Products & Chemicals, Inc.	1,069	152,342
Sherwin-Williams Co.	545	151,380
Valspar Corp.	1,810	150,737
International Paper Co.	3,138	150,216
Compass Minerals International, Inc.	1,864	149,120
Mosaic Co.	3,419	146,812
Eastman Chemical Co.	1,867	146,372
Airgas, Inc.	1,434	146,297
Reliance Steel & Aluminum Co.	2,411	146,107
Domtar Corp.	3,567	145,034
CF Industries Holdings, Inc.	2,435	144,152
Praxair, Inc.	1,254	143,132
Southern Copper Corp.	5,137	143,117
Albemarle Corp.	2,629	142,492
RPM International, Inc.	3,036	142,297
Celanese Corp. — Class A	2,157	142,189
Nucor Corp.	3,220	142,131
PPG Industries, Inc.	1,310	141,978
Monsanto Co.	1,373	139,895
LyondellBasell Industries N.V. — Class A	1,484	139,244
Steel Dynamics, Inc.	6,934	138,888
Ashland, Inc.	1,214	138,784
Axalta Coating Systems Ltd.*	4,351	138,405
FMC Corp.	2,813	136,543
Dow Chemical Co.	2,893	136,145
Platform Specialty Products Corp.*	5,814	135,292
NewMarket Corp.	338	134,426
Westlake Chemical Corp.	2,135	133,373
Cabot Corp.	3,748	131,855
United States Steel Corp.[1]	6,754	131,500
Alcoa, Inc.	13,178	130,067
EI du Pont de Nemours & Co.	2,260	126,018
Huntsman Corp.	6,595	125,305
Royal Gold, Inc.	2,473	124,689
Newmont Mining Corp.	6,423	110,283
Allegheny Technologies, Inc.	4,786	102,038
Tahoe Resources, Inc.	11,714	95,235
Freeport-McMoRan, Inc.	7,704	90,522
Chemours Co.	452	4,936
Total Basic Materials		5,972,470
Diversified - 0.1%
Leucadia National Corp.	1,937	45,558
Total Common Stocks
(Cost $89,212,331)		96,553,156
SHORT TERM INVESTMENTS† - 0.7%
Federated U.S. Treasury Cash Reserve Fund 0.00%	683,705	683,705
Total Short Term Investments
(Cost $683,705)		683,705

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$714,795	714,795
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	526,088	526,088
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	446,031	446,031
Total Securities Lending Collateral
(Cost $1,686,914)		1,686,914
Total Investments - 101.7%
(Cost $91,582,950)		$98,923,775
Other Assets & Liabilities, net - (1.7)%		(1,650,328)
Total Net Assets - 100.0%		$97,273,447

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 26.0%
Boulder Brands, Inc.*,1	16,178	$134,763
Coca-Cola Bottling Company Consolidated	801	129,762
Vector Group Ltd.	5,002	126,650
Natural Grocers by Vitamin Cottage, Inc.*	4,655	124,474
SUPERVALU, Inc.*	13,320	122,810
J&J Snack Foods Corp.	1,032	122,148
TreeHouse Foods, Inc.*	1,476	120,973
National Beverage Corp.*	5,025	119,444
WD-40 Co.	1,324	118,671
Lancaster Colony Corp.	1,261	117,538
Dean Foods Co.	6,597	117,427
Calavo Growers, Inc.	2,145	116,923
Seneca Foods Corp. — Class A*	4,005	116,906
Post Holdings, Inc.*	2,164	116,293
Diplomat Pharmacy, Inc.*	2,518	116,281
Cal-Maine Foods, Inc.[1]	2,143	116,065
Omega Protein Corp.*	8,149	115,879
Tootsie Roll Industries, Inc.[1]	3,563	115,691
Snyder's-Lance, Inc.	3,527	114,698
B&G Foods, Inc.	3,879	114,547
Universal Corp.	1,997	113,929
Fresh Del Monte Produce, Inc.	2,878	113,739
Diamond Foods, Inc.*	3,520	113,731
Nutraceutical International Corp.*	4,678	113,067
SpartanNash Co.	3,505	112,896
John B Sanfilippo & Son, Inc.	2,171	112,870
Weis Markets, Inc.	2,666	112,425
Ingles Markets, Inc. — Class A	2,382	110,239
Smart & Final Stores, Inc.*	6,312	109,829
Fresh Market, Inc.*	3,579	109,160
Medifast, Inc.*	3,503	108,138
Seaboard Corp.*	31	107,725
Farmer Bros Co.*	4,553	107,724
USANA Health Sciences, Inc.*	838	104,457
Village Super Market, Inc. — Class A	3,631	104,137
Inventure Foods, Inc.*	10,587	104,070
Limoneira Co.[1]	5,046	103,896
Boston Beer Company, Inc. — Class A*	469	103,424
Sanderson Farms, Inc.[1]	1,420	102,254
Andersons, Inc.	2,685	100,151
Chefs' Warehouse, Inc.*	5,434	93,465
Pendrell Corp.*	60,964	84,131
United Natural Foods, Inc.*	1,823	83,001
Natural Health Trends Corp.[1]	2,669	80,871
Senomyx, Inc.*,1	8,519	52,903
Wausau Paper Corp.	5,033	44,492
Anacor Pharmaceuticals, Inc.*	212	31,627
Cara Therapeutics, Inc.*	1,436	30,600
Patriot National, Inc.*	1,456	27,081
Advisory Board Co.*	426	25,517
Monster Worldwide, Inc.*	3,580	25,238
ACCO Brands Corp.*	3,062	25,047
Huron Consulting Group, Inc.*	327	25,006
ServiceSource International, Inc.*	4,639	24,587
Kforce, Inc.	1,048	24,492
Team, Inc.*	561	24,347
Barrett Business Services, Inc.	587	24,302
Zogenix, Inc.*	1,249	24,117
Navigant Consulting, Inc.*	1,533	24,099
ICF International, Inc.*	653	23,939
Multi-Color Corp.	374	23,884
Healthcare Services Group, Inc.	684	23,878
Volt Information Sciences, Inc.*	2,445	23,545
Brink's Co.	747	23,329
TriNet Group, Inc.*	867	23,305
NV5 Holdings, Inc.*	958	23,174
CBIZ, Inc.*	2,361	23,138
Paylocity Holding Corp.*	643	23,097
Exelixis, Inc.*,1	4,019	23,029
Deluxe Corp.	356	22,937
SP Plus Corp.*	862	22,541
ABM Industries, Inc.	683	22,512
Thoratec Corp.*	355	22,467
Insperity, Inc.	443	22,274
Hackett Group, Inc.	1,738	22,246
Kelly Services, Inc. — Class A	1,487	22,216
Dermira, Inc.*	983	22,197
IGI Laboratories, Inc.*,1	2,522	22,194
Depomed, Inc.*	701	22,081
NutriSystem, Inc.	733	22,027
Strayer Education, Inc.*	396	22,022
On Assignment, Inc.*	570	21,842
La Jolla Pharmaceutical Co.*	718	21,827
Resources Connection, Inc.	1,375	21,766
BioSpecifics Technologies Corp.*	316	21,716
FTI Consulting, Inc.*	528	21,606
Korn/Ferry International	645	21,595
Dynavax Technologies Corp.*	734	21,587
Vectrus, Inc.*	927	21,506
Medgenics, Inc.*	2,641	21,340
Ascent Capital Group, Inc. — Class A*	545	21,271
Ophthotech Corp.*	312	21,119
LeMaitre Vascular, Inc.	1,470	20,932
RPX Corp.*	1,352	20,929
Ennis, Inc.	1,247	20,925
Affimed N.V.*	1,275	20,923
CDI Corp.	1,726	20,902
Sucampo Pharmaceuticals, Inc. — Class A*	947	20,635
PFSweb, Inc.*	1,630	20,571
Supernus Pharmaceuticals, Inc.*	969	20,552
Cambium Learning Group, Inc.*	4,367	20,525
Electro Rent Corp.	2,013	20,230
Aratana Therapeutics, Inc.*	1,148	20,228
BioTelemetry, Inc.*	1,652	20,203
Coherus Biosciences, Inc.*	575	20,171
Forrester Research, Inc.	643	20,113
Prothena Corporation plc*	304	20,055
Sorrento Therapeutics, Inc.*	965	20,053
Catalyst Pharmaceuticals, Inc.*	4,052	20,017
Liberty Tax, Inc.	759	19,931
CEB, Inc.	260	19,895
Adeptus Health, Inc. — Class A*	179	19,670

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.0% (continued)
Amicus Therapeutics, Inc.*	1,143	$19,648
Quad/Graphics, Inc.	1,178	19,378
Incorporated Research Holdings, Inc. — Class A*	387	19,362
ImmunoGen, Inc.*	1,071	19,299
Radius Health, Inc.*	246	19,267
Heidrick & Struggles International, Inc.	879	19,224
Darling Ingredients, Inc.*	1,495	19,211
Neogen Corp.*	329	19,144
Great Lakes Dredge & Dock Corp.*	3,769	19,109
Ultragenyx Pharmaceutical, Inc.*	158	19,107
Viad Corp.	664	19,037
TrueBlue, Inc.*	739	19,037
ARC Document Solutions, Inc.*	2,751	19,009
Merit Medical Systems, Inc.*	741	18,940
Ardelyx, Inc.*	960	18,931
HeartWare International, Inc.*	208	18,868
Kite Pharma, Inc.*	259	18,847
Anthera Pharmaceuticals, Inc.*	1,725	18,820
Chimerix, Inc.*	350	18,809
ABIOMED, Inc.*	242	18,745
Bright Horizons Family Solutions, Inc.*	310	18,674
McGrath RentCorp	735	18,640
PRA Health Sciences, Inc.*	443	18,602
Grand Canyon Education, Inc.*	427	18,545
CRA International, Inc.*	791	18,462
Heska Corp.*	547	18,461
AtriCure, Inc.*	664	18,453
ACADIA Pharmaceuticals, Inc.*	378	18,450
American Public Education, Inc.*	713	18,445
ZIOPHARM Oncology, Inc.*,1	1,377	18,397
Pfenex, Inc.*	864	18,307
Monro Muffler Brake, Inc.	289	18,279
Chemed Corp.	123	18,260
Matthews International Corp. — Class A	338	18,201
Synergy Pharmaceuticals, Inc.*,1	1,995	18,194
Fibrocell Science, Inc.*	2,790	18,191
Collegium Pharmaceutical, Inc.*	908	18,187
ANI Pharmaceuticals, Inc.*	256	18,184
XenoPort, Inc.*	2,489	18,170
NeoGenomics, Inc.*	2,972	18,159
Carriage Services, Inc. — Class A	754	18,119
NewLink Genetics Corp.*	346	18,044
Northwest Biotherapeutics, Inc.*,1	1,579	18,032
Bio-Reference Laboratories, Inc.*	406	18,015
Progenics Pharmaceuticals, Inc.*	2,079	18,004
NuVasive, Inc.*	327	17,988
Otonomy, Inc.*	698	17,987
Catalent, Inc.*	527	17,960
ZS Pharma, Inc.*	299	17,859
Insmed, Inc.*	659	17,859
Care.com, Inc.*	2,975	17,850
Asterias Biotherapeutics, Inc.*,1	3,623	17,825
Collectors Universe, Inc.	884	17,821
Almost Family, Inc.*	405	17,723
Applied Genetic Technologies Corp.*	959	17,703
Insys Therapeutics, Inc.*	394	17,698
Insulet Corp.*	522	17,690
Zeltiq Aesthetics, Inc.*	515	17,690
CSS Industries, Inc.	623	17,687
Vascular Solutions, Inc.*	475	17,684
Globus Medical, Inc. — Class A*	630	17,678
Revlon, Inc. — Class A*	491	17,661
Cambrex Corp.*	358	17,632
Cempra, Inc.*	421	17,623
Bridgepoint Education, Inc.*	1,870	17,615
Team Health Holdings, Inc.*	261	17,594
Pacific Biosciences of California, Inc.*	3,092	17,593
Eagle Pharmaceuticals, Inc.*	182	17,585
Novavax, Inc.*	1,457	17,571
Neff Corp. — Class A*	2,129	17,543
Ligand Pharmaceuticals, Inc. — Class B*	162	17,538
Phibro Animal Health Corp. — Class A	446	17,519
Amedisys, Inc.*	401	17,496
Anika Therapeutics, Inc.*	461	17,472
Enanta Pharmaceuticals, Inc.*	344	17,424
TransEnterix, Inc.*	5,328	17,423
Versartis, Inc.*	960	17,376
Molina Healthcare, Inc.*	230	17,348
iRadimed Corp.*	699	17,335
STERIS Corp.	250	17,283
Proteon Therapeutics, Inc.*	1,000	17,280
Halozyme Therapeutics, Inc.*	740	17,272
Osiris Therapeutics, Inc.*	809	17,256
Flexion Therapeutics, Inc.*	737	17,246
Navidea Biopharmaceuticals, Inc.*,1	10,004	17,207
RTI Surgical, Inc.*	2,353	17,130
LHC Group, Inc.*	425	17,123
Corium International, Inc.*	1,165	17,079
Medicines Co.*	543	17,045
Ocular Therapeutix, Inc.*	738	17,041
Franklin Covey Co.*	900	17,019
Concert Pharmaceuticals, Inc.*	1,038	17,013
Tandem Diabetes Care, Inc.*	1,353	16,980
Atrion Corp.	42	16,964
Masimo Corp.*	407	16,964
Central Garden & Pet Co. — Class A*	1,681	16,944
Capella Education Co.	328	16,895
Natus Medical, Inc.*	374	16,890
ICU Medical, Inc.*	169	16,886
Lexicon Pharmaceuticals, Inc.*,1	1,996	16,846
Tumi Holdings, Inc.*	875	16,844
Atara Biotherapeutics, Inc.*	300	16,842
Healthways, Inc.*	1,329	16,825
Portola Pharmaceuticals, Inc.*	340	16,810
Civitas Solutions, Inc.*	743	16,710
Xencor, Inc.*	746	16,703
Helen of Troy Ltd.*	190	16,678
HealthEquity, Inc.*	495	16,661
Cynosure, Inc. — Class A*	429	16,645
Neurocrine Biosciences, Inc.*	332	16,640

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.0% (continued)
Loxo Oncology, Inc.*	821	$16,625
Intersect ENT, Inc.*	560	16,615
TG Therapeutics, Inc.*	951	16,595
LDR Holding Corp.*	365	16,593
DeVry Education Group, Inc.	546	16,587
National Research Corp. — Class A	1,120	16,576
Sotheby's	396	16,565
Owens & Minor, Inc.	471	16,560
Heron Therapeutics, Inc.*	512	16,558
PharMerica Corp.*	484	16,538
Cantel Medical Corp.	301	16,519
Tetraphase Pharmaceuticals, Inc.*	347	16,500
Albany Molecular Research, Inc.*	780	16,489
Accelerate Diagnostics, Inc.*	591	16,477
K12, Inc.*	1,247	16,448
BioCryst Pharmaceuticals, Inc.*	1,062	16,440
Cardiovascular Systems, Inc.*	550	16,412
West Pharmaceutical Services, Inc.	274	16,404
Travelport Worldwide Ltd.	1,283	16,358
Prestige Brands Holdings, Inc.*	343	16,334
Threshold Pharmaceuticals, Inc.*	3,774	16,304
Impax Laboratories, Inc.*	336	16,282
Inogen, Inc.*	366	16,272
Agile Therapeutics, Inc.*	1,781	16,261
Inter Parfums, Inc.	535	16,259
FibroGen, Inc.*	699	16,252
Greatbatch, Inc.*	298	16,250
Cutera, Inc.*	1,070	16,243
Nektar Therapeutics*	1,288	16,242
Alimera Sciences, Inc.*	3,365	16,219
KYTHERA Biopharmaceuticals, Inc.*	217	16,171
Cyberonics, Inc.*	263	16,148
Landauer, Inc.	455	16,143
Aegerion Pharmaceuticals, Inc.*	843	16,127
Analogic Corp.	200	16,110
Agenus, Inc.*	1,884	16,089
Idera Pharmaceuticals, Inc.*,1	4,494	16,089
MacroGenics, Inc.*	427	16,055
Providence Service Corp.*	340	16,000
Amsurg Corp. — Class A*	223	15,998
Veracyte, Inc.*	1,378	15,985
Acorda Therapeutics, Inc.*	465	15,977
US Physical Therapy, Inc.	301	15,911
SurModics, Inc.*	677	15,903
Myriad Genetics, Inc.*	466	15,900
Rent-A-Center, Inc.	592	15,860
HealthSouth Corp.	347	15,858
Alder Biopharmaceuticals, Inc.*	341	15,829
Genocea Biosciences, Inc.*	1,217	15,821
TherapeuticsMD, Inc.*	2,029	15,806
Sarepta Therapeutics, Inc.*	495	15,800
Career Education Corp.*	4,967	15,795
Emergent BioSolutions, Inc.*	481	15,791
Relypsa, Inc.*	476	15,760
Sagent Pharmaceuticals, Inc.*	640	15,731
Meridian Bioscience, Inc.	869	15,720
Akebia Therapeutics, Inc.*	1,671	15,707
Cerus Corp.*,1	2,891	15,698
IPC Healthcare, Inc.*	283	15,692
Orthofix International N.V.*	470	15,679
POZEN, Inc.*	1,351	15,672
PTC Therapeutics, Inc.*	306	15,670
CryoLife, Inc.	1,430	15,659
AMN Healthcare Services, Inc.*	532	15,657
CONMED Corp.	276	15,655
TESARO, Inc.*	269	15,602
SciClone Pharmaceuticals, Inc.*	1,708	15,560
Cross Country Healthcare, Inc.*	1,289	15,558
Lannett Company, Inc.*	261	15,556
National Healthcare Corp.	246	15,548
Ensign Group, Inc.	304	15,540
CorVel Corp.*	486	15,533
Aerie Pharmaceuticals, Inc.*	856	15,528
Wright Medical Group, Inc.*	600	15,504
Paratek Pharmaceuticals, Inc.	616	15,499
Genomic Health, Inc.*	572	15,490
Exactech, Inc.*	774	15,465
Clovis Oncology, Inc.*	183	15,451
Addus HomeCare Corp.*	569	15,443
Abaxis, Inc.	308	15,418
Zafgen, Inc.*	405	15,378
Adamas Pharmaceuticals, Inc.*	621	15,376
Haemonetics Corp.*	384	15,364
Cytokinetics, Inc.*	2,403	15,355
Curis, Inc.*	4,888	15,348
Vanda Pharmaceuticals, Inc.*	1,253	15,337
Luminex Corp.*	890	15,335
NxStage Medical, Inc.*	1,073	15,322
Surgical Care Affiliates, Inc.*	403	15,323
RadNet, Inc.*	2,289	15,313
Kindred Healthcare, Inc.	742	15,307
Tornier N.V.*	615	15,307
NanoString Technologies, Inc.*	998	15,279
Halyard Health, Inc.*	375	15,278
Carbylan Therapeutics, Inc.*	2,210	15,271
Spectrum Pharmaceuticals, Inc.*	2,205	15,248
PAREXEL International Corp.*	221	15,240
Five Star Quality Care, Inc.*	3,370	15,233
Durect Corp.*	6,481	15,230
Abeona Therapeutics, Inc.*	2,360	15,222
Tokai Pharmaceuticals, Inc.*	1,166	15,205
Geron Corp.*,1	3,749	15,183
Retrophin, Inc.*	478	15,172
Achillion Pharmaceuticals, Inc.*	1,779	15,157
Utah Medical Products, Inc.	277	15,144
ChemoCentryx, Inc.*	1,836	15,129
K2M Group Holdings, Inc.*	660	15,101
Oxford Immunotec Global plc*	1,138	15,079
Affymetrix, Inc.*	1,375	15,070
MiMedx Group, Inc.*	1,403	15,054
Oncothyreon, Inc.*	4,133	15,044
Five Prime Therapeutics, Inc.*	639	15,029
BioDelivery Sciences International, Inc.*	1,842	15,012
Integra LifeSciences Holdings Corp.*	234	15,006
Rockwell Medical, Inc.*,1	1,086	14,987
Cidara Therapeutics, Inc.*	1,072	14,987

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.0% (continued)
AngioDynamics, Inc.*	966	$14,973
Sage Therapeutics, Inc.*	219	14,971
Cepheid*	269	14,954
Pernix Therapeutics Holdings, Inc.*	3,001	14,945
Spark Therapeutics, Inc.*	243	14,930
Harvard Bioscience, Inc.*	3,052	14,924
XBiotech, Inc.*,1	799	14,901
ARIAD Pharmaceuticals, Inc.*	1,822	14,868
Endocyte, Inc.*	2,878	14,850
Nevro Corp.*	292	14,825
Foamix Pharmaceuticals Ltd.*	1,389	14,779
Verastem, Inc.*	2,024	14,775
Air Methods Corp.*	374	14,732
WellCare Health Plans, Inc.*	182	14,706
Amphastar Pharmaceuticals, Inc.*	903	14,683
Revance Therapeutics, Inc.*	473	14,677
Antares Pharma, Inc.*	6,950	14,665
Mirati Therapeutics, Inc.*	512	14,648
Sientra, Inc.*	630	14,648
Arena Pharmaceuticals, Inc.*	3,615	14,605
Accuray, Inc.*	2,288	14,597
Raptor Pharmaceutical Corp.*	1,025	14,596
Celldex Therapeutics, Inc.*	619	14,577
Avalanche Biotechnologies, Inc.*	990	14,573
OncoMed Pharmaceuticals, Inc.*	637	14,549
Epizyme, Inc.*	652	14,546
Hanger, Inc.*	672	14,542
Genesis Healthcare, Inc.*	2,379	14,536
Bellicum Pharmaceuticals, Inc.*	713	14,510
Assembly Biosciences, Inc.*	967	14,505
Pacira Pharmaceuticals, Inc.*	218	14,480
Dyax Corp.*	588	14,471
Peregrine Pharmaceuticals, Inc.*	11,736	14,435
Quidel Corp.*	696	14,414
Elizabeth Arden, Inc.*,1	1,367	14,408
Momenta Pharmaceuticals, Inc.*	660	14,348
Nobilis Health Corp.*	2,436	14,348
Acceleron Pharma, Inc.*	499	14,291
Weight Watchers International, Inc.*,1	3,567	14,268
Apollo Education Group, Inc. — Class A*	1,113	14,258
Intra-Cellular Therapies, Inc.*	488	14,201
PDL BioPharma, Inc.	2,439	14,195
Lion Biotechnologies, Inc.*	1,658	14,192
Endologix, Inc.*	995	14,189
GenMark Diagnostics, Inc.*	1,668	14,178
Capital Senior Living Corp.*	636	14,176
Sequenom, Inc.*,1	5,027	14,176
Rigel Pharmaceuticals, Inc.*	4,719	14,063
Select Medical Holdings Corp.	974	14,055
Trevena, Inc.*	2,412	14,038
AMAG Pharmaceuticals, Inc.*	219	13,994
Second Sight Medical Products, Inc.*,1	991	13,983
Ironwood Pharmaceuticals, Inc. — Class A*	1,338	13,982
Repligen Corp.*	398	13,934
Universal American Corp.*	1,499	13,896
Blueprint Medicines Corp.*	514	13,888
OvaScience, Inc.*	487	13,880
AAC Holdings, Inc.*	365	13,874
Universal Technical Institute, Inc.	2,167	13,804
aTyr Pharma, Inc.*	735	13,781
Theravance Biopharma, Inc.*	1,098	13,769
Cimpress N.V.*	213	13,745
InVivo Therapeutics Holdings Corp.*	942	13,706
OraSure Technologies, Inc.*	2,773	13,699
Galena Biopharma, Inc.*,1	8,342	13,681
STAAR Surgical Co.*	1,559	13,672
Magellan Health, Inc.*	225	13,633
Triple-S Management Corp. — Class B*	631	13,617
Stemline Therapeutics, Inc.*	1,266	13,584
ExamWorks Group, Inc.*	387	13,576
Ignyta, Inc.*	979	13,569
Ocata Therapeutics, Inc.*	3,009	13,510
Arrowhead Research Corp.*	2,178	13,460
Entellus Medical, Inc.*	598	13,455
Calithera Biosciences, Inc.*,1	1,818	13,453
CTI BioPharma Corp.*	7,223	13,363
Merrimack Pharmaceuticals, Inc.*	1,319	13,322
Heartland Payment Systems, Inc.	213	13,270
Synta Pharmaceuticals Corp.*	6,241	13,231
Dicerna Pharmaceuticals, Inc.*	1,078	13,173
Sangamo BioSciences, Inc.*	1,430	13,085
Orexigen Therapeutics, Inc.*,1	3,262	13,048
LendingTree, Inc.*	157	13,018
Inovio Pharmaceuticals, Inc.*	1,779	12,969
Xoom Corp.*	519	12,897
Advaxis, Inc.*	774	12,895
SFX Entertainment, Inc.*,1	4,049	12,876
Keryx Biopharmaceuticals, Inc.*,1	1,609	12,840
Euronet Worldwide, Inc.*	187	12,810
T2 Biosystems, Inc.*	886	12,767
Immune Design Corp.*	659	12,758
James River Group Holdings Ltd.	463	12,709
Exact Sciences Corp.*,1	522	12,565
Organovo Holdings, Inc.*	3,714	12,553
Theravance, Inc.[1]	815	12,486
Cellular Biomedicine Group, Inc.*	446	12,466
Regulus Therapeutics, Inc.*	1,514	12,415
Esperion Therapeutics, Inc.*	199	12,338
BioTime, Inc.*,1	3,885	12,277
Alliance HealthCare Services, Inc.*	820	12,267
Tobira Therapeutics, Inc.*	854	12,263
Invacare Corp.	715	12,191
Infinity Pharmaceuticals, Inc.*	1,385	12,105
Omeros Corp.*	746	12,011
Corcept Therapeutics, Inc.*	2,380	11,995
CorMedix, Inc.*	3,415	11,953
Unilife Corp.*,1	6,781	11,935
Array BioPharma, Inc.*	2,051	11,916
Trovagene, Inc.*	1,501	11,828
Karyopharm Therapeutics, Inc.*	575	11,799
MoneyGram International, Inc.*	1,150	11,730
MannKind Corp.*,1	2,731	11,716
Aduro Biotech, Inc.*	443	11,615
Vital Therapies, Inc.*,1	712	11,549

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.0% (continued)
Tejon Ranch Co.*	457	$11,343
Green Dot Corp. — Class A*	541	11,210
Cardtronics, Inc.*	299	11,084
BioScrip, Inc.*	4,353	10,926
CytRx Corp.*	4,014	10,918
Invitae Corp.*	1,056	10,549
HMS Holdings Corp.*	904	10,414
Spectranetics Corp.*	601	10,277
Vitae Pharmaceuticals, Inc.*	980	9,908
Foundation Medicine, Inc.*	486	9,863
VIVUS, Inc.*,1	6,303	9,518
EVERTEC, Inc.	505	9,504
LifeLock, Inc.*	1,091	8,641
Immunomedics, Inc.*,1	3,650	7,483
Global Cash Access Holdings, Inc.*	1,447	7,307
XOMA Corp.*,1	3,787	2,767
SeaSpine Holdings Corp.*	76	1,192
Total Consumer, Non-cyclical		11,990,622
Industrial - 13.3%
Lawson Products, Inc.*	2,404	65,773
PowerSecure International, Inc.*	4,071	61,635
Ply Gem Holdings, Inc.*	3,901	56,369
Comfort Systems USA, Inc.	2,004	55,391
Universal Forest Products, Inc.	870	55,245
Era Group, Inc.*	3,131	53,007
Nordic American Offshore Ltd.[1]	7,399	52,756
Hornbeck Offshore Services, Inc.*	2,879	52,398
PGT, Inc.*	3,191	51,279
Builders FirstSource, Inc.*	3,391	51,001
Griffon Corp.	2,873	49,531
US Concrete, Inc.*	1,164	49,272
LSI Industries, Inc.	4,900	48,804
Simpson Manufacturing Company, Inc.	1,360	48,715
NN, Inc.	2,089	47,692
Quanex Building Products Corp.	2,356	47,308
Polypore International, Inc.*	783	47,074
Stock Building Supply Holdings, Inc.*	2,350	45,543
Masonite International Corp.*	659	45,517
Nortek, Inc.*	555	45,282
Patrick Industries, Inc.*	1,256	45,266
AAON, Inc.	2,033	45,112
Berry Plastics Group, Inc.*	1,382	44,998
Headwaters, Inc.*	2,366	44,978
Mueller Water Products, Inc. — Class A	5,011	44,748
KapStone Paper and Packaging Corp.	1,892	44,273
Summit Materials, Inc. — Class A*	1,748	43,857
Chase Corp.	1,145	43,774
RBC Bearings, Inc.*	640	43,360
Apogee Enterprises, Inc.	782	43,151
Gibraltar Industries, Inc.*	2,243	42,931
Global Brass & Copper Holdings, Inc.	2,540	42,799
Mueller Industries, Inc.	1,296	41,952
Continental Building Products, Inc.*	1,958	41,588
AEP Industries, Inc.*	852	41,194
Advanced Drainage Systems, Inc.	1,466	40,799
Trinseo S.A.*	1,669	40,657
LSB Industries, Inc.*	1,099	40,565
Trex Company, Inc.*	891	40,425
Haynes International, Inc.	949	40,399
Insteel Industries, Inc.	2,469	40,344
Louisiana-Pacific Corp.*	2,714	40,004
Boise Cascade Co.*	1,200	39,816
Omega Flex, Inc.	1,223	39,686
Rexnord Corp.*	1,845	39,114
LB Foster Co. — Class A	1,306	38,331
Northwest Pipe Co.*	2,110	38,086
NCI Building Systems, Inc.*	2,932	37,969
Core Molding Technologies, Inc.*	1,987	37,912
Greif, Inc. — Class A	1,218	37,746
Myers Industries, Inc.	2,426	36,705
Tredegar Corp.	2,041	34,411
Belden, Inc.	547	32,399
YRC Worldwide, Inc.*	1,654	31,921
Olympic Steel, Inc.	2,463	29,852
TimkenSteel Corp.	1,593	29,678
Eagle Bulk Shipping, Inc.*	3,299	28,503
Mesa Laboratories, Inc.	253	26,196
Casella Waste Systems, Inc. — Class A*	4,059	25,775
Proto Labs, Inc.*	338	25,475
Navios Maritime Acquisition Corp.	6,399	25,340
Frontline Ltd.*,1	8,199	25,335
Aerojet Rocketdyne Holdings, Inc.*	1,079	25,259
Dycom Industries, Inc.*	382	25,235
Saia, Inc.*	576	25,010
Scorpio Tankers, Inc.	2,265	24,326
Aegion Corp. — Class A*	1,222	24,159
MSA Safety, Inc.	459	23,707
Heartland Express, Inc.	1,106	23,591
MYR Group, Inc.*	785	23,581
Ardmore Shipping Corp.	1,790	23,521
Werner Enterprises, Inc.	832	23,496
Scorpio Bulkers, Inc.*	12,969	23,474
Watts Water Technologies, Inc. — Class A	422	23,404
Nordic American Tankers Ltd.	1,553	23,326
Dorian LPG Ltd.*	1,481	23,296
Lydall, Inc.*	783	23,263
Quality Distribution, Inc.*	1,462	23,260
Tetra Tech, Inc.	873	23,257
Swift Transportation Co. — Class A*	973	23,177
Kadant, Inc.	508	23,161
GrafTech International Ltd.*	4,570	22,987
AZZ, Inc.	443	22,925
Lindsay Corp.[1]	273	22,896
Exponent, Inc.	514	22,868
ESCO Technologies, Inc.	598	22,766
Ship Finance International Ltd.	1,353	22,636
Air Transport Services Group, Inc.*	2,187	22,636
Argan, Inc.	582	22,628
Actuant Corp. — Class A	981	22,622
EMCOR Group, Inc.	472	22,576
Hub Group, Inc. — Class A*	532	22,413

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 13.3% (continued)
Ducommun, Inc.*	935	$22,393
Navios Maritime Holdings, Inc.[1]	6,034	22,326
ArcBest Corp.	675	22,309
Teledyne Technologies, Inc.*	215	22,288
Federal Signal Corp.	1,489	22,275
Orion Marine Group, Inc.*	3,073	22,249
Golden Ocean Group Ltd.	5,716	22,235
Knight Transportation, Inc.	822	22,227
John Bean Technologies Corp.	607	22,125
Barnes Group, Inc.	568	22,112
Con-way, Inc.	570	22,110
Roadrunner Transportation Systems, Inc.*	844	22,096
Matson, Inc.	533	22,077
Celadon Group, Inc.	1,015	22,026
Safe Bulkers, Inc.[1]	6,401	22,019
Aerovironment, Inc.*	842	21,943
CLARCOR, Inc.	364	21,902
Universal Truckload Services, Inc.	1,035	21,870
Briggs & Stratton Corp.	1,183	21,861
Hyster-Yale Materials Handling, Inc.	323	21,857
Echo Global Logistics, Inc.*	674	21,770
OSI Systems, Inc.*	310	21,756
TRC Companies, Inc.*	2,264	21,734
Teekay Tankers Ltd. — Class A	3,031	21,732
Applied Optoelectronics, Inc.*	1,116	21,706
Columbus McKinnon Corp.	924	21,677
DHT Holdings, Inc.	2,709	21,537
Littelfuse, Inc.	234	21,528
Brady Corp. — Class A	914	21,497
FARO Technologies, Inc.*	489	21,462
Esterline Technologies Corp.*	242	21,456
Xerium Technologies, Inc.*	1,263	21,433
Moog, Inc. — Class A*	320	21,395
Badger Meter, Inc.	363	21,352
US Ecology, Inc.	464	21,293
Graham Corp.	1,127	21,278
Mistras Group, Inc.*	1,179	21,210
Applied Industrial Technologies, Inc.	549	21,208
Sun Hydraulics Corp.	598	21,181
Vishay Precision Group, Inc.*	1,517	21,177
Kaman Corp.	536	21,156
Albany International Corp. — Class A	568	21,141
XPO Logistics, Inc.*	484	20,981
Bel Fuse, Inc. — Class B	949	20,954
Astec Industries, Inc.	532	20,913
Altra Industrial Motion Corp.	823	20,904
Forward Air Corp.	430	20,877
Advanced Energy Industries, Inc.*	797	20,873
Marten Transport Ltd.	1,075	20,844
PAM Transportation Services, Inc.*	396	20,830
Granite Construction, Inc.	612	20,820
Hurco Companies, Inc.	665	20,815
Alamo Group, Inc.	396	20,806
Allied Motion Technologies, Inc.	983	20,781
Gorman-Rupp Co.	809	20,743
Tennant Co.	346	20,694
HEICO Corp.	377	20,671
Standex International Corp.	276	20,656
Tutor Perini Corp.*	981	20,532
CIRCOR International, Inc.	429	20,519
Cubic Corp.	461	20,455
Curtiss-Wright Corp.	303	20,413
Woodward, Inc.	411	20,287
Franklin Electric Company, Inc.	702	20,260
Itron, Inc.*	628	20,240
Sanmina Corp.*	916	20,216
KLX, Inc.*	514	20,190
Hill International, Inc.*	4,215	20,148
Generac Holdings, Inc.*	574	20,130
Raven Industries, Inc.	1,036	20,129
Atlas Air Worldwide Holdings, Inc.*	409	20,102
MasTec, Inc.*	1,085	19,997
FEI Co.	232	19,945
EnerSys	316	19,734
Twin Disc, Inc.	1,224	19,706
Astronics Corp.*	317	19,654
Greenbrier Companies, Inc.	429	19,626
EnPro Industries, Inc.	387	19,613
Sturm Ruger & Company, Inc.	326	19,567
American Science & Engineering, Inc.	437	19,529
AAR Corp.	721	19,431
National Presto Industries, Inc.	245	19,394
CTS Corp.	1,031	19,372
Benchmark Electronics, Inc.*	877	19,347
AVX Corp.	1,434	19,316
Park-Ohio Holdings Corp.	428	19,221
Covenant Transportation Group, Inc. — Class A*	813	19,195
VSE Corp.	402	19,055
Control4 Corp.*	2,292	19,024
Tidewater, Inc.[1]	974	19,022
FreightCar America, Inc.	983	18,933
Radiant Logistics, Inc.*	2,976	18,898
Knowles Corp.*	992	18,898
UTI Worldwide, Inc.*	2,247	18,875
Heritage-Crystal Clean, Inc.*	1,466	18,838
GP Strategies Corp.*	656	18,821
Vishay Intertechnology, Inc.	1,632	18,735
Drew Industries, Inc.	319	18,713
Harsco Corp.	1,357	18,645
General Cable Corp.	1,139	18,588
Kratos Defense & Security Solutions, Inc.*	3,402	18,575
Powell Industries, Inc.	618	18,441
USA Truck, Inc.*	938	18,347
Chart Industries, Inc.*	671	18,318
Tech Data Corp.*	314	18,316
DXP Enterprises, Inc.*	499	18,313
Textainer Group Holdings Ltd.	804	18,219
Stoneridge, Inc.*	1,497	18,218
GSI Group, Inc.*	1,285	18,208
CECO Environmental Corp.	2,009	18,081
TASER International, Inc.*	663	18,047
Fabrinet*	972	18,040
Smith & Wesson Holding Corp.*	1,109	17,988

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 13.3% (continued)
Furmanite Corp.*	2,741	$17,871
Universal Display Corp.*	373	17,796
TTM Technologies, Inc.*	1,935	17,667
Vicor Corp.*	1,693	17,624
Power Solutions International, Inc.*	424	17,588
Encore Wire Corp.	512	17,577
II-VI, Inc.*	1,033	17,561
Coherent, Inc.*	303	17,559
TriMas Corp.*	744	17,484
Rofin-Sinar Technologies, Inc.*	701	17,483
American Railcar Industries, Inc.	435	17,378
Kimball Electronics, Inc.*	1,284	17,218
Sparton Corp.*	716	17,084
GasLog Ltd.	1,097	17,025
Blount International, Inc.*	2,036	17,021
Park Electrochemical Corp.	961	16,971
Plexus Corp.*	440	16,782
Checkpoint Systems, Inc.	1,893	16,545
Hillenbrand, Inc.	581	16,477
ZAGG, Inc.*	2,098	16,301
IMAX Corp.*	430	16,086
Newport Corp.*	1,015	16,078
NVE Corp.	268	16,000
Rogers Corp.*	281	15,728
Multi-Fineline Electronix, Inc.*	880	15,717
Fenix Parts, Inc.*	1,672	15,282
Imprivata, Inc.*	1,000	15,200
CAI International, Inc.*	1,035	14,552
TAL International Group, Inc.*	635	12,573
Fluidigm Corp.*	624	12,499
Methode Electronics, Inc.	460	12,342
Total Industrial		6,141,106
Financial - 11.5%
WageWorks, Inc.*	545	27,223
Sterling Bancorp	1,595	23,750
Aircastle Ltd.	972	23,396
Renasant Corp.	714	22,956
Ellie Mae, Inc.*	285	22,358
Western Alliance Bancorporation*	644	21,786
PHH Corp.*	847	21,141
Marlin Business Services Corp.	1,257	19,974
Acacia Research Corp.	2,065	19,431
eHealth, Inc.*	902	14,676
BofI Holding, Inc.*	114	14,004
BNC Bancorp	619	13,941
Meta Financial Group, Inc.	271	13,701
Hingham Institution for Savings	112	13,553
National General Holdings Corp.	589	13,481
Fidelity Southern Corp.	690	13,415
Heritage Commerce Corp.	1,207	13,385
6D Global Technologies, Inc.*,1	2,961	13,325
Suffolk Bancorp	457	13,171
Franklin Financial Network, Inc.*	517	13,050
First American Financial Corp.	321	13,026
Pacific Premier Bancorp, Inc.*	684	13,003
RE/MAX Holdings, Inc. — Class A	343	12,973
Universal Insurance Holdings, Inc.	472	12,942
QTS Realty Trust, Inc. — Class A	311	12,906
Blackhawk Network Holdings, Inc.*	280	12,860
Mack-Cali Realty Corp.	616	12,838
Preferred Apartment Communities, Inc. — Class A	1,132	12,826
CubeSmart	489	12,792
Heritage Insurance Holdings, Inc.*	517	12,780
CoreSite Realty Corp.	254	12,750
FCB Financial Holdings, Inc. — Class A*	367	12,747
WisdomTree Investments, Inc.	511	12,723
Sun Communities, Inc.	183	12,720
Impac Mortgage Holdings, Inc.*	581	12,706
National Commerce Corp.*	483	12,703
Fidelity & Guaranty Life	488	12,702
Strategic Hotels & Resorts, Inc.*	928	12,686
Sovran Self Storage, Inc.	133	12,663
Opus Bank	323	12,644
Marcus & Millichap, Inc.*	246	12,605
Selective Insurance Group, Inc.	409	12,601
Territorial Bancorp, Inc.	496	12,554
Astoria Financial Corp.	829	12,534
Rouse Properties, Inc.	712	12,532
Triumph Bancorp, Inc.*	889	12,498
First Industrial Realty Trust, Inc.	596	12,480
Century Bancorp, Inc. — Class A	299	12,453
Retail Opportunity Investments Corp.	726	12,451
Preferred Bank/Los Angeles CA	395	12,449
American Equity Investment Life Holding Co.	421	12,436
GEO Group, Inc.	329	12,420
First Potomac Realty Trust	1,094	12,417
Equity One, Inc.	483	12,399
Home BancShares, Inc.	311	12,384
Ares Commercial Real Estate Corp.	993	12,363
BGC Partners, Inc. — Class A	1,253	12,342
Sun Bancorp, Inc.*	590	12,325
Essent Group Ltd.*	421	12,323
Maiden Holdings Ltd.	745	12,322
Acadia Realty Trust	385	12,312
Evercore Partners, Inc. — Class A	209	12,289
Cardinal Financial Corp.	526	12,287
Hudson Pacific Properties, Inc.	399	12,281
United Fire Group, Inc.	355	12,268
DCT Industrial Trust, Inc.	352	12,236
Hampton Roads Bankshares, Inc.*	5,819	12,220
Enterprise Financial Services Corp.	506	12,210
WSFS Financial Corp.	425	12,202
Financial Engines, Inc.	266	12,198
HFF, Inc. — Class A	266	12,193
Employers Holdings, Inc.	508	12,192
Monmouth Real Estate Investment Corp.	1,216	12,184
First Merchants Corp.	468	12,182
Union Bankshares Corp.	493	12,167
Flagstar Bancorp, Inc.*	599	12,160
Camden National Corp.	302	12,159
ServisFirst Bancshares, Inc.	313	12,157
RLI Corp.	220	12,151
St. Joe Co.*	747	12,139

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 11.5% (continued)
Great Western Bancorp, Inc.	462	$12,132
Summit Hotel Properties, Inc.	890	12,131
Ryman Hospitality Properties, Inc.	212	12,122
Investors Real Estate Trust	1,681	12,120
AMERISAFE, Inc.	242	12,112
American Assets Trust, Inc.	291	12,111
First NBC Bank Holding Co.*	317	12,109
LTC Properties, Inc.	276	12,108
Independent Bank Corp.	849	12,107
Terreno Realty Corp.	577	12,100
Bear State Financial, Inc.*	1,322	12,097
Universal Health Realty Income Trust	247	12,096
First Connecticut Bancorp, Inc.	750	12,090
On Deck Capital, Inc.*,1	904	12,087
Physicians Realty Trust	753	12,078
Ameris Bancorp	447	12,073
TowneBank	684	12,073
Hersha Hospitality Trust	445	12,068
Independence Realty Trust, Inc.	1,477	12,067
BankFinancial Corp.	996	12,042
Ashford Hospitality Trust, Inc.	1,377	12,035
NewBridge Bancorp	1,366	12,034
First Financial Bancorp	633	12,033
Parkway Properties, Inc.	669	12,002
One Liberty Properties, Inc.	531	12,001
Washington Real Estate Investment Trust	447	11,997
First Defiance Financial Corp.	312	11,996
Chesapeake Lodging Trust	374	11,994
EastGroup Properties, Inc.	199	11,980
S&T Bancorp, Inc.	387	11,966
HomeTrust Bancshares, Inc.*	698	11,964
Kansas City Life Insurance Co.	254	11,961
Altisource Portfolio Solutions S.A.*	366	11,954
Healthcare Realty Trust, Inc.	497	11,948
Montpelier Re Holdings Ltd.	280	11,942
PS Business Parks, Inc.	155	11,933
Saul Centers, Inc.	230	11,932
Agree Realty Corp.	385	11,931
State Auto Financial Corp.	493	11,931
CorEnergy Infrastructure Trust, Inc.	1,918	11,930
Medical Properties Trust, Inc.	872	11,920
Sabra Health Care REIT, Inc.	435	11,897
Highwoods Properties, Inc.	281	11,895
South State Corp.	153	11,891
Stewart Information Services Corp.	289	11,884
NewStar Financial, Inc.*	1,027	11,883
Ashford Hospitality Prime, Inc.	816	11,881
Stonegate Bank	386	11,877
Franklin Street Properties Corp.	1,008	11,864
STORE Capital Corp.	564	11,844
Arrow Financial Corp.	430	11,842
Ramco-Gershenson Properties Trust	699	11,841
Enstar Group Ltd.*	74	11,839
CyrusOne, Inc.	385	11,835
EverBank Financial Corp.	593	11,824
Symetra Financial Corp.	472	11,819
Berkshire Hills Bancorp, Inc.	406	11,815
NBT Bancorp, Inc.	437	11,812
United Development Funding IV1	651	11,809
National Western Life Insurance Co. — Class A	49	11,809
Wintrust Financial Corp.	219	11,808
C1 Financial, Inc.*	613	11,800
Capital City Bank Group, Inc.	764	11,796
Fox Chase Bancorp, Inc.	691	11,795
ZAIS Group Holdings, Inc.*	1,081	11,794
Virtu Financial, Inc. — Class A*	501	11,774
Campus Crest Communities, Inc.	2,065	11,771
First Bancorp, Inc.	619	11,767
Associated Estates Realty Corp.	409	11,759
Alexander's, Inc.	29	11,759
Beneficial Bancorp, Inc.*	914	11,754
United Bankshares, Inc.	290	11,754
Provident Financial Services, Inc.	599	11,752
Regional Management Corp.*	608	11,746
First Bancorp	688	11,744
CU Bancorp*	529	11,739
Old Second Bancorp, Inc.*	1,803	11,738
MarketAxess Holdings, Inc.	120	11,736
Inland Real Estate Corp.	1,195	11,735
National Bankshares, Inc.	385	11,723
Kennedy-Wilson Holdings, Inc.	463	11,723
Hanmi Financial Corp.	463	11,719
New York REIT, Inc.	1,131	11,717
BBCN Bancorp, Inc.	763	11,712
Cedar Realty Trust, Inc.	1,748	11,712
EPR Properties	205	11,710
Infinity Property & Casualty Corp.	151	11,704
PRA Group, Inc.*	184	11,692
CenterState Banks, Inc.	838	11,682
National Health Investors, Inc.	179	11,680
Palmetto Bancshares, Inc.	590	11,676
United Insurance Holdings Corp.	727	11,676
Great Ajax Corp.	831	11,667
AG Mortgage Investment Trust, Inc.	641	11,666
Community Bank System, Inc.	305	11,660
Westwood Holdings Group, Inc.	194	11,656
PennyMac Financial Services, Inc. — Class A*	639	11,649
United Community Banks, Inc.	558	11,645
Nationstar Mortgage Holdings, Inc.*	627	11,631
Easterly Government Properties, Inc.	736	11,629
Bar Harbor Bankshares	339	11,628
TriCo Bancshares	469	11,627
Blue Hills Bancorp, Inc.	805	11,624
PrivateBancorp, Inc. — Class A	281	11,617
Kite Realty Group Trust	440	11,616
Argo Group International Holdings Ltd.	206	11,614
Education Realty Trust, Inc.	367	11,612
State National Companies, Inc.	1,069	11,609
InfraREIT, Inc.	346	11,601
OneBeacon Insurance Group Ltd. — Class A	800	11,600

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 11.5% (continued)
Yadkin Financial Corp.*	540	$11,588
CommunityOne Bancorp*	1,056	11,584
Anchor BanCorp Wisconsin, Inc.*	313	11,584
American National Bankshares, Inc.	489	11,580
Navigators Group, Inc.*	148	11,571
Capital Bank Financial Corp. — Class A*	386	11,568
Park Sterling Corp.	1,597	11,562
Independent Bank Corp.	239	11,558
Community Trust Bancorp, Inc.	330	11,553
First Financial Bankshares, Inc.	340	11,553
Moelis & Co. — Class A	386	11,549
Northwest Bancshares, Inc.	910	11,548
Eagle Bancorp, Inc.*	260	11,544
Kemper Corp.	298	11,539
Urstadt Biddle Properties, Inc. — Class A	604	11,536
First Citizens BancShares, Inc. — Class A	45	11,535
Meridian Bancorp, Inc.*	884	11,527
Encore Capital Group, Inc.*	268	11,527
Tompkins Financial Corp.	213	11,513
CVB Financial Corp.	650	11,512
Columbia Banking System, Inc.	351	11,509
Northfield Bancorp, Inc.	764	11,506
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	573	11,500
Baldwin & Lyons, Inc. — Class B	493	11,497
Gramercy Property Trust, Inc.	470	11,496
Heartland Financial USA, Inc.	305	11,492
Capitol Federal Financial, Inc.	956	11,491
NMI Holdings, Inc. — Class A*	1,435	11,480
Consolidated-Tomoka Land Co.	198	11,470
Heritage Financial Corp.	648	11,470
United Financial Bancorp, Inc.	850	11,467
Kearny Financial Corp.*	1,028	11,462
Dime Community Bancshares, Inc.	674	11,458
LegacyTexas Financial Group, Inc.	377	11,457
RLJ Lodging Trust	384	11,455
Sierra Bancorp	690	11,454
ConnectOne Bancorp, Inc.	536	11,449
Radian Group, Inc.	620	11,445
Cascade Bancorp*	2,217	11,440
MidWestOne Financial Group, Inc.	353	11,434
Bluerock Residential Growth REIT, Inc.	893	11,430
Chatham Lodging Trust	423	11,429
Armada Hoffler Properties, Inc.	1,115	11,429
Silver Bay Realty Trust Corp.	705	11,428
West Bancorporation, Inc.	585	11,425
Independence Holding Co.	873	11,419
Susquehanna Bancshares, Inc.	804	11,417
Great Southern Bancorp, Inc.	275	11,413
Trade Street Residential, Inc.	1,628	11,412
Peapack Gladstone Financial Corp.	514	11,411
QCR Holdings, Inc.	529	11,405
Monogram Residential Trust, Inc.	1,221	11,404
Lakeland Financial Corp.	268	11,401
HCI Group, Inc.	254	11,400
MGIC Investment Corp.*	1,029	11,391
New Residential Investment Corp.	726	11,391
Donegal Group, Inc. — Class A	766	11,390
Park National Corp.	130	11,388
Getty Realty Corp.	685	11,385
EMC Insurance Group, Inc.	472	11,385
CareTrust REIT, Inc.	877	11,383
Brookline Bancorp, Inc.	1,010	11,383
City Holding Co.	236	11,380
Seacoast Banking Corporation of Florida*	761	11,377
Pennsylvania Real Estate Investment Trust	519	11,376
DuPont Fabros Technology, Inc.	377	11,367
International Bancshares Corp.	422	11,364
MainSource Financial Group, Inc.	519	11,361
Waterstone Financial, Inc.	880	11,361
Univest Corporation of Pennsylvania	570	11,360
American Residential Properties, Inc.	614	11,359
1st Source Corp.	334	11,353
First Community Bancshares, Inc.	638	11,350
FBL Financial Group, Inc. — Class A	199	11,345
Independent Bank Group, Inc.	255	11,342
Third Point Reinsurance Ltd.*	763	11,338
Financial Institutions, Inc.	462	11,337
Washington Trust Bancorp, Inc.	285	11,334
GAMCO Investors, Inc. — Class A	165	11,329
Investors Bancorp, Inc.	930	11,327
Cousins Properties, Inc.	1,091	11,325
Oritani Financial Corp.	720	11,311
Global Indemnity plc — Class A*	409	11,309
Pinnacle Financial Partners, Inc.	213	11,308
Rexford Industrial Realty, Inc.	776	11,306
Cathay General Bancorp	352	11,303
UMH Properties, Inc.	1,177	11,299
Old National Bancorp	785	11,296
Banner Corp.	237	11,295
Republic Bancorp, Inc. — Class A	449	11,292
Charter Financial Corp.	930	11,290
Pacific Continental Corp.	850	11,288
Clifton Bancorp, Inc.	830	11,288
MB Financial, Inc.	331	11,287
First Interstate BancSystem, Inc. — Class A	407	11,286
Starwood Waypoint Residential Trust	461	11,285
Stock Yards Bancorp, Inc.	306	11,279
TriState Capital Holdings, Inc.*	893	11,279
Pzena Investment Management, Inc. — Class A	1,083	11,263
Apollo Commercial Real Estate Finance, Inc.	667	11,259
Bank of Marin Bancorp	231	11,243
Horace Mann Educators Corp.	319	11,242
Potlatch Corp.	321	11,238
German American Bancorp, Inc.	386	11,236
Chemical Financial Corp.	341	11,236
Flushing Financial Corp.	541	11,231

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 11.5% (continued)
Washington Federal, Inc.	482	$11,221
Piper Jaffray Cos.*	250	11,213
First Midwest Bancorp, Inc.	597	11,206
First of Long Island Corp.	411	11,196
BancFirst Corp.	176	11,195
WesBanco, Inc.	337	11,195
CIFC Corp.	1,469	11,194
Horizon Bancorp	461	11,184
Simmons First National Corp. — Class A	246	11,181
Farmers Capital Bank Corp.*	437	11,178
Webster Financial Corp.	289	11,173
Primerica, Inc.	247	11,172
Fulton Financial Corp.	862	11,172
Greenhill & Company, Inc.	284	11,170
BancorpSouth, Inc.	442	11,169
Atlas Financial Holdings, Inc.*	605	11,168
OceanFirst Financial Corp.	637	11,167
Diamond Hill Investment Group, Inc.	58	11,164
Access National Corp.	575	11,161
Central Pacific Financial Corp.	479	11,156
Merchants Bancshares, Inc.	353	11,155
CoBiz Financial, Inc.	872	11,153
PennyMac Mortgage Investment Trust	627	11,135
First Busey Corp.	1,748	11,135
OM Asset Management plc	630	11,132
Urban Edge Properties	518	11,121
Peoples Financial Services Corp.	283	11,116
Bank Mutual Corp.	1,529	11,116
Square 1 Financial, Inc. — Class A*	412	11,112
Valley National Bancorp	1,120	11,110
DiamondRock Hospitality Co.	881	11,109
HomeStreet, Inc.*	491	11,102
FNB Corp.	805	11,101
Sandy Spring Bancorp, Inc.	406	11,100
Texas Capital Bancshares, Inc.*	188	11,081
BSB Bancorp, Inc.*	529	11,077
Westamerica Bancorporation	226	11,069
Talmer Bancorp, Inc. — Class A	679	11,068
BBX Capital Corp. — Class A*	693	11,067
Whitestone REIT — Class B	855	11,055
Southwest Bancorp, Inc.	630	11,044
Citizens & Northern Corp.	559	11,035
Walter Investment Management Corp.*	506	11,031
iStar Financial, Inc.*	842	11,029
FNFV Group*	757	11,022
Safety Insurance Group, Inc.	190	11,018
Guaranty Bancorp	687	11,013
Heritage Oaks Bancorp	1,383	11,009
ARMOUR Residential REIT, Inc.	3,876	11,008
Enterprise Bancorp, Inc.	501	11,007
Anworth Mortgage Asset Corp.	2,201	11,005
Umpqua Holdings Corp.	620	10,999
Walker & Dunlop, Inc.*	459	10,993
Gladstone Commercial Corp.	686	10,990
Calamos Asset Management, Inc. — Class A	915	10,989
Southside Bancshares, Inc.	402	10,983
UMB Financial Corp.	200	10,964
Trustmark Corp.	456	10,962
Mercantile Bank Corp.	532	10,959
United Community Financial Corp.	2,122	10,950
Capstead Mortgage Corp.	989	10,948
First Commonwealth Financial Corp.	1,190	10,948
Bridge Bancorp, Inc.	423	10,939
Penns Woods Bancorp, Inc.	254	10,907
Lexington Realty Trust	1,267	10,896
First Business Financial Services, Inc.	249	10,894
Dynex Capital, Inc.	1,478	10,893
Colony Capital, Inc. — Class A	479	10,883
CYS Investments, Inc.	1,402	10,880
Bryn Mawr Bank Corp.	377	10,873
Prosperity Bancshares, Inc.	199	10,863
STAG Industrial, Inc.	553	10,861
New York Mortgage Trust, Inc.	1,449	10,839
Glacier Bancorp, Inc.	385	10,819
CNB Financial Corp.	622	10,810
Federated National Holding Co.	458	10,804
Redwood Trust, Inc.	697	10,804
National Penn Bancshares, Inc.	1,007	10,795
State Bank Financial Corp.	533	10,793
Metro Bancorp, Inc.	441	10,791
Cass Information Systems, Inc.	205	10,783
Boston Private Financial Holdings, Inc.	857	10,781
Stifel Financial Corp.*	196	10,770
Ames National Corp.	444	10,763
First Financial Corp.	324	10,750
Pebblebrook Hotel Trust	264	10,745
Customers Bancorp, Inc.*	427	10,739
Lakeland Bancorp, Inc.	950	10,735
American Capital Mortgage Investment Corp.	665	10,733
Hatteras Financial Corp.	660	10,732
Janus Capital Group, Inc.	655	10,729
CNO Financial Group, Inc.	601	10,722
LaSalle Hotel Properties	322	10,713
Wilshire Bancorp, Inc.	917	10,656
IBERIABANK Corp.	165	10,651
National Storage Affiliates Trust	900	10,647
Select Income REIT	530	10,637
New Senior Investment Group, Inc.	821	10,624
Arlington Asset Investment Corp. — Class A	556	10,620
Alexander & Baldwin, Inc.	281	10,608
Apollo Residential Mortgage, Inc.	732	10,599
Chambers Street Properties	1,428	10,596
Trupanion, Inc.*	1,372	10,592
Forestar Group, Inc.*	827	10,586
Invesco Mortgage Capital, Inc.	734	10,577
Greenlight Capital Re Ltd. — Class A*	380	10,572
National Interstate Corp.	418	10,559
Sunstone Hotel Investors, Inc.	750	10,553
Bank of the Ozarks, Inc.	239	10,545

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 11.5% (continued)
Enova International, Inc.*	583	$10,541
FelCor Lodging Trust, Inc.	1,125	10,530
Cowen Group, Inc. — Class A*	1,856	10,486
Western Asset Mortgage Capital Corp.[1]	755	10,472
Fifth Street Asset Management, Inc.	1,139	10,456
Altisource Residential Corp.	634	10,436
Green Bancorp, Inc.*	763	10,430
Hancock Holding Co.	356	10,402
Nelnet, Inc. — Class A	264	10,399
CatchMark Timber Trust, Inc. — Class A	972	10,381
Hallmark Financial Services, Inc.*	971	10,370
NexPoint Residential Trust, Inc.	798	10,350
Government Properties Income Trust	598	10,327
FRP Holdings, Inc.*	348	10,269
FirstMerit Corp.	547	10,251
Federal Agricultural Mortgage Corp. — Class C	383	10,245
Stonegate Mortgage Corp.*	1,070	10,240
TrustCo Bank Corp. NY	1,636	10,192
Real Industry, Inc.*	887	10,121
Xenia Hotels & Resorts, Inc.	488	10,116
Banc of California, Inc.	831	10,080
Virtus Investment Partners, Inc.	83	10,031
Cohen & Steers, Inc.	323	9,984
Hilltop Holdings, Inc.*	474	9,978
Ladder Capital Corp. — Class A	630	9,897
Citizens, Inc.*,1	1,461	9,891
Peoples Bancorp, Inc.	469	9,868
Resource Capital Corp.	2,726	9,759
Altisource Asset Management Corp.*	73	9,678
Oppenheimer Holdings, Inc. — Class A	420	9,534
KCG Holdings, Inc. — Class A*	892	9,473
RCS Capital Corp. — Class A*,1	1,623	9,462
Ladenburg Thalmann Financial Services, Inc.*	3,096	9,412
RAIT Financial Trust	1,796	9,411
International. FCStone, Inc.*	322	9,390
Investment Technology Group, Inc.	461	9,381
JG Wentworth Co. — Class A*	1,134	9,344
Bancorp, Inc.*	1,112	9,285
Ocwen Financial Corp.*	1,081	9,113
Crawford & Co. — Class B	1,298	8,982
Medley Management, Inc. — Class A	984	8,964
GAIN Capital Holdings, Inc.	1,139	7,950
Ambac Financial Group, Inc.*	488	7,828
Orchid Island Capital, Inc.	896	7,724
First BanCorp*	1,784	7,689
Ashford, Inc.*	127	7,573
World Acceptance Corp.*	137	7,456
MBIA, Inc.*	1,228	7,307
OFG Bancorp	824	6,641
Total Financial		5,273,679
Consumer, Cyclical - 11.2%
Core-Mark Holding Company, Inc.	1,994	126,758
Casey's General Stores, Inc.	1,213	123,987
PetMed Express, Inc.[1]	6,561	110,552
Freshpet, Inc.*,1	5,507	90,976
Green Brick Partners, Inc.*	5,808	70,045
Installed Building Products, Inc.*	1,991	54,094
Beacon Roofing Supply, Inc.*	1,429	50,015
Culp, Inc.	1,625	49,156
Interface, Inc. — Class A	1,888	49,032
Unifi, Inc.*	1,411	43,544
Civeo Corp.	17,956	38,426
Allegiant Travel Co. — Class A	129	27,441
Eros International plc*	763	27,300
Virgin America, Inc.*	775	25,839
Remy International, Inc.	829	24,538
SkyWest, Inc.	1,451	24,029
Wabash National Corp.*	1,741	23,921
Buffalo Wild Wings, Inc.*	118	23,077
Accuride Corp.*	5,657	23,024
Blue Bird Corp.*	1,737	22,772
UniFirst Corp.	200	22,164
Rush Enterprises, Inc. — Class A*	865	22,049
Columbia Sportswear Co.	303	21,677
Herman Miller, Inc.	773	21,675
Bassett Furniture Industries, Inc.	660	21,642
Knoll, Inc.	894	21,635
Douglas Dynamics, Inc.	1,054	21,628
HNI Corp.	434	21,522
Steelcase, Inc. — Class A	1,199	21,402
Titan Machinery, Inc.*	1,519	21,342
American Woodmark Corp.*	323	21,240
Essendant, Inc.	576	21,208
Zoe's Kitchen, Inc.*	472	21,168
Modine Manufacturing Co.*	2,085	21,121
Fiesta Restaurant Group, Inc.*	362	21,043
Superior Uniform Group, Inc.	1,094	21,037
Ethan Allen Interiors, Inc.	696	21,012
G&K Services, Inc. — Class A	319	20,914
Eldorado Resorts, Inc.*	2,469	20,863
Kimball International, Inc. — Class B	1,832	20,738
Wesco Aircraft Holdings, Inc.*	1,437	20,679
Ruby Tuesday, Inc.*	2,815	20,662
Boyd Gaming Corp.*	1,207	20,627
Bojangles', Inc.*	824	20,592
Hawaiian Holdings, Inc.*	946	20,547
Winnebago Industries, Inc.	920	20,543
Guess?, Inc.	932	20,400
Ruth's Hospitality Group, Inc.	1,158	20,300
Chuy's Holdings, Inc.*	710	20,171
Jack in the Box, Inc.	212	20,140
JAKKS Pacific, Inc.*,1	2,038	20,074
Biglari Holdings, Inc.*	46	20,001
Churchill Downs, Inc.	148	19,989
Build-A-Bear Workshop, Inc. — Class A*	1,145	19,980
Container Store Group, Inc.*,1	1,098	19,962
Potbelly Corp.*	1,463	19,955
Dave & Buster's Entertainment, Inc.*	514	19,943

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 11.2% (continued)
Sequential Brands Group, Inc.*	1,123	$19,911
Miller Industries, Inc.	1,137	19,909
Red Robin Gourmet Burgers, Inc.*	217	19,888
Restoration Hardware Holdings, Inc.*	196	19,887
Cherokee, Inc.	708	19,874
Bloomin' Brands, Inc.	853	19,866
Titan International, Inc.	2,122	19,819
Shake Shack, Inc. — Class A*,1	291	19,803
BJ's Restaurants, Inc.*	384	19,799
Dorman Products, Inc.*	375	19,792
Group 1 Automotive, Inc.	204	19,782
PriceSmart, Inc.	204	19,770
AMC Entertainment Holdings, Inc. — Class A	612	19,737
Burlington Stores, Inc.*	358	19,703
Cheesecake Factory, Inc.	341	19,689
Penn National Gaming, Inc.*	1,028	19,614
Strattec Security Corp.	279	19,611
Daktronics, Inc.	1,715	19,603
Texas Roadhouse, Inc. — Class A	497	19,577
Crocs, Inc.*	1,242	19,536
Isle of Capri Casinos, Inc.*	1,071	19,535
Marcus Corp.	930	19,493
Mobile Mini, Inc.	524	19,456
DineEquity, Inc.	187	19,450
NACCO Industries, Inc. — Class A	382	19,394
Steiner Leisure Ltd.*	336	19,387
ScanSource, Inc.*	508	19,218
Carrols Restaurant Group, Inc.*	1,737	19,142
Cracker Barrel Old Country Store, Inc.	126	19,138
HSN, Inc.	260	19,113
Cooper-Standard Holding, Inc.*	297	19,097
Finish Line, Inc. — Class A	694	19,077
Boot Barn Holdings, Inc.*	603	19,055
Jamba, Inc.*	1,169	19,043
Lithia Motors, Inc. — Class A	159	19,031
G-III Apparel Group Ltd.*	262	18,924
Denny's Corp.*	1,609	18,922
Papa John's International, Inc.	250	18,890
H&E Equipment Services, Inc.	1,052	18,873
Pinnacle Entertainment, Inc.*	490	18,865
Mattress Firm Holding Corp.*	305	18,864
Popeyes Louisiana Kitchen, Inc.*	310	18,811
Standard Pacific Corp.*	2,090	18,789
Universal Electronics, Inc.*	362	18,766
Vail Resorts, Inc.	171	18,757
Express, Inc.*	985	18,754
New Home Company, Inc.*	1,103	18,718
Meritor, Inc.*	1,329	18,712
Caleres, Inc.	565	18,668
M/I Homes, Inc.*	744	18,660
iRobot Corp.*	606	18,659
Pep Boys-Manny Moe & Jack*	1,574	18,652
Winmark Corp.	184	18,650
LGI Homes, Inc.*	954	18,641
Steven Madden Ltd.*	447	18,631
American Eagle Outfitters, Inc.	1,047	18,584
Noodles & Co.*	1,200	18,576
Wolverine World Wide, Inc.	633	18,560
Kirkland's, Inc.	680	18,550
Pool Corp.	263	18,520
Commercial Vehicle Group, Inc.*	3,116	18,416
Sportsman's Warehouse Holdings, Inc.*	1,575	18,412
Haverty Furniture Companies, Inc.	830	18,409
Metaldyne Performance Group, Inc.	982	18,403
WCI Communities, Inc.*	729	18,400
Perry Ellis International, Inc.*	761	18,332
Meritage Homes Corp.*	406	18,311
MDC Holdings, Inc.	613	18,304
Ryland Group, Inc.	402	18,279
Barnes & Noble, Inc.*	695	18,272
Shoe Carnival, Inc.	645	18,260
Black Diamond, Inc.*	1,920	18,231
Bob Evans Farms, Inc.	364	18,171
Cato Corp. — Class A	470	18,053
Hooker Furniture Corp.	723	18,039
DTS, Inc.*	633	18,034
Sonic Corp.	606	18,010
Genesco, Inc.*	278	17,984
Cavco Industries, Inc.*	246	17,978
Callaway Golf Co.	1,954	17,899
Sonic Automotive, Inc. — Class A	768	17,887
Beazer Homes USA, Inc.*	932	17,876
Rentrak Corp.*	261	17,871
Stage Stores, Inc.	1,015	17,864
Tile Shop Holdings, Inc.*	1,250	17,850
KB Home	1,116	17,834
Party City Holdco, Inc.*	864	17,815
Destination XL Group, Inc.*	3,640	17,800
ClubCorp Holdings, Inc.	763	17,793
Deckers Outdoor Corp.*	244	17,783
Lifetime Brands, Inc.	1,222	17,768
Empire Resorts, Inc.*,1	3,557	17,749
Asbury Automotive Group, Inc.*	201	17,748
Marine Products Corp.	2,840	17,693
Flexsteel Industries, Inc.	443	17,685
Fox Factory Holding Corp.*	1,112	17,659
Oxford Industries, Inc.	210	17,625
TRI Pointe Group, Inc.*	1,190	17,612
Belmond Ltd. — Class A*	1,453	17,596
Hibbett Sports, Inc.*	386	17,582
Pier 1 Imports, Inc.	1,487	17,561
Marriott Vacations Worldwide Corp.	210	17,556
PC Connection, Inc.	791	17,552
La-Z-Boy, Inc.	691	17,551
Standard Motor Products, Inc.	479	17,517
National CineMedia, Inc.	1,130	17,515
Century Communities, Inc.*	867	17,513
Vitamin Shoppe, Inc.*	476	17,498
ANN, Inc.*	382	17,477
Weyco Group, Inc.	605	17,460
Federal-Mogul Holdings Corp.*	1,556	17,427
Buckle, Inc.	394	17,427
William Lyon Homes — Class A*	729	17,394
Kona Grill, Inc.*	913	17,384

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 11.2% (continued)
Bravo Brio Restaurant Group, Inc.*	1,338	$17,381
Vera Bradley, Inc.*	1,597	17,343
Speedway Motorsports, Inc.	827	17,326
Motorcar Parts of America, Inc.*	584	17,304
TiVo, Inc.*	1,735	17,281
Diamond Resorts International, Inc.*	551	17,268
Cooper Tire & Rubber Co.	524	17,255
Zumiez, Inc.*	660	17,226
Nautilus, Inc.*	815	17,221
Papa Murphy's Holdings, Inc.*	892	17,216
Citi Trends, Inc.*	723	17,215
Caesars Acquisition Co. — Class A*	2,644	17,212
Tower International, Inc.*	658	17,194
Tilly's, Inc. — Class A*	1,899	17,186
Krispy Kreme Doughnuts, Inc.*	920	17,149
Taylor Morrison Home Corp. — Class A*	889	17,113
Big Lots, Inc.	396	17,099
Stein Mart, Inc.	1,673	17,048
Scientific Games Corp. — Class A*,1	1,125	16,988
Navistar International Corp.*	967	16,961
Five Below, Inc.*	460	16,960
La Quinta Holdings, Inc.*	797	16,912
VOXX International Corp. — Class A*	2,104	16,832
International Speedway Corp. — Class A	491	16,827
Fred's, Inc. — Class A	932	16,813
El Pollo Loco Holdings, Inc.*	892	16,761
America's Car-Mart, Inc.*	362	16,746
Libbey, Inc.	450	16,745
Skullcandy, Inc.*	2,288	16,725
Men's Wearhouse, Inc.	280	16,666
Lumber Liquidators Holdings, Inc.*,1	859	16,579
Interval Leisure Group, Inc.	776	16,544
Francesca's Holdings Corp.*	1,356	16,489
American Axle & Manufacturing Holdings, Inc.*	824	16,464
Carmike Cinemas, Inc.*	657	16,458
Reading International, Inc. — Class A*	1,397	16,457
Malibu Boats, Inc. — Class A*	852	16,452
Superior Industries International, Inc.	971	16,429
Movado Group, Inc.	648	16,414
SeaWorld Entertainment, Inc.	946	16,404
Children's Place, Inc.	283	16,386
Regis Corp.*	1,120	16,386
Chico's FAS, Inc.	1,076	16,377
Liberty TripAdvisor Holdings, Inc. — Class A*	559	16,373
Gentherm, Inc.*	325	16,357
DreamWorks Animation SKG, Inc. — Class A*	675	16,274
Johnson Outdoors, Inc. — Class A	771	16,268
bebe stores, Inc.	8,749	16,098
Del Frisco's Restaurant Group, Inc.*	1,008	16,078
Performance Sports Group Ltd.*	979	16,075
West Marine, Inc.*	1,769	16,063
Escalade, Inc.	929	16,035
Abercrombie & Fitch Co. — Class A	796	15,992
Morgans Hotel Group Co.*	2,654	15,924
Select Comfort Corp.*	611	15,910
Monarch Casino & Resort, Inc.*	847	15,763
Dana Holding Corp.	848	15,739
Outerwall, Inc.[1]	222	15,722
Habit Restaurants, Inc. — Class A*	528	15,687
Systemax, Inc.*	2,277	15,529
Conn's, Inc.*	444	15,327
Intrawest Resorts Holdings, Inc.*	1,527	15,224
Arctic Cat, Inc.	532	15,221
Tenneco, Inc.*	304	15,142
Caesars Entertainment Corp.*	2,866	14,932
Iconix Brand Group, Inc.*	683	14,842
Christopher & Banks Corp.*	4,485	14,487
Big 5 Sporting Goods Corp.	1,273	14,016
Vince Holding Corp.*	1,427	13,999
Hovnanian Enterprises, Inc. — Class A*,1	6,842	13,821
MarineMax, Inc.*	763	13,780
Ascena Retail Group, Inc.*	1,065	13,334
Flex Pharma, Inc.*	817	12,737
Tuesday Morning Corp.*	1,332	12,494
Cash America International, Inc.	422	11,702
Republic Airways Holdings, Inc.*	2,243	11,305
AV Homes, Inc.*	765	11,299
Quiksilver, Inc.*,1	23,925	10,972
EZCORP, Inc. — Class A*	1,421	10,075
First Cash Financial Services, Inc.*	246	10,005
Horizon Global Corp.*	299	3,743
Total Consumer, Cyclical		5,182,241
Communications - 9.9%
Vonage Holdings Corp.*	17,565	112,241
General Communication, Inc. — Class A*	5,145	94,669
Boingo Wireless, Inc.*	9,675	94,138
Premiere Global Services, Inc.*	8,251	89,029
Shenandoah Telecommunications Co.	2,542	87,394
j2 Global, Inc.	1,233	86,803
Atlantic Tele-Network, Inc.	1,219	86,232
Inteliquent, Inc.	4,709	85,704
Cincinnati Bell, Inc.*	21,260	83,127
Spok Holdings, Inc.	4,926	82,412
West Corp.	2,837	81,847
Cogent Communications Holdings, Inc.	2,537	80,651
8x8, Inc.*	9,208	80,202
Consolidated Communications Holdings, Inc.	4,003	79,780
IDT Corp. — Class B	4,674	79,551
Hawaiian Telcom Holdco, Inc.*	3,148	78,385
Intelsat S.A.*,1	8,158	77,583
Lumos Networks Corp.	5,501	76,794
Globalstar, Inc.*,1	35,981	74,481
FairPoint Communications, Inc.*	4,471	74,308

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications - 9.9% (continued)
ORBCOMM, Inc.*	11,769	$72,497
Gogo, Inc.*,1	3,887	70,860
Straight Path Communications, Inc. — Class B*,1	2,773	65,360
Iridium Communications, Inc.*	8,756	64,970
Windstream Holdings, Inc.[1]	11,467	55,615
RigNet, Inc.*	2,026	52,534
Etsy, Inc.*,1	1,293	26,945
Clearfield, Inc.*,1	1,268	24,954
Wix.com Ltd.*	819	22,932
LogMeIn, Inc.*	300	22,073
Web.com Group, Inc.*	881	21,928
Ruckus Wireless, Inc.*	1,776	21,897
Infinera Corp.*	910	21,785
NETGEAR, Inc.*	650	21,769
World Wrestling Entertainment, Inc. — Class A1	1,110	21,722
Reis, Inc.	888	21,720
VirnetX Holding Corp.*,1	4,686	21,696
NeuStar, Inc. — Class A*,1	696	21,486
comScore, Inc.*	362	21,176
Rubicon Project, Inc.*	1,203	20,968
Aerohive Networks, Inc.*	2,696	20,894
MaxPoint Interactive, Inc.*	2,327	20,640
RingCentral, Inc. — Class A*	1,046	20,606
TeleCommunication Systems, Inc. — Class A*	5,611	20,592
Preformed Line Products Co.	597	20,573
Q2 Holdings, Inc.*	755	20,528
EarthLink Holdings Corp.	2,795	20,515
Cyan, Inc.*	3,573	20,366
Comverse, Inc.*	1,001	20,290
Hemisphere Media Group, Inc.*,1	1,458	20,193
Ciena Corp.*	793	20,181
Anixter International, Inc.*	304	20,128
Calix, Inc.*	2,387	20,122
Gray Television, Inc.*	1,191	20,116
Plantronics, Inc.	346	20,096
DHI Group, Inc.*	2,520	20,084
Ixia*	1,516	20,011
Marketo, Inc.*	658	20,010
Central European Media Enterprises Ltd. — Class A*	8,323	19,975
NIC, Inc.	1,105	19,934
Internap Corp.*	2,162	19,912
Alliance Fiber Optic Products, Inc.	989	19,849
Sonus Networks, Inc.*	2,459	19,844
ADTRAN, Inc.	1,198	19,767
Saga Communications, Inc. — Class A	486	19,682
Liquidity Services, Inc.*	2,186	19,630
ViaSat, Inc.*	316	19,592
GTT Communications, Inc.*	841	19,536
Loral Space & Communications, Inc.*	308	19,512
ShoreTel, Inc.*	2,736	19,398
ePlus, Inc.*	252	19,381
Chegg, Inc.*	2,330	19,362
Blue Nile, Inc.*	610	19,349
Polycom, Inc.*	1,699	19,335
Textura Corp.*	665	19,285
Ubiquiti Networks, Inc.	595	19,171
Millennial Media, Inc.*	11,130	19,143
Sizmek, Inc.*	2,457	19,066
Comtech Telecommunications Corp.	660	19,015
Endurance International Group Holdings, Inc.*	932	18,836
Lionbridge Technologies, Inc.*	3,200	18,816
Box, Inc. — Class A*,1	1,150	18,780
Sinclair Broadcast Group, Inc. — Class A	647	18,776
TechTarget, Inc.*	2,159	18,697
Connecture, Inc.*	1,982	18,690
A10 Networks, Inc.*	2,866	18,658
ModusLink Global Solutions, Inc.*	5,740	18,655
Nexstar Broadcasting Group, Inc. — Class A	324	18,585
InterDigital, Inc.	340	18,384
FTD Companies, Inc.*	631	18,381
Martha Stewart Living Omnimedia, Inc. — Class A*	3,026	18,368
Wayfair, Inc. — Class A*	492	18,357
Zix Corp.*	3,755	18,324
Houghton Mifflin Harcourt Co.*	701	18,317
Orbitz Worldwide, Inc.*	1,615	18,217
Overstock.com, Inc.*	858	18,155
KVH Industries, Inc.*	1,474	18,101
NeoPhotonics Corp.*	2,038	18,057
GrubHub, Inc.*	569	18,043
Intralinks Holdings, Inc.*	1,588	18,040
Daily Journal Corp.*	88	18,022
Crown Media Holdings, Inc. — Class A*	4,027	18,001
Bazaarvoice, Inc.*	3,183	17,952
United Online, Inc.*	1,291	17,945
CalAmp Corp.*	1,046	17,897
Limelight Networks, Inc.*	4,732	17,840
HC2 Holdings, Inc.*	2,287	17,839
Oclaro, Inc.*,1	7,726	17,770
Rocket Fuel, Inc.*	2,330	17,755
Townsquare Media, Inc. — Class A*	1,361	17,693
Finisar Corp.*	1,016	17,689
1-800-Flowers.com, Inc. — Class A*	1,770	17,612
Scholastic Corp.	408	17,581
Global Eagle Entertainment, Inc.*	1,415	17,574
Blucora, Inc.*	1,238	17,542
Time, Inc.	784	17,499
Journal Media Group, Inc.	2,152	17,410
Lands' End, Inc.*	731	17,237
HealthStream, Inc.*	610	17,117
zulily, Inc. — Class A*	1,295	17,107
Stamps.com, Inc.*	249	17,081
New York Times Co. — Class A	1,289	17,041
Entravision Communications Corp. — Class A	2,219	17,020
Zendesk, Inc.*	824	16,999
Infoblox, Inc.*	723	16,991
XO Group, Inc.*	1,143	16,951
QuinStreet, Inc.*	2,912	16,948

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications - 9.9% (continued)
Media General, Inc.*	1,066	$16,917
Yodlee, Inc.*	1,346	16,906
Tribune Publishing Co.	1,135	16,900
EW Scripps Co. — Class A	764	16,785
Meredith Corp.	350	16,772
Shutterfly, Inc.*	386	16,695
Bankrate, Inc.*	1,830	16,690
Entercom Communications Corp. — Class A*	1,581	16,648
Harmonic, Inc.*	2,764	16,612
Marchex, Inc. — Class B	3,588	16,505
Telenav, Inc.*	2,351	16,457
New Media Investment Group, Inc.	966	16,432
Extreme Networks, Inc.*	7,068	16,398
Perficient, Inc.*	1,010	16,392
TubeMogul, Inc.*	1,152	16,278
RetailMeNot, Inc.*	1,074	16,271
ChannelAdvisor Corp.*	1,586	16,003
Shutterstock, Inc.*	299	15,976
MDC Partners, Inc. — Class A	894	15,761
WebMD Health Corp. — Class A*	359	15,645
Marin Software, Inc.*	2,786	15,574
RealNetworks, Inc.*	3,321	15,542
Gigamon, Inc.*	578	15,537
Coupons.com, Inc.*,1	1,571	15,286
Travelzoo, Inc.*	1,705	15,243
Black Box Corp.	936	14,658
Angie's List, Inc.*	2,920	14,600
DigitalGlobe, Inc.*	686	14,529
Novatel Wireless, Inc.*	5,690	14,054
Harte-Hanks, Inc.	2,939	13,784
Pacific DataVision, Inc.*	471	13,772
Cumulus Media, Inc. — Class A*	8,290	13,679
Corindus Vascular Robotics, Inc.*	3,704	13,446
EVINE Live, Inc.*	6,059	13,269
VASCO Data Security International, Inc.*,1	593	12,091
Safeguard Scientifics, Inc.*	594	10,906
TrueCar, Inc.*	1,553	10,126
Total Communications		4,580,390
Energy - 8.2%
Flotek Industries, Inc.*	5,531	94,691
Vivint Solar, Inc.*,1	4,560	69,585
Pattern Energy Group, Inc.	2,844	69,479
Isramco, Inc.*	462	63,345
Matrix Service Co.*	3,228	62,558
Western Refining, Inc.	1,405	62,044
Alon USA Energy, Inc.	3,317	61,730
Delek US Holdings, Inc.	1,692	60,354
Newpark Resources, Inc.*	8,093	58,512
Trecora Resources*	4,068	56,789
Natural Gas Services Group, Inc.*	2,776	55,854
SEACOR Holdings, Inc.*	869	54,895
FuelCell Energy, Inc.*,1	64,975	54,696
SemGroup Corp. — Class A	762	54,170
Panhandle Oil and Gas, Inc. — Class A	2,996	53,389
SunCoke Energy, Inc.	4,318	53,068
Independence Contract Drilling, Inc.*	7,115	52,224
Renewable Energy Group, Inc.*	5,114	52,163
RSP Permian, Inc.*	2,093	51,907
Matador Resources Co.*	2,353	51,836
Halcon Resources Corp.*,1	47,074	51,781
PDC Energy, Inc.*	1,096	51,457
REX American Resources Corp.*	996	51,433
Clean Energy Fuels Corp.*,1	8,907	51,304
Par Petroleum Corp.*	2,841	51,166
Tesco Corp.	5,291	50,794
Basic Energy Services, Inc.*	8,222	49,661
Parsley Energy, Inc. — Class A*	3,377	48,831
Callon Petroleum Co.*	7,404	48,422
Synergy Resources Corp.*	4,931	47,979
Oil States International, Inc.*	1,584	47,694
McDermott International, Inc.*	10,821	47,612
TETRA Technologies, Inc.*	9,934	47,286
Jones Energy, Inc. — Class A*	6,704	47,196
Evolution Petroleum Corp.	8,934	46,635
Atwood Oceanics, Inc.	2,242	46,634
Geospace Technologies Corp.*	2,672	46,599
Parker Drilling Co.*	18,024	45,781
Exterran Holdings, Inc.	1,833	45,440
Green Plains, Inc.	2,008	45,080
Carrizo Oil & Gas, Inc.*	1,177	44,879
CARBO Ceramics, Inc.	1,364	44,807
Pacific Ethanol, Inc.*	5,995	44,243
C&J Energy Services Ltd.*	4,540	43,811
Contango Oil & Gas Co.*	4,743	43,541
Triangle Petroleum Corp.*,1	11,677	43,322
Forum Energy Technologies, Inc.*	2,823	43,135
Westmoreland Coal Co.*	2,735	42,639
Cloud Peak Energy, Inc.*	13,390	42,580
Eclipse Resources Corp.*,1	10,894	41,942
Solazyme, Inc.*,1	17,862	41,797
Sanchez Energy Corp.*,1	5,665	41,524
W&T Offshore, Inc.[1]	10,987	41,421
Enphase Energy, Inc.*	7,005	41,400
Fairmount Santrol Holdings, Inc.*	6,915	41,352
Unit Corp.*	2,092	41,275
ION Geophysical Corp.*	51,777	40,899
Northern Oil and Gas, Inc.*,1	8,580	40,841
Bill Barrett Corp.*	7,177	40,765
FutureFuel Corp.	3,494	39,971
MRC Global, Inc.*	2,923	37,561
Helix Energy Solutions Group, Inc.*	4,472	37,431
TransAtlantic Petroleum Ltd.*	11,334	37,176
Abraxas Petroleum Corp.*	19,676	36,991
Oasis Petroleum, Inc.*	3,811	36,700
Clayton Williams Energy, Inc.*	904	36,413
Approach Resources, Inc.*,1	9,183	35,722
Pioneer Energy Services Corp.*	9,605	35,154
Ultra Petroleum Corp.*,1	4,467	34,753
Energy XXI Ltd.[1]	19,350	34,250
Magnum Hunter Resources Corp.*,1	35,507	34,073
Seventy Seven Energy, Inc.*	10,422	32,517
Gastar Exploration, Inc.*	19,105	32,479
Key Energy Services, Inc.*	33,744	30,710

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy - 8.2% (continued)
SandRidge Energy, Inc.*	57,381	$29,666
Peabody Energy Corp.[1]	22,762	27,314
Rex Energy Corp.*,1	11,975	26,824
EXCO Resources, Inc.[1]	44,619	25,843
Stone Energy Corp.*	4,446	25,742
Bonanza Creek Energy, Inc.*	3,013	23,532
Thermon Group Holdings, Inc.*	973	23,478
Plug Power, Inc.*,1	8,740	22,637
Primoris Services Corp.	1,150	20,873
Bristow Group, Inc.	431	19,417
Penn Virginia Corp.*,1	13,907	18,635
PHI, Inc.*	661	18,330
Gulfmark Offshore, Inc. — Class A1	1,911	18,002
Total Energy		3,800,441
Technology - 7.2%
inContact, Inc.*	8,221	76,290
Cabot Microelectronics Corp.*	978	44,342
InnerWorkings, Inc.*	3,352	25,140
ExlService Holdings, Inc.*	642	24,889
MAXIMUS, Inc.	348	23,736
MicroStrategy, Inc. — Class A*	114	23,238
Ambarella, Inc.*	199	23,057
Ultra Clean Holdings, Inc.*	3,017	22,868
Luxoft Holding, Inc.*	363	22,782
Take-Two Interactive Software, Inc.*	721	22,769
Pegasystems, Inc.	840	22,756
Electronics for Imaging, Inc.*	497	22,713
Guidewire Software, Inc.*	379	22,379
TeleTech Holdings, Inc.	821	22,274
Sykes Enterprises, Inc.*	912	22,235
Convergys Corp.	883	22,172
Guidance Software, Inc.*	2,187	22,023
Immersion Corp.*	1,587	21,774
Tyler Technologies, Inc.*	156	21,767
Digimarc Corp.*	544	21,619
Qlik Technologies, Inc.*	534	21,606
HubSpot, Inc.*	398	21,471
Sapiens International Corporation N.V.	1,998	21,439
Manhattan Associates, Inc.*	330	21,391
Envestnet, Inc.*	470	21,286
Vocera Communications, Inc.*	1,715	21,266
MTS Systems Corp.	329	21,256
Blackbaud, Inc.	347	21,223
Demandware, Inc.*	280	21,156
Workiva, Inc.*	1,446	21,097
NetScout Systems, Inc.*	524	20,897
Progress Software Corp.*	704	20,895
Globant S.A.*	656	20,861
New Relic, Inc.*	599	20,845
SPS Commerce, Inc.*	288	20,779
Digi International, Inc.*	2,037	20,614
Callidus Software, Inc.*	1,235	20,501
FleetMatics Group plc*	428	20,488
Cornerstone OnDemand, Inc.*	564	20,338
Cvent, Inc.*	753	20,271
Micrel, Inc.	1,448	20,200
EPAM Systems, Inc.*	272	20,158
AVG Technologies N.V.*	701	20,147
Carbonite, Inc.*	1,686	20,131
Entegris, Inc.*	1,356	20,089
Science Applications International Corp.	374	20,076
Dealertrack Technologies, Inc.*	322	19,987
Mentor Graphics Corp.	765	19,959
ManTech International Corp. — Class A	669	19,943
EMCORE Corp.*	3,221	19,938
PROS Holdings, Inc.*	908	19,858
QAD, Inc. — Class A	743	19,831
Monotype Imaging Holdings, Inc.	788	19,645
Imperva, Inc.*	299	19,644
Park City Group, Inc.*,1	1,498	19,639
Axcelis Technologies, Inc.*	6,655	19,632
CSG Systems International, Inc.	631	19,624
Merge Healthcare, Inc.*	3,567	19,583
Synchronoss Technologies, Inc.*	409	19,550
Actua Corp.*	1,327	19,547
Proofpoint, Inc.*	302	19,539
2U, Inc.*	606	19,447
Virtusa Corp.*	403	19,320
Epiq Systems, Inc.	1,167	19,314
Aspen Technology, Inc.*	434	19,261
CACI International, Inc. — Class A*	234	19,218
Monolithic Power Systems, Inc.	370	19,132
Bottomline Technologies de, Inc.*	696	19,112
RealPage, Inc.*	995	19,104
BroadSoft, Inc.*	546	19,066
Mercury Systems, Inc.*	1,341	18,895
LivePerson, Inc.*	1,966	18,893
Integrated Silicon Solution, Inc.	861	18,881
Imation Corp.*	4,590	18,819
Verint Systems, Inc.*	323	18,805
Press Ganey Holdings, Inc.*	600	18,787
Cascade Microtech, Inc.*	1,253	18,682
ACI Worldwide, Inc.*	789	18,676
Cavium, Inc.*	275	18,645
Acxiom Corp.*	1,040	18,626
Syntel, Inc.*	426	18,612
Diebold, Inc.	543	18,489
OmniVision Technologies, Inc.*	757	18,486
Model N, Inc.*	1,622	18,426
American Software, Inc. — Class A	1,998	18,422
Cirrus Logic, Inc.*	558	18,419
Ebix, Inc.	593	18,377
Dot Hill Systems Corp.*	2,894	18,290
MKS Instruments, Inc.	515	18,283
Interactive Intelligence Group, Inc.*	439	18,201
Microsemi Corp.*	552	18,183
CEVA, Inc.*	968	18,131
Seachange International, Inc.*	2,631	18,128
Nimble Storage, Inc.*,1	656	18,119
Engility Holdings, Inc.	826	18,098
SYNNEX Corp.	239	18,076
Everyday Health, Inc.*	1,520	18,042
Rudolph Technologies, Inc.*	1,597	17,918
RealD, Inc.*	1,425	17,884
Glu Mobile, Inc.*	3,040	17,830
MobileIron, Inc.*	3,111	17,795

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 7.2% (continued)
Rambus, Inc.*	1,353	$17,710
Tessera Technologies, Inc.	510	17,677
Violin Memory, Inc.*	7,484	17,662
Ciber, Inc.*	5,329	17,639
Nanometrics, Inc.*	1,289	17,634
Alpha & Omega Semiconductor Ltd.*	2,245	17,623
Diodes, Inc.*	794	17,619
Inphi Corp.*	772	17,548
Brooks Automation, Inc.	1,661	17,524
Hortonworks, Inc.*	722	17,516
Agilysys, Inc.*	2,066	17,499
ExOne Co.*,1	1,802	17,426
Synaptics, Inc.*	217	17,225
Tangoe, Inc.*	1,547	17,048
MaxLinear, Inc. — Class A*	1,566	17,038
Varonis Systems, Inc.*	817	16,985
Paycom Software, Inc.*	530	16,960
Sigma Designs, Inc.*	1,634	16,945
Ultratech, Inc.*	1,060	16,875
CommVault Systems, Inc.*	450	16,862
Jive Software, Inc.*	3,572	16,860
MedAssets, Inc.*	721	16,799
Veeco Instruments, Inc.*	649	16,796
Insight Enterprises, Inc.*	619	16,707
PDF Solutions, Inc.*	1,189	16,658
Pericom Semiconductor Corp.	1,385	16,578
Integrated Device Technology, Inc.*	863	16,492
Intersil Corp. — Class A	1,477	16,439
Benefitfocus, Inc.*	441	16,423
OPOWER, Inc.*	1,634	16,422
Applied Micro Circuits Corp.*	2,641	16,401
Photronics, Inc.*	1,987	16,393
Kopin Corp.*	5,490	16,360
Semtech Corp.*	930	16,359
Power Integrations, Inc.	422	16,357
Five9, Inc.*	3,470	16,344
InvenSense, Inc. — Class A*,1	1,244	16,296
Mattson Technology, Inc.*	5,686	16,262
Avid Technology, Inc.*	1,323	16,220
Fairchild Semiconductor International, Inc. — Class A*	1,077	16,220
DSP Group, Inc.*	1,857	16,212
Amber Road, Inc.*	2,744	16,190
Cray, Inc.*	624	16,187
Xcerra Corp.*	2,574	16,178
Super Micro Computer, Inc.*	604	16,109
Constant Contact, Inc.*	620	16,021
M/A-COM Technology Solutions Holdings, Inc.*	475	16,012
Silicon Laboratories, Inc.*	353	15,881
Qualys, Inc.*	428	15,819
Stratasys Ltd.*	514	15,795
Silver Spring Networks, Inc.*	1,395	15,624
Lattice Semiconductor Corp.*	3,169	15,591
Silicon Graphics International Corp.*	3,024	15,453
FormFactor, Inc.*	2,123	15,349
Omnicell, Inc.*	419	15,302
Medidata Solutions, Inc.*	284	15,279
Unisys Corp.*	955	15,156
SciQuest, Inc.*	1,267	15,065
Digital Turbine, Inc.*,1	6,185	15,030
Exar Corp.*	1,901	14,961
Datalink Corp.*	2,202	14,930
Brightcove, Inc.*	2,727	14,917
PMC-Sierra, Inc.*	2,185	14,880
Cohu, Inc.	1,498	14,845
Advanced Micro Devices, Inc.*,1	7,685	14,832
Eastman Kodak Co.*	1,057	14,407
Apigee Corp.*	1,780	14,329
Computer Programs & Systems, Inc.	296	13,844
KEYW Holding Corp.*,1	1,698	13,805
Amkor Technology, Inc.*	3,129	13,799
Castlight Health, Inc. — Class B*	1,874	13,455
Barracuda Networks, Inc.*	472	12,952
IXYS Corp.	1,232	12,887
Rovi Corp.*	1,136	12,485
Quality Systems, Inc.	959	12,227
QLogic Corp.*	1,302	11,549
Fair Isaac Corp.	126	11,427
Quantum Corp.*	10,718	11,361
Total Technology		3,342,661
Utilities - 6.9%
IDACORP, Inc.	1,527	94,843
NorthWestern Corp.	1,736	93,466
Portland General Electric Co.	2,580	92,906
Unitil Corp.	2,613	92,892
Avista Corp.	2,769	91,432
Southwest Gas Corp.	1,621	91,327
ONE Gas, Inc.	2,027	91,276
Piedmont Natural Gas Company, Inc.	2,383	90,578
PNM Resources, Inc.	3,429	90,457
Ormat Technologies, Inc.	2,217	90,188
El Paso Electric Co.	2,473	90,091
Empire District Electric Co.	3,889	89,486
Laclede Group, Inc.	1,641	88,795
American States Water Co.	2,294	88,434
New Jersey Resources Corp.	3,037	87,769
MGE Energy, Inc.	2,200	87,296
Cleco Corp.	1,593	86,707
Artesian Resources Corp. — Class A	4,017	86,647
WGL Holdings, Inc.	1,548	86,533
UIL Holdings Corp.	1,805	86,531
Northwest Natural Gas Co.	1,997	86,450
Connecticut Water Service, Inc.	2,535	86,291
Middlesex Water Co.	3,794	86,276
ALLETE, Inc.	1,785	86,198
York Water Co.	3,904	83,311
Otter Tail Corp.	3,175	82,296
SJW Corp.	2,753	82,177
Chesapeake Utilities Corp.	1,598	82,169
South Jersey Industries, Inc.	3,388	82,125
Consolidated Water Company Ltd.	6,781	82,050
Black Hills Corp.	1,933	80,529

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Utilities - 6.9% (continued)
California Water Service Group	3,686	$79,360
NRG Yield, Inc. — Class A	3,823	75,351
Dynegy, Inc.*	2,629	68,485
Atlantic Power Corp.	27,100	67,479
Abengoa Yield plc	2,452	62,232
Ameresco, Inc. — Class A*	8,340	57,546
EnerNOC, Inc.*	5,851	48,154
PICO Holdings, Inc.*	743	9,161
Total Utilities		3,185,294
Basic Materials - 5.1%
Orchids Paper Products Co.	4,764	120,244
Quaker Chemical Corp.	528	48,945
Clearwater Paper Corp.*	803	47,257
Neenah Paper, Inc.	773	46,828
OM Group, Inc.	1,378	46,686
Kaiser Aluminum Corp.	550	46,447
Schweitzer-Mauduit International, Inc.	1,163	46,171
Sensient Technologies Corp.	669	45,752
Deltic Timber Corp.	699	45,365
Worthington Industries, Inc.	1,654	44,758
Innophos Holdings, Inc.	863	44,426
Minerals Technologies, Inc.	686	44,418
Veritiv Corp.*	1,184	44,116
HB Fuller Co.	1,098	43,985
Innospec, Inc.	1,016	43,942
Aceto Corp.	1,846	43,252
Commercial Metals Co.	2,788	42,963
PH Glatfelter Co.	2,101	42,881
Landec Corp.*	3,205	42,787
United States Lime & Minerals, Inc.	787	42,498
Stepan Co.	864	42,345
American Vanguard Corp.	3,299	42,293
Chemtura Corp.*	1,539	42,215
Ring Energy, Inc.*	5,149	42,067
Balchem Corp.	736	41,709
Rayonier Advanced Materials, Inc.	2,930	41,167
Carpenter Technology Corp.	1,093	41,031
Hawkins, Inc.	1,122	40,931
PolyOne Corp.	1,177	40,336
Calgon Carbon Corp.	2,253	39,856
Oil-Dri Corporation of America	1,514	39,758
Olin Corp.	1,713	39,382
Globe Specialty Metals, Inc.	2,515	38,832
Kraton Performance Polymers, Inc.*	1,877	38,516
Ferro Corp.*	2,766	38,420
Schnitzer Steel Industries, Inc. — Class A	2,434	38,238
KMG Chemicals, Inc.	1,751	38,224
A. Schulman, Inc.	1,022	38,049
Koppers Holdings, Inc.	1,865	37,860
Kronos Worldwide, Inc.	3,843	37,815
Materion Corp.	1,234	37,760
OMNOVA Solutions, Inc.*	5,763	37,287
Century Aluminum Co.*	3,958	36,889
Intrepid Potash, Inc.*	4,236	36,175
Axiall Corp.	1,223	35,993
Stillwater Mining Co.*	3,757	35,767
Ryerson Holding Corp.*	5,176	35,042
US Silica Holdings, Inc.	1,538	34,636
Hecla Mining Co.	16,341	34,316
Uranium Energy Corp.*	25,124	33,666
Horsehead Holding Corp.*	3,750	31,050
AK Steel Holding Corp.*,1	10,454	30,839
Valhi, Inc.	6,929	30,834
Tronox Ltd. — Class A	2,808	30,832
Rentech, Inc.*	40,060	30,498
Coeur Mining, Inc.*	8,106	28,614
Cliffs Natural Resources, Inc.[1]	9,605	24,205
Total Basic Materials		2,337,168
Diversified - 0.1%
HRG Group, Inc.*	898	12,796
National Bank Holdings Corp. — Class A	548	11,859
Resource America, Inc. — Class A	1,361	10,997
Tiptree Financial, Inc. — Class A	1,654	9,742
Total Diversified		45,394
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	358	9,852
Total Common Stocks
(Cost $45,811,958)		45,888,848
RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15*	3,402	8,573
Total Rights
(Cost $8,301)		8,573
SHORT TERM INVESTMENTS† - 0.5%
Federated U.S. Treasury Cash Reserve Fund 0.00%	231,084	231,084
Total Short Term Investments
(Cost $231,084)		231,084

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 6.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$1,325,206	1,325,206
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	975,352	975,352
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	826,929	826,929
Total Securities Lending Collateral
(Cost $3,127,487)		3,127,487
Total Investments - 106.7%
(Cost $49,178,830)		$49,255,992
Other Assets & Liabilities, net - (6.7)%		(3,107,072)
Total Net Assets - 100.0%		$46,148,920

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 93.6%
Financial - 41.5%
Credicorp Ltd.	3,127	$412,451
Commercial International Bank Egypt SAE GDR	56,248	377,423
OTP Bank plc	14,448	298,073
Komercni Banka AS	1,200	269,986
Emaar Properties PJSC	76,908	165,425
Qatar National Bank SAQ	3,100	155,372
Bancolombia S.A. ADR	2,712	104,683
Masraf Al Rayan QSC	7,240	89,475
First Gulf Bank PJSC	19,448	82,075
Bank Central Asia Tbk PT	84,000	81,345
Powszechna Kasa Oszczednosci Bank Polski S.A.	10,356	80,581
Grupo de Inversiones Suramericana S.A.	6,008	77,800
Turkiye Garanti Bankasi AS	25,864	77,333
Ayala Land, Inc.	86,000	70,327
Powszechny Zaklad Ubezpieczen S.A.	608	69,871
Public Bank BHD	13,600	67,564
Bank Pekao S.A.	1,452	61,537
National Bank of Greece S.A. ADR*	65,400	59,187
Siam Commercial Bank PCL	13,522	58,316
Malayan Banking BHD	23,600	56,771
Abu Dhabi Commercial Bank PJSC	24,232	54,629
Akbank TAS	10,136	54,532
Bank Rakyat Indonesia Persero Tbk PT	73,200	54,112
Aldar Properties PJSC	69,004	50,539
Ezdan Holding Group QSC	10,128	48,815
Alpha Bank AE — Class B*	160,432	47,858
Bank Mandiri Persero Tbk PT	67,200	47,317
Banco Bradesco S.A. ADR	5,928	47,068
Eurobank Ergasias S.A.*	342,388	45,395
Ayala Corp.	2,640	45,025
Doha Bank QSC	3,060	44,540
National Bank of Abu Dhabi PJSC	14,948	43,548
Dubai Islamic Bank PJSC	21,072	43,030
BDO Unibank, Inc.	19,040	41,798
Qatar Islamic Bank SAQ	1,376	41,379
China Construction Bank Corp.	2,496	40,585
Banco de Chile ADR	618	38,482
Banco Santander Chile ADR	1,840	37,150
SM Prime Holdings, Inc.	79,200	37,145
Qatar Insurance Company SAQ	1,372	37,039
Industrial & Commercial Bank of China Ltd.	2,656	36,414
Grupo Financiero Banorte SAB de CV — Class O	6,800	35,993
Piraeus Bank S.A.*	95,756	34,913
FirstRand Ltd.	7,996	34,691
Emaar Malls Group PJSC*	38,108	33,721
CIMB Group Holdings BHD	23,600	33,199
Turkiye Is Bankasi — Class C	16,780	32,798
Turkiye Halk Bankasi AS	7,468	32,708
Bank Zachodni WBK S.A.*	404	32,388
Kasikornbank PCL	1,500	30,975
Standard Bank Group Ltd.	2,552	30,905
Bank of China Ltd.	2,180	29,648
Corporation Financiera Colombiana S.A.	2,216	29,316
Bank of the Philippine Islands	12,560	26,089
GT Capital Holdings, Inc.	840	25,713
China Overseas Land & Investment Ltd.	8,000	25,231
Cielo S.A.	1,928	24,486
VTB Bank JSC GDR	10,108	23,825
Dubai Financial Market PJSC	43,720	22,974
Sanlam Ltd.	2,128	22,642
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,220	20,911
mBank S.A.*	204	20,534
Yapi ve Kredi Bankasi AS	14,600	20,135
Central Pattana PCL	14,714	19,726
Shinhan Financial Group Company Ltd. ADR	548	19,685
Bank Negara Indonesia Persero Tbk PT	55,600	19,564
Ping An Insurance Group Company of China Ltd.	836	19,445
Cathay Financial Holding Company Ltd.	12,000	19,384
AMMB Holdings BHD	12,800	18,709
Bangkok Bank PCL	3,941	18,562
Turkiye Vakiflar Bankasi TAO — Class D	12,044	18,223
Krung Thai Bank PCL	35,197	17,476
Corpbanca S.A. ADR	1,128	17,033
BB Seguridade Participacoes S.A.	1,816	16,943
Banco de Credito e Inversiones	380	16,781
PICC Property & Casualty Company Ltd. — Class H	8,000	16,656
Banco Bradesco	2,184	16,489
KB Financial Group, Inc. ADR	512	16,123
Fibra Uno Administracion S.A. de CV	6,400	15,460
Nedbank Group Ltd.	748	14,967
Grupo Financiero Inbursa SAB de CV — Class O	6,400	14,613
Fubon Financial Holding Company Ltd.	8,000	14,595
CTBC Financial Holding Company Ltd.	20,000	14,507
RMB Holdings Ltd.	2,632	14,258
Hong Leong Bank BHD	4,000	14,203
Barclays Africa Group Ltd.	956	14,108
Shin Kong Financial Holding Company Ltd.	48,000	14,048
Mega Financial Holding Company Ltd.	16,000	13,683
Banco do Brasil S.A.	2,076	13,349
Hana Financial Group, Inc.	528	13,153
Taiwan Cooperative Financial Holding Company Ltd.	24,000	12,049
Agricultural Bank of China Ltd.	1,056	11,827
Growthpoint Properties Ltd.	5,360	11,776
Shanghai Industrial Holdings Ltd.	4,000	11,764
Taiwan Business Bank*	40,000	11,656

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 93.6% (continued)
Financial - 41.5% (continued)
Redefine Properties Ltd.	12,360	$11,266
Evergrande Real Estate Group Ltd.	16,000	10,588
E.Sun Financial Holding Company Ltd.	17,390	10,576
China Merchants Bank Company Ltd. — Class H	4,000	10,345
SinoPac Financial Holdings Company Ltd.	24,000	10,224
Samsung Securities Company Ltd.	216	9,710
Samsung Fire & Marine Insurance Company Ltd.	40	9,571
Yuanta Financial Holding Company Ltd.	20,000	9,502
First Financial Holding Company Ltd.	17,040	9,175
Daewoo Securities Company Ltd.	736	9,120
Hyundai Marine & Fire Insurance Company Ltd.	332	8,994
Grupo Financiero Santander Mexico SAB de CV ADR	1,000	8,950
China Life Insurance Company Ltd.	8,000	8,071
China Development Financial Holding Corp.	24,000	7,906
Summarecon Agung Tbk PT	57,200	7,357
CITIC Ltd.	4,000	7,162
Bank of Communications Company Ltd. — Class H	8,000	7,038
Hua Nan Financial Holdings Company Ltd.	12,000	6,823
China Pacific Insurance Group Company Ltd. — Class H	1,600	6,708
Yuexiu Property Company Ltd.	32,000	6,316
Country Garden Holdings Company Ltd.	16,000	6,274
China Life Insurance Company Ltd. ADR	324	5,984
NH Investment & Securities Company Ltd.	636	5,897
Longfor Properties Company Ltd.	4,000	5,717
China CITIC Bank Corporation Ltd. — Class H*	8,000	5,707
BNK Financial Group, Inc.	476	5,593
Industrial Bank of Korea	448	5,303
Taishin Financial Holding Company Ltd.	12,000	4,751
China Minsheng Banking Corporation Ltd. — Class H	4,000	4,504
Chang Hwa Commercial Bank Ltd.	8,000	4,472
SOHO China Ltd.	6,000	3,777
Shimao Property Holdings Ltd.	2,000	3,581
Total Financial		5,013,567
Communications - 9.0%
Naspers Ltd.*	752	104,603
America Movil SAB de CV — Class L ADR	4,472	86,668
Hellenic Telecommunications Organization S.A.	10,792	81,081
Philippine Long Distance Telephone Co. ADR	1,128	72,587
Telekomunikasi Indonesia Persero Tbk PT	323,200	70,243
Advanced Info Service PCL	8,748	62,050
Global Telecom Holding SAE GDR*	35,804	59,077
Tencent Holdings Ltd.	3,008	55,979
MTN Group Ltd.	3,276	54,807
Grupo Televisa SAB ADR	1,384	48,246
China Mobile Ltd. ADR	732	47,580
Turkcell Iletisim Hizmetleri AS ADR	3,792	43,532
Ooredoo QSC	1,548	34,265
DiGi.com BHD	17,600	24,850
Axiata Group BHD	14,800	24,651
True Corporation PCL*	67,600	20,714
Chunghwa Telecom Company Ltd. ADR	564	17,512
Orange Polska S.A.	8,036	17,398
Mobile TeleSystems PJSC ADR	2,116	17,351
Maxis BHD	9,600	16,743
Turk Telekomunikasyon AS	6,552	16,317
Telefonica Brasil S.A. ADR	1,168	15,207
NAVER Corp.	32	14,302
Cyfrowy Polsat S.A.*	2,304	14,173
Telekom Malaysia BHD	7,200	12,331
Vodacom Group Ltd.	860	10,028
Rostelecom PJSC ADR	984	8,128
China Unicom Hong Kong Ltd. ADR	564	7,947
China Telecom Corporation Ltd. ADR	116	6,459
Tim Participacoes S.A. ADR	448	6,097
Sistema JSFC GDR	664	5,637
Samsung SDI Company Ltd.	68	4,986
MegaFon OAO GDR	392	4,861
Total Communications		1,086,410
Consumer, Non-cyclical - 8.2%
Richter Gedeon Nyrt	9,004	145,374
DP World Ltd.	3,680	83,721
Ambev S.A. ADR	10,772	61,185
Magnit PJSC GDR	1,096	59,459
JG Summit Holdings, Inc.	31,000	49,141
Fomento Economico Mexicano SAB de CV ADR	524	47,495
Universal Robina Corp.	10,640	44,505
BIM Birlesik Magazalar AS	2,368	40,285
BRF S.A. ADR	1,528	31,950
Unilever Indonesia Tbk PT	10,800	31,935
Cencosud S.A.	14,208	30,497
International Container Terminal Services, Inc.	9,560	22,972
Aspen Pharmacare Holdings Ltd.*	756	22,231
IHH Healthcare BHD	13,200	20,743
Kalbe Farma Tbk PT	156,400	20,175
Cia Cervecerias Unidas S.A. ADR	912	19,243
Bangkok Dusit Medical Services PCL — Class F	33,532	19,123
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,276	17,918
Bidvest Group Ltd.	724	17,668
IOI Corporation BHD	15,600	17,295
Charoen Pokphand Foods PCL	23,923	14,186
Uni-President Enterprises Corp.	8,000	14,089

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 93.6% (continued)
Consumer, Non-cyclical - 8.2% (continued)
Kuala Lumpur Kepong BHD	2,400	$13,806
Shoprite Holdings Ltd.	1,024	13,752
Gudang Garam Tbk PT	3,600	13,173
Indofood Sukses Makmur Tbk PT	29,200	13,167
Coca-Cola Icecek AS	908	13,081
Grupo Bimbo SAB de CV*	4,800	12,952
KT&G Corp.	132	12,409
Charoen Pokphand Indonesia Tbk PT	66,000	12,368
Mediclinic International Ltd.	1,076	9,608
Tiger Brands Ltd.	388	8,761
Coca-Cola Femsa SAB de CV ADR	112	8,462
Want Want China Holdings Ltd.	8,000	8,287
Life Healthcare Group Holdings Ltd.	2,544	7,543
Westports Holdings BHD	4,400	4,613
Celltrion, Inc.*	24	1,598
Total Consumer, Non-cyclical		984,770
Energy - 7.9%
MOL Hungarian Oil & Gas plc	2,656	140,779
Gazprom PAO ADR	25,068	116,565
Lukoil PJSC ADR	2,204	91,246
PTT PCL	7,967	73,691
Polski Koncern Naftowy Orlen S.A.	3,408	69,098
Ecopetrol S.A. ADR	5,980	67,514
NovaTek OAO GDR	412	41,097
Tupras Turkiye Petrol Rafinerileri AS*	1,408	36,695
Sasol Ltd. ADR	1,040	35,860
Polskie Gornictwo Naftowe i Gazownictwo S.A.	21,048	35,255
KOC Holding AS	1,440	31,882
Tatneft OAO ADR	1,056	31,078
PTT Exploration & Production PCL	11,122	29,505
Petroleo Brasileiro S.A. ADR*	3,088	20,998
Rosneft OAO GDR	5,256	20,288
Surgutneftegas OAO ADR	3,504	19,798
China Petroleum & Chemical Corp. ADR	248	18,652
CNOOC Ltd. ADR	124	15,209
PetroChina Company Ltd. ADR	148	14,562
SapuraKencana Petroleum BHD	18,400	11,787
GS Holdings Corp.	280	10,864
SK Holdings Company Ltd.	52	9,199
SK Innovation Company Ltd.*	88	7,483
China Shenhua Energy Company Ltd.	800	6,016
China Longyuan Power Group Corporation Ltd. — Class H	4,000	4,577
Total Energy		959,698
Basic Materials - 6.3%
Southern Copper Corp.	5,264	146,654
Industries Qatar QSC	2,668	99,136
Cia de Minas Buenaventura S.A.A. ADR	8,796	62,628
KGHM Polska Miedz S.A.	1,544	39,060
Empresas CMPC S.A.	13,792	36,886
MMC Norilsk Nickel PJSC ADR	2,316	35,805
Grupo Mexico SAB de CV	10,400	28,602
PTT Global Chemical PCL	15,511	27,176
Eregli Demir ve Celik Fabrikalari TAS	15,908	23,954
Fibria Celulose S.A. ADR	1,740	23,177
Ultrapar Participacoes S.A. ADR	1,084	22,222
Petronas Chemicals Group BHD	12,800	21,453
Vale S.A. ADR[1]	3,416	17,968
Formosa Plastics Corp.	8,000	17,738
Nan Ya Plastics Corp.	8,000	16,344
Uralkali PJSC GDR*	1,152	15,276
POSCO ADR	332	13,785
Sociedad Quimica y Minera de Chile S.A. ADR	1,012	13,672
LG Chem Ltd.	56	11,964
Severstal PAO GDR	1,040	11,731
China Steel Corp.	16,000	11,453
Formosa Chemicals & Fibre Corp.	4,000	9,477
Hyundai Steel Co.	188	9,383
Braskem S.A. ADR	1,240	8,990
Korea Zinc Company Ltd.	16	6,727
Jiangxi Copper Company Ltd. — Class H	4,000	5,418
Mondi Ltd.	216	5,184
AngloGold Ashanti Ltd. ADR*	828	5,067
Gerdau S.A. ADR	2,799	4,842
Gold Fields Ltd. ADR	1,608	4,438
Total Basic Materials		756,210
Consumer, Cyclical - 6.1%
SACI Falabella	10,416	68,040
OPAP S.A.	9,404	67,327
Astra International Tbk PT	123,200	60,564
CP ALL PCL	38,361	52,244
SM Investments Corp.	2,040	39,832
Almacenes Exito S.A.	5,164	38,495
Wal-Mart de Mexico SAB de CV	14,400	35,180
FF Group*	1,416	31,399
Steinhoff International Holdings Ltd.	5,092	30,902
JUMBO S.A.	4,124	28,022
Jollibee Foods Corp.	5,480	22,766
Latam Airlines Group S.A. ADR*,1	3,632	22,518
Hyundai Motor Co.	168	21,393
Genting BHD	10,000	21,283
Turk Hava Yollari AO*	5,876	19,206
Genting Malaysia BHD	17,200	19,204
Woolworths Holdings Limited/South Africa	2,328	18,324
Matahari Department Store Tbk PT	14,000	18,111
LPP S.A.	8	16,404
Kia Motors Corp.	416	15,607
Hyundai Mobis Company Ltd.	80	14,596
Mr Price Group Ltd.	552	11,034
Dongfeng Motor Group Company Ltd. — Class H	8,000	9,215
Samsung C&T Corp.	160	7,739
Cheng Shin Rubber Industry Company Ltd.	4,000	7,729
Far Eastern New Century Corp.	8,160	7,702
Kangwon Land, Inc.	200	7,290

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 93.6% (continued)
Consumer, Cyclical - 6.1% (continued)
LG Corp.	144	$7,138
Great Wall Motor Company Ltd. — Class H	2,000	6,617
Shinsegae Company Ltd.	36	6,399
Lotte Shopping Company Ltd.	24	5,169
Hankook Tire Company Ltd.	104	3,608
Total Consumer, Cyclical		741,057
Utilities - 6.0%
CEZ AS	12,656	308,238
Enersis S.A. ADR	4,356	65,820
Empresa Nacional de Electricidad S.A. ADR	1,216	50,039
PGE Polska Grupa Energetyczna S.A.	8,980	42,374
Tenaga Nasional BHD	13,200	42,107
Colbun S.A.	94,312	25,267
Aboitiz Power Corp.	26,000	24,843
Perusahaan Gas Negara Persero Tbk PT	82,400	24,365
Interconexion Electrica S.A. ESP	9,516	23,579
Petronas Gas BHD	3,600	20,784
Energy Development Corp.	123,600	19,377
Aguas Andinas S.A. — Class A	31,616	16,789
Energa S.A.	2,800	15,189
Tauron Polska Energia S.A.	13,204	13,326
CPFL Energia S.A. ADR	887	9,961
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,556	7,873
Cia Energetica de Minas Gerais ADR	2,576	7,084
RusHydro JSC ADR	6,044	5,397
Total Utilities		722,412
Industrial - 3.3%
Grupo Argos S.A.	7,260	44,210
Titan Cement Company S.A.	1,952	38,281
Cementos Argos S.A.	10,324	35,662
Hon Hai Precision Industry Company Ltd.	12,000	34,474
Airports of Thailand PCL	3,600	30,030
Cemex SAB de CV ADR*	3,412	29,002
Delta Electronics, Inc.	4,000	19,701
Semen Indonesia Persero Tbk PT	24,000	17,919
BTS Group Holdings PCL	61,960	17,316
Indocement Tunggal Prakarsa Tbk PT	11,600	17,172
Arabtec Holding PJSC*	25,444	16,488
Gamuda BHD	12,400	15,628
MISC BHD	6,400	13,053
Embraer S.A. ADR	436	12,143
Orascom Construction Industries SAE GDR*	434	8,680
Taiwan Cement Corp.	8,000	8,666
LG Electronics, Inc.	184	6,384
China Everbright International Ltd.	4,000	6,161
China National Building Material Company Ltd. — Class H	8,000	6,058
LG Display Company Ltd. ADR	592	5,665
Hyundai Heavy Industries Company Ltd.*	64	5,305
China Communications Construction Company Ltd. — Class H	4,000	5,139
Asia Cement Corp.	4,000	4,390
Hyundai Engineering & Construction Company Ltd.	140	4,116
Total Industrial		401,643
Technology - 2.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,324	117,714
Samsung Electronics Company Ltd. GDR[3]	228	115,596
MediaTek, Inc.	4,000	42,063
SK Hynix, Inc.	652	20,672
Quanta Computer, Inc.	4,000	7,728
Advanced Semiconductor Engineering, Inc. ADR	1,328	7,437
SK C&C Company Ltd.	24	6,276
United Microelectronics Corp. ADR	2,744	4,939
Siliconware Precision Industries Company Ltd. ADR	768	4,347
Innolux Corp.	12,000	4,181
Inotera Memories, Inc.*	4,000	2,414
Total Technology		333,367
Diversified - 2.2%
Empresas COPEC S.A.	5,152	51,732
Siam Cement PCL	2,800	41,787
Haci Omer Sabanci Holding AS	10,120	34,726
Sime Darby BHD	14,400	32,833
Aboitiz Equity Ventures, Inc.	24,000	30,699
Remgro Ltd.	1,120	23,257
Alfa SAB de CV — Class A	7,600	15,190
IJM Corporation BHD	8,400	14,935
CJ Corp.	56	14,620
LS Corp.	132	4,422
Total Diversified		264,201
Consumer Staples - 0.2%
Kimberly-Clark de Mexico, SAB de CV	832	9,618
JBS S.A.	992	9,027
Total Consumer Staples		18,645
Consumer Discretionary - 0.1%
Kroton Educational S.A.	3,656	10,456
Estacio Participacoes S.A.	1,228	5,063
Total Consumer Discretionary		15,519
Materials - 0.0%
Impala Platinum Holdings Ltd.*	1,420	5,013
Total Common Stocks
(Cost $12,122,910)		11,302,512
PREFERRED STOCKS† - 2.0%
Itau Unibanco Holding S.A. ADR	7,409	64,310
Grupo Aval Acciones y Valores S.A.	90,916	39,456
Grupo de Inversiones Suramericana	2,660	34,073
Petroleo Brasileiro S.A. ADR*	4,252	26,150

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
PREFERRED STOCKS† - 2.0% (continued)
Banco Davivienda S.A.*	2,616	$24,244
Vale S.A. ADR	4,732	20,300
Samsung Electronics Company, Ltd.*	24	18,869
Cia Brasileira de Distribuicao	456	9,913
Hyundai Motor Co.*	52	4,577
Total Preferred Stocks
(Cost $311,333)		241,892
RIGHTS†† - 0.0%
First Financial Holding Company Ltd.
Expires 10/31/15	2,073	151
Total Rights
(Cost $–)		151
EXCHANGE-TRADED FUNDS† - 5.5%
iShares MSCI India ETF	18,294	568,029
Market Vectors Egypt Index ETF	2,176	98,442
Total Exchange-Traded Funds
(Cost $722,500)		666,471

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$16,835	16,835
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	12,391	12,391
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	10,505	10,505
Total Securities Lending Collateral
(Cost $39,731)		39,731
Total Investments - 101.4%
(Cost $13,196,474)		$12,250,757
Other Assets & Liabilities, net - (1.4)%		(164,721)
Total Net Assets - 100.0%		$12,086,036

Country	% of Total Investments
United States	5.5%
Peru	5.1%
United Arab Emirates	4.9%
Hungary	4.8%
Czech Republic	4.7%
Philippines	4.7%
Qatar	4.5%
South Africa	4.4%
Malaysia	4.4%
Turkey	4.4%
Thailand	4.4%
Taiwan, Province of China	4.4%
Poland	4.3%
Colombia	4.2%
Brazil	4.2%
Chile	4.2%
Indonesia	4.2%
Russian Federation	4.2%
Republic of Korea	4.1%
China	4.1%
Egypt	3.6%
Greece	3.5%
Mexico	3.2%
Total Investments	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 — See Note 3.
[2]	Securities lending collateral — See Note 3.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $115,596 (cost $135,979), or 1.0% of total net assets.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
plc — Public Limited Company

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Retail - 37.9%
Chipotle Mexican Grill, Inc. — Class A*	4,164	$3,090,646
Starbucks Corp.	48,231	2,794,022
Ross Stores, Inc.	52,307	2,780,641
Darden Restaurants, Inc.	37,269	2,748,961
Advance Auto Parts, Inc.	15,614	2,720,115
TJX Companies, Inc.	38,831	2,711,180
GameStop Corp. — Class A1	59,088	2,709,185
O'Reilly Automotive, Inc.*	11,258	2,705,410
Home Depot, Inc.	22,951	2,685,955
McDonald's Corp.	26,703	2,666,562
Tiffany & Co.	27,568	2,638,258
Dollar General Corp.	32,624	2,621,990
Nordstrom, Inc.	34,312	2,618,349
Target Corp.	31,943	2,614,535
PVH Corp.	22,513	2,612,409
AutoZone, Inc.*	3,721	2,608,198
Tractor Supply Co.	28,145	2,603,975
Signet Jewelers Ltd.	21,327	2,585,259
Lowe's Companies, Inc.	36,772	2,550,506
Macy's, Inc.	36,467	2,518,411
Dollar Tree, Inc.*	32,226	2,514,595
AutoNation, Inc.*	40,274	2,510,681
Kohl's Corp.	40,505	2,483,767
Yum! Brands, Inc.	27,861	2,445,081
L Brands, Inc.	29,977	2,419,743
The Gap, Inc.	66,313	2,419,098
Best Buy Company, Inc.	74,223	2,396,661
Bed Bath & Beyond, Inc.*	36,284	2,366,805
Urban Outfitters, Inc.*	71,426	2,329,916
Staples, Inc.	155,447	2,286,625
Coach, Inc.	72,280	2,255,136
CarMax, Inc.*	34,839	2,247,464
Total Retail		82,260,139
Media - 14.3%
Cablevision Systems Corp. — Class A	106,033	2,992,251
Walt Disney Co.	23,087	2,770,440
Comcast Corp. — Class A	43,571	2,719,266
Time Warner Cable, Inc.	14,201	2,698,332
Twenty-First Century Fox, Inc. — Class A	77,639	2,677,769
Time Warner, Inc.	29,513	2,598,325
News Corp. — Class A*	176,222	2,595,750
TEGNA, Inc.	86,086	2,507,685
Scripps Networks Interactive, Inc. — Class A	38,069	2,382,359
CBS Corp. — Class B	43,399	2,320,545
Viacom, Inc. — Class B	38,228	2,178,996
Discovery Communications, Inc. — Class C*	51,860	1,571,358
Discovery Communications, Inc. — Class A*	29,624	978,184
Total Media		30,991,260
Apparel - 7.2%
Under Armour, Inc. — Class A*	31,226	3,101,678
VF Corp.	36,689	2,828,355
NIKE, Inc. — Class B	24,459	2,818,166
Hanesbrands, Inc.	77,677	2,410,317
Ralph Lauren Corp. — Class A	18,767	2,362,578
Michael Kors Holdings Ltd.*	52,632	2,210,018
Total Apparel		15,731,112
Internet - 6.7%
Amazon.com, Inc.*	5,905	3,165,966
Netflix, Inc.*	26,883	3,072,995
Expedia, Inc.	23,573	2,862,704
Priceline Group, Inc.*	2,161	2,687,355
TripAdvisor, Inc.*	33,357	2,647,879
Total Internet		14,436,899
Lodging - 4.6%
Wynn Resorts Ltd.	24,694	2,549,162
Wyndham Worldwide Corp.	30,013	2,476,673
Starwood Hotels & Resorts Worldwide, Inc.	30,889	2,454,440
Marriott International, Inc. — Class A	33,126	2,405,279
Total Lodging		9,885,554
Auto Parts & Equipment - 4.1%
Goodyear Tire & Rubber Co.	80,610	2,428,779
Delphi Automotive plc	28,988	2,263,384
Johnson Controls, Inc.	48,490	2,209,204
BorgWarner, Inc.	41,958	2,085,732
Total Auto Parts & Equipment		8,987,099
Leisure Time - 3.9%
Royal Caribbean Cruises Ltd.	33,052	2,969,722
Carnival Corp.	53,531	2,852,667
Harley-Davidson, Inc.	46,561	2,714,506
Total Leisure Time		8,536,895
Home Builders - 3.9%
Lennar Corp. — Class A	53,475	2,836,313
DR Horton, Inc.	95,036	2,821,619
PulteGroup, Inc.	131,730	2,729,446
Total Home Builders		8,387,378
Home Furnishings - 3.3%
Leggett & Platt, Inc.	51,933	2,482,917
Whirlpool Corp.	13,647	2,425,481
Harman International Industries, Inc.	21,050	2,266,243
Total Home Furnishings		7,174,641
Advertising - 2.4%
Interpublic Group of Companies, Inc.	127,049	2,706,144
Omnicom Group, Inc.	35,013	2,558,750
Total Advertising		5,264,894
Toys, Games & Hobbies - 2.3%
Hasbro, Inc.	34,860	2,744,876
Mattel, Inc.	97,146	2,254,759
Total Toys, Games & Hobbies		4,999,635
Distribution & Wholesale - 2.3%
Genuine Parts Co.	27,945	2,485,708
Fossil Group, Inc.*	35,668	2,452,175
Total Distribution & Wholesale		4,937,883
Auto Manufacturers - 2.2%
Ford Motor Co.	166,675	2,471,790

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Auto Manufacturers - 2.2% (continued)
General Motors Co.	71,086	$2,239,920
Total Auto Manufacturers		4,711,710
Commercial Services - 1.3%
H&R Block, Inc.	82,902	2,759,808
Textiles - 1.2%
Mohawk Industries, Inc.*	13,316	2,684,372
Housewares - 1.2%
Newell Rubbermaid, Inc.	61,689	2,669,900
Electronics - 1.1%
Garmin Ltd.	56,675	2,375,249
Total Common Stocks
(Cost $200,332,626)		216,794,428
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	208,129	208,129
Total Short Term Investments
(Cost $208,129)		208,129

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$1,109,242	1,109,242
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	816,403	816,403
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	692,168	692,168
Total Securities Lending Collateral
(Cost $2,617,813)		2,617,813
Total Investments - 101.2%
(Cost $203,158,568)		$219,620,370
Other Assets & Liabilities, net - (1.2)%		(2,590,127)
Total Net Assets - 100.0%		$217,030,243

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─	Public Limited Company

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Food - 37.3%
ConAgra Foods, Inc.	202,474	$8,921,005
Mondelez International, Inc. — Class A	190,665	8,604,711
Kroger Co.	215,387	8,451,786
Tyson Foods, Inc. — Class A	185,532	8,228,344
McCormick & Company, Inc.	100,251	8,221,585
Kellogg Co.	124,196	8,218,049
General Mills, Inc.	140,503	8,178,680
Campbell Soup Co.	165,125	8,142,314
Hormel Foods Corp.	136,666	8,091,994
Hershey Co.	84,755	7,872,892
JM Smucker Co.	69,334	7,743,914
Sysco Corp.	209,001	7,588,826
Kraft Heinz Co.	91,101	7,239,796
Whole Foods Market, Inc.	191,138	6,957,423
Total Food		112,461,319
Beverages - 24.3%
Monster Beverage Corp.*	60,102	9,228,662
Coca-Cola Enterprises, Inc.	176,776	9,029,718
Brown-Forman Corp. — Class B	78,600	8,521,026
Dr Pepper Snapple Group, Inc.	104,926	8,417,164
Coca-Cola Co.	193,101	7,932,589
PepsiCo, Inc.	82,318	7,931,339
Constellation Brands, Inc. — Class A	64,026	7,684,401
Molson Coors Brewing Co. — Class B	106,036	7,543,401
Keurig Green Mountain, Inc.	92,046	6,907,132
Total Beverages		73,195,432
Agriculture - 11.0%
Reynolds American, Inc.	107,171	9,194,200
Altria Group, Inc.	160,623	8,734,679
Philip Morris International, Inc.	94,260	8,062,058
Archer-Daniels-Midland Co.	148,646	7,048,793
Total Agriculture		33,039,730
Retail - 10.9%
Walgreens Boots Alliance, Inc.	90,716	8,765,888
CVS Health Corp.	75,486	8,489,910
Costco Wholesale Corp.	55,600	8,078,680
Wal-Mart Stores, Inc.	106,535	7,668,389
Total Retail		33,002,867
Cosmetics & Personal Care - 7.7%
Colgate-Palmolive Co.	116,401	7,917,596
Estee Lauder Companies, Inc. — Class A	88,702	7,904,235
Procter & Gamble Co.	97,836	7,504,021
Total Cosmetics & Personal Care		23,325,852
Household Products & Housewares - 5.5%
Kimberly-Clark Corp.	72,290	8,311,181
Clorox Co.	73,518	8,229,605
Total Household Products & Housewares		16,540,786
Pharmaceuticals - 2.5%
Mead Johnson Nutrition Co. — Class A	85,000	7,513,150
Total Common Stocks
(Cost $272,152,046)		299,079,136
SHORT TERM INVESTMENTS† - 0.7%
Federated U.S. Treasury Cash Reserve Fund 0.00%	2,113,490	2,113,490
Total Short Term Investments
(Cost $2,113,490)		2,113,490
Total Investments - 99.9%
(Cost $274,265,536)		$301,192,626
Other Assets & Liabilities, net - 0.1%		351,822
Total Net Assets - 100.0%		$301,544,448

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Oil & Gas - 68.8%
Tesoro Corp.	48,325	$4,703,956
Valero Energy Corp.	68,608	4,500,685
Marathon Petroleum Corp.	79,123	4,325,654
Phillips 66	51,998	4,133,841
Exxon Mobil Corp.	48,055	3,806,436
Equities Corp.	47,878	3,679,424
Occidental Petroleum Corp.	51,911	3,644,152
Anadarko Petroleum Corp.	48,576	3,611,626
Newfield Exploration Co.*	110,104	3,610,310
Chevron Corp.	40,429	3,577,158
Cimarex Energy Co.	34,156	3,556,323
Hess Corp.	59,676	3,521,481
EOG Resources, Inc.	45,097	3,481,037
Pioneer Natural Resources Co.	27,357	3,468,047
Southwestern Energy Co.*	175,471	3,263,761
Devon Energy Corp.	65,260	3,225,149
Marathon Oil Corp.	152,418	3,202,302
ConocoPhillips	63,573	3,200,265
Apache Corp.	69,398	3,182,592
Helmerich & Payne, Inc.	54,934	3,171,890
Cabot Oil & Gas Corp. — Class A	119,455	3,124,943
Diamond Offshore Drilling, Inc.[1]	141,818	3,112,905
Noble Energy, Inc.	87,072	3,067,547
Murphy Oil Corp.	93,054	3,051,241
Transocean Ltd.[1]	227,213	3,012,844
Range Resources Corp.	76,411	3,006,009
Chesapeake Energy Corp.[1]	329,597	2,854,310
Ensco plc — Class A	171,521	2,843,818
Total Oil & Gas		96,939,706
Oil & Gas Services - 15.3%
Cameron International Corp.*	75,468	3,808,115
Halliburton Co.	88,777	3,709,991
Schlumberger Ltd.	44,787	3,709,259
Baker Hughes, Inc.	62,960	3,661,124
National Oilwell Varco, Inc.	83,595	3,521,857
FMC Technologies, Inc.*	94,380	3,091,889
Total Oil & Gas Services		21,502,235
Pipelines - 13.9%
Williams Companies, Inc.	85,924	4,509,292
ONEOK, Inc.	103,981	3,929,442
Columbia Pipeline Group, Inc.	133,046	3,882,282
Spectra Energy Corp.	122,573	3,709,059
Kinder Morgan, Inc.	103,739	3,593,519
Total Pipelines		19,623,594
Coal - 1.9%
CONSOL Energy, Inc.	159,842	2,640,590
Total Common Stocks
(Cost $185,534,889)		140,706,125
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	39,496	39,496
Total Short Term Investments
(Cost $39,496)		39,496

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 6.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$3,893,533	3,893,533
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	2,865,640	2,865,640
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	2,429,565	2,429,565
Total Securities Lending Collateral
(Cost $9,188,738)		9,188,738
Total Investments - 106.4%
(Cost $194,763,123)		$149,934,359
Other Assets & Liabilities, net - (6.4)%		(8,980,605)
Total Net Assets - 100.0%		$140,953,754

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─	Public Limited Company

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
REITs - 27.7%
Public Storage	13,677	$2,806,247
Equinix, Inc.	9,794	2,731,644
Realty Income Corp.	56,322	2,719,789
Kimco Realty Corp.	109,731	2,711,453
AvalonBay Communities, Inc.	15,708	2,707,116
Simon Property Group, Inc.	14,433	2,702,146
Apartment Investment & Management Co. — Class A	68,675	2,683,819
Essex Property Trust, Inc.	11,910	2,678,678
Ventas, Inc.	39,912	2,677,696
Equity Residential	35,686	2,669,670
Prologis, Inc.	64,987	2,639,122
Health Care REIT, Inc.	37,573	2,606,439
American Tower Corp. — Class A	27,396	2,605,634
HCP, Inc.	67,088	2,592,280
General Growth Properties, Inc.	95,316	2,586,876
SL Green Realty Corp.	22,212	2,557,490
Plum Creek Timber Company, Inc.	62,290	2,553,890
Vornado Realty Trust	26,051	2,541,275
Crown Castle International Corp.	30,877	2,529,135
Boston Properties, Inc.	20,253	2,496,790
Macerich Co.	31,481	2,492,036
Host Hotels & Resorts, Inc.	128,188	2,484,283
Weyerhaeuser Co.	79,646	2,444,336
Iron Mountain, Inc.	79,745	2,396,337
Total REITs		62,614,181
Insurance - 25.7%
Chubb Corp.	26,284	3,267,889
Hartford Financial Services Group, Inc.	60,509	2,877,204
Assurant, Inc.	38,210	2,850,466
Progressive Corp.	91,948	2,804,414
Cincinnati Financial Corp.	49,854	2,752,439
Travelers Companies, Inc.	25,672	2,724,313
Torchmark Corp.	43,880	2,703,447
Principal Financial Group, Inc.	48,521	2,693,401
American International Group, Inc.	41,259	2,645,527
ACE Ltd.	24,205	2,632,778
Aflac, Inc.	40,805	2,613,560
Allstate Corp.	37,899	2,613,136
Berkshire Hathaway, Inc. — Class B*	18,200	2,597,868
XL Group plc — Class A	67,964	2,583,991
MetLife, Inc.	45,784	2,552,000
Prudential Financial, Inc.	28,609	2,527,891
Aon plc	24,978	2,517,033
Marsh & McLennan Companies, Inc.	43,188	2,502,313
Unum Group	69,160	2,478,694
Loews Corp.	63,824	2,432,333
Lincoln National Corp.	41,705	2,348,826
Genworth Financial, Inc. — Class A*	321,187	2,251,521
Total Insurance		57,971,044
Banks - 23.4%
M&T Bank Corp.	20,249	2,655,656
Citigroup, Inc.	44,707	2,613,570
Bank of America Corp.	145,995	2,610,391
Wells Fargo & Co.	44,730	2,588,526
SunTrust Banks, Inc.	58,376	2,588,392
Huntington Bancshares, Inc.	221,652	2,586,679
U.S. Bancorp	57,026	2,578,145
JPMorgan Chase & Co.	37,409	2,563,639
PNC Financial Services Group, Inc.	25,948	2,547,575
Fifth Third Bancorp	120,616	2,541,379
Bank of New York Mellon Corp.	58,459	2,537,121
Northern Trust Corp.	32,907	2,517,056
Regions Financial Corp.	241,346	2,507,585
Morgan Stanley	64,463	2,503,743
BB&T Corp.	62,171	2,503,626
Zions Bancorporation	79,923	2,492,798
KeyCorp	166,135	2,465,443
Goldman Sachs Group, Inc.	11,985	2,457,764
State Street Corp.	31,667	2,424,426
Capital One Financial Corp.	29,161	2,370,789
Comerica, Inc.	49,009	2,324,497
Total Banks		52,978,800
Diversified Financial Services - 16.2%
Charles Schwab Corp.	76,543	2,669,820
NASDAQ OMX Group, Inc.	50,329	2,568,289
CME Group, Inc. — Class A	26,347	2,530,366
T. Rowe Price Group, Inc.	32,596	2,514,130
Ameriprise Financial, Inc.	19,897	2,500,456
Invesco Ltd.	64,689	2,496,995
American Express Co.	32,104	2,441,831
Intercontinental Exchange, Inc.	10,703	2,440,712
BlackRock, Inc. — Class A	7,222	2,428,903
Discover Financial Services	43,035	2,401,783
Affiliated Managers Group, Inc.*	11,517	2,394,384
Legg Mason, Inc.	48,294	2,382,826
E*TRADE Financial Corp.*	83,064	2,360,679
Franklin Resources, Inc.	51,023	2,324,098
Navient Corp.	131,417	2,063,247
Total Diversified Financial Services		36,518,519
Savings & Loans - 2.3%
Hudson City Bancorp, Inc.	256,369	2,643,164
People's United Financial, Inc.	159,192	2,590,054
Total Savings & Loans		5,233,218
Commercial Services - 2.3%
Moody's Corp.	23,489	2,593,891
McGraw Hill Financial, Inc.	24,619	2,504,983
Total Commercial Services		5,098,874
Real Estate - 1.1%
CBRE Group, Inc. — Class A*	68,473	2,599,920
Holding Companies-Diversified - 1.1%
Leucadia National Corp.	105,604	2,483,806
Total Common Stocks
(Cost $217,928,812)		225,498,362

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund 0.00%	346,390	$346,390
Total Short Term Investments
(Cost $346,390)		346,390
Total Investments - 100.0%
(Cost $218,275,202)		$225,844,752
Other Assets & Liabilities, net - 0.0%		63,495
Total Net Assets - 100.0%		$225,908,247

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Pharmaceuticals - 33.1%
Allergan plc*	51,126	$16,930,374
Endo International plc*	189,806	16,615,617
Pfizer, Inc.	446,868	16,114,060
AbbVie, Inc.	227,997	15,962,070
Abbott Laboratories	314,102	15,921,830
Perrigo Company plc	82,828	15,919,542
Express Scripts Holding Co.*	174,893	15,752,613
Baxalta, Inc.	477,347	15,671,302
Johnson & Johnson	155,441	15,576,743
Merck & Company, Inc.	264,168	15,575,345
Hospira, Inc.*	173,266	15,498,644
Bristol-Myers Squibb Co.	234,179	15,371,510
Eli Lilly & Co.	181,540	15,341,945
Mallinckrodt plc*	123,282	15,282,037
Zoetis, Inc.	311,482	15,256,388
AmerisourceBergen Corp. — Class A	138,787	14,676,726
Cardinal Health, Inc.	171,998	14,616,390
McKesson Corp.	65,018	14,341,020
Mylan N.V.*	207,427	11,613,838
Total Pharmaceuticals		292,037,994
Healthcare-Products - 25.5%
CR Bard, Inc.	89,660	17,631,639
Edwards Lifesciences Corp.*	114,445	17,413,951
DENTSPLY International, Inc.	293,364	16,695,345
Becton Dickinson and Co.	109,512	16,662,250
Baxter International, Inc.	412,035	16,514,363
Intuitive Surgical, Inc.*	30,846	16,446,162
Stryker Corp.	159,788	16,341,519
Henry Schein, Inc.*	107,542	15,914,065
Medtronic plc	202,427	15,868,253
Patterson Companies, Inc.	315,922	15,846,648
Varian Medical Systems, Inc.*	178,213	15,338,793
St. Jude Medical, Inc.	205,639	15,180,271
Boston Scientific Corp.*	870,586	15,095,961
Zimmer Biomet Holdings, Inc.	136,253	14,179,850
Total Healthcare-Products		225,129,070
Healthcare-Services - 19.5%
HCA Holdings, Inc.*	185,390	17,243,124
Universal Health Services, Inc. — Class B	117,379	17,046,952
Tenet Healthcare Corp.*	295,006	16,608,838
Laboratory Corporation of America Holdings*	127,523	16,232,402
Cigna Corp.	111,340	16,039,640
UnitedHealth Group, Inc.	129,942	15,774,959
Quest Diagnostics, Inc.	209,302	15,448,581
Aetna, Inc.	131,942	14,905,488
DaVita HealthCare Partners, Inc.*	187,807	14,842,387
Anthem, Inc.	95,128	14,675,397
Humana, Inc.	71,949	13,101,193
Total Healthcare-Services		171,918,961
Biotechnology - 13.0%
Celgene Corp.*	137,325	18,023,906
Alexion Pharmaceuticals, Inc.*	90,438	17,856,079
Amgen, Inc.	97,927	17,292,929
Regeneron Pharmaceuticals, Inc.*	31,052	17,192,250
Vertex Pharmaceuticals, Inc.*	122,925	16,594,875
Gilead Sciences, Inc.	129,928	15,313,314
Biogen, Inc.*	39,319	12,534,111
Total Biotechnology		114,807,464
Electronics - 7.1%
Thermo Fisher Scientific, Inc.	117,579	16,405,797
Agilent Technologies, Inc.	383,724	15,713,498
PerkinElmer, Inc.	293,650	15,539,958
Waters Corp.*	114,138	15,236,282
Total Electronics		62,895,535
Software - 1.8%
Cerner Corp.*	225,313	16,159,448
Total Common Stocks
(Cost $787,501,886)		882,948,472
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	338,519	338,519
Total Short Term Investments
(Cost $338,519)		338,519
Total Investments - 100.0%
(Cost $787,840,405)		$883,286,991
Other Assets & Liabilities, net - 0.0%		1,126
Total Net Assets - 100.0%		$883,288,117

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─	Public Limited Company

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Transportation - 15.4%
CH Robinson Worldwide, Inc.	28,633	$2,008,605
Kansas City Southern	19,373	1,921,607
United Parcel Service, Inc. — Class B	18,230	1,866,023
J.B. Hunt Transport Services, Inc.	21,891	1,841,471
Expeditors International of Washington, Inc.	37,924	1,777,498
Union Pacific Corp.	18,149	1,771,161
Ryder System, Inc.	19,437	1,759,437
FedEx Corp.	9,932	1,702,543
Norfolk Southern Corp.	19,890	1,677,324
CSX Corp.	52,488	1,641,825
Total Transportation		17,967,494
Miscellaneous Manufacturing - 14.6%
Pall Corp.	14,632	1,850,216
Pentair plc	29,377	1,786,416
3M Co.	11,540	1,746,464
Illinois Tool Works, Inc.	19,467	1,741,712
General Electric Co.	66,593	1,738,077
Textron, Inc.	39,687	1,734,322
Parker-Hannifin Corp.	15,306	1,725,752
Ingersoll-Rand plc	26,110	1,603,154
Dover Corp.	24,942	1,598,034
Eaton Corporation plc	25,375	1,537,218
Total Miscellaneous Manufacturing		17,061,365
Aerospace & Defense - 12.5%
Lockheed Martin Corp.	9,550	1,977,805
Northrop Grumman Corp.	11,324	1,959,165
Raytheon Co.	17,939	1,956,966
General Dynamics Corp.	12,840	1,914,572
Boeing Co.	12,774	1,841,628
L-3 Communications Holdings, Inc.	15,649	1,806,834
Rockwell Collins, Inc.	19,379	1,639,851
United Technologies Corp.	15,509	1,555,708
Total Aerospace & Defense		14,652,529
Machinery-Diversified - 8.8%
Deere & Co.	19,706	1,863,596
Roper Technologies, Inc.	10,374	1,735,259
Xylem, Inc.	49,916	1,723,599
Cummins, Inc.	13,302	1,723,008
Rockwell Automation, Inc.	14,490	1,692,142
Flowserve Corp.	33,615	1,579,569
Total Machinery-Diversified		10,317,173
Commercial Services - 8.7%
Equifax, Inc.	18,509	1,890,324
Cintas Corp.	21,197	1,812,343
Robert Half International, Inc.	32,318	1,778,460
ADT Corp.[1]	49,728	1,717,108
Quanta Services, Inc.*	61,331	1,693,962
United Rentals, Inc.*	19,947	1,336,250
Total Commercial Services		10,228,447
Environmental Control - 4.9%
Waste Management, Inc.	37,654	1,925,249
Republic Services, Inc. — Class A	45,113	1,918,656
Stericycle, Inc.*	13,428	1,892,945
Total Environmental Control		5,736,850
Airlines - 4.8%
Delta Air Lines, Inc.	44,334	1,965,769
Southwest Airlines Co.	52,113	1,886,491
American Airlines Group, Inc.	44,810	1,796,881
Total Airlines		5,649,141
Electronics - 4.7%
Allegion plc	29,852	1,887,244
Honeywell International, Inc.	17,529	1,841,421
Tyco International plc	45,281	1,720,225
Total Electronics		5,448,890
Hand & Machine Tools - 3.2%
Snap-on, Inc.	11,626	1,915,965
Stanley Black & Decker, Inc.	17,161	1,810,314
Total Hand & Machine Tools		3,726,279
Distribution & Wholesale - 3.0%
Fastenal Co.	43,397	1,816,599
WW Grainger, Inc.	7,658	1,751,461
Total Distribution & Wholesale		3,568,060
Electrical Components & Equipment - 2.9%
AMETEK, Inc.	33,309	1,767,042
Emerson Electric Co.	30,589	1,582,981
Total Electrical Components & Equipment		3,350,023
Engineering & Construction - 2.8%
Jacobs Engineering Group, Inc.*	42,309	1,782,055
Fluor Corp.	33,128	1,548,734
TopBuild Corp.*	1	29
Total Engineering & Construction		3,330,818
Machinery-Construction & Mining - 2.4%
Caterpillar, Inc.	20,763	1,632,594
Joy Global, Inc.	46,948	1,239,897
Total Machinery-Construction & Mining		2,872,491
Building Materials - 1.7%
Masco Corp.	74,839	1,975,001
Media - 1.7%
Nielsen N.V.	40,586	1,966,798
Healthcare-Products - 1.7%
Danaher Corp.	21,445	1,963,504
Auto Manufacturers - 1.5%
PACCAR, Inc.	28,055	1,819,086
Software - 1.5%
Dun & Bradstreet Corp.	14,126	1,762,501
Office & Business Equipment - 1.5%
Pitney Bowes, Inc.	83,898	1,755,146
Metal Fabricate & Hardware - 1.5%
Precision Castparts Corp.	8,773	1,710,033
Total Common Stocks
(Cost $118,452,937)		116,861,629
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	104,588	104,588
Total Short Term Investments
(Cost $104,588)		104,588

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$723,189	$723,189
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	532,267	532,267
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	451,270	451,270
Total Securities Lending Collateral
(Cost $1,706,726)		1,706,726
Total Investments - 101.4%
(Cost $120,264,251)		$118,672,943
Other Assets & Liabilities, net - (1.4)%		(1,628,100)
Total Net Assets - 100.0%		$117,044,843

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─	Public Limited Company

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Chemicals - 58.2%
International Flavors & Fragrances, Inc.	28,461	$3,289,807
Ecolab, Inc.	27,483	3,182,806
Eastman Chemical Co.	40,352	3,163,596
Sigma-Aldrich Corp.	22,573	3,151,417
Sherwin-Williams Co.	11,179	3,105,079
Air Products & Chemicals, Inc.	21,664	3,087,337
Airgas, Inc.	29,821	3,042,338
Mosaic Co.	70,502	3,027,357
CF Industries Holdings, Inc.	49,662	2,939,990
PPG Industries, Inc.	26,926	2,918,239
Praxair, Inc.	25,493	2,909,771
Dow Chemical Co.	60,575	2,850,660
LyondellBasell Industries N.V. — Class A	30,114	2,825,597
Monsanto Co.	27,516	2,803,605
FMC Corp.	57,033	2,768,382
EI du Pont de Nemours & Co.	47,824	2,666,666
Total Chemicals		47,732,647
Packaging & Containers - 14.8%
Sealed Air Corp.	61,999	3,296,487
WestRock Co.	49,331	3,110,813
Ball Corp.	43,554	2,954,703
Owens-Illinois, Inc.*	129,174	2,757,865
Total Packaging & Containers		12,119,868
Mining - 8.2%
Alcoa, Inc.	260,382	2,569,970
Newmont Mining Corp.	133,343	2,289,499
Freeport-McMoRan, Inc.	158,517	1,862,575
Total Mining		6,722,044
Building Materials - 8.0%
Martin Marietta Materials, Inc.	21,235	3,330,072
Vulcan Materials Co.	35,328	3,215,555
Total Building Materials		6,545,627
Household Products & Housewares - 3.7%
Avery Dennison Corp.	50,575	3,077,489
Forest Products & Paper - 3.6%
International Paper Co.	61,393	2,938,883
Iron & Steel - 3.5%
Nucor Corp.	64,627	2,852,636
Total Common Stocks
(Cost $87,977,893)		81,989,194
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	29,457	29,457
Total Short Term Investments
(Cost $29,457)		29,457
Total Investments - 100.0%
(Cost $88,007,350)		$82,018,651
Other Assets & Liabilities, net - 0.0%		39,604
Total Net Assets - 100.0%		$82,058,255

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Semiconductors - 23.4%
Altera Corp.	254,863	$12,656,496
QUALCOMM, Inc.	196,186	12,632,416
KLA-Tencor Corp.	235,272	12,481,179
NVIDIA Corp.	622,862	12,426,097
Lam Research Corp.	161,419	12,408,279
Texas Instruments, Inc.	248,053	12,397,689
Broadcom Corp. — Class A	243,397	12,318,322
Intel Corp.	419,815	12,153,644
Skyworks Solutions, Inc.	125,286	11,986,112
Microchip Technology, Inc.	277,634	11,893,841
Linear Technology Corp.	287,176	11,774,216
Xilinx, Inc.	281,848	11,767,154
Avago Technologies Ltd.	93,612	11,714,606
Applied Materials, Inc.	670,161	11,633,995
Analog Devices, Inc.	198,448	11,575,472
Micron Technology, Inc.*	523,227	9,684,932
Qorvo, Inc.*	157,453	9,124,401
Total Semiconductors		200,628,851
Software - 21.8%
Electronic Arts, Inc.*	209,551	14,993,374
Fiserv, Inc.*	163,711	14,219,938
Citrix Systems, Inc.*	182,861	13,826,119
Akamai Technologies, Inc.*	179,041	13,734,235
Fidelity National Information Services, Inc.	207,844	13,599,233
Adobe Systems, Inc.*	164,637	13,498,588
salesforce.com, Inc.*	183,213	13,429,513
Microsoft Corp.	286,023	13,357,274
Red Hat, Inc.*	168,170	13,298,884
Intuit, Inc.	125,558	13,280,270
Paychex, Inc.	273,968	12,712,115
CA, Inc.	436,262	12,710,493
Autodesk, Inc.*	243,220	12,302,068
Oracle Corp.	296,535	11,843,608
Total Software		186,805,712
Computers - 17.7%
Accenture plc — Class A	136,833	14,108,850
EMC Corp.	485,728	13,061,225
Cognizant Technology Solutions Corp. — Class A*	206,719	13,043,969
International Business Machines Corp.	78,745	12,755,903
Computer Sciences Corp.	194,078	12,698,524
Teradata Corp.*	340,902	12,650,873
Apple, Inc.	103,403	12,542,784
Seagate Technology plc	245,541	12,424,374
Hewlett-Packard Co.	405,690	12,381,659
NetApp, Inc.	392,725	12,233,384
Western Digital Corp.	141,359	12,165,356
SanDisk Corp.	198,919	11,992,827
Total Computers		152,059,728
Internet - 11.5%
Facebook, Inc. — Class A*	161,266	15,160,617
VeriSign, Inc.*	208,872	14,817,380
eBay, Inc.*	521,021	14,651,111
F5 Networks, Inc.*	105,035	14,089,395
Symantec Corp.	553,637	12,589,705
Yahoo!, Inc.*	324,462	11,898,021
Google, Inc. — Class A*	12,143	7,984,022
Google, Inc. — Class C*	12,208	7,637,447
Total Internet		98,827,698
Commercial Services - 7.5%
Total System Services, Inc.	316,067	14,608,617
MasterCard, Inc. — Class A	145,456	14,167,414
Automatic Data Processing, Inc.	156,807	12,508,494
Western Union Co.	612,424	12,395,462
PayPal Holdings, Inc.*	279,151	10,803,144
Total Commercial Services		64,483,131
Electronics - 5.8%
FLIR Systems, Inc.	422,107	12,996,675
Amphenol Corp. — Class A	227,926	12,857,306
Corning, Inc.	633,682	11,837,179
TE Connectivity Ltd.	191,095	11,641,507
Total Electronics		49,332,667
Telecommunications - 4.7%
Motorola Solutions, Inc.	228,081	13,721,353
Juniper Networks, Inc.	480,042	13,642,794
Cisco Systems, Inc.	460,701	13,093,122
Total Telecommunications		40,457,269
Diversified Financial Services - 3.1%
Visa, Inc. — Class A	189,649	14,288,156
Alliance Data Systems Corp.*	43,603	11,992,569
Total Diversified Financial Services		26,280,725
Aerospace & Defense - 1.6%
Harris Corp.	168,024	13,935,911
Office & Business Equipment - 1.5%
Xerox Corp.	1,177,138	12,972,061
Energy-Alternate Sources - 1.3%
First Solar, Inc.*	260,468	11,538,732
Total Common Stocks
(Cost $809,698,372)		857,322,485
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	532,221	532,221
Total Short Term Investments
(Cost $532,221)		532,221
Total Investments - 100.0%
(Cost $810,230,593)		$857,854,706
Other Assets & Liabilities, net - 0.0%		(36,783)
Total Net Assets - 100.0%		$857,817,923

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─	Public Limited Company

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Electric - 75.0%
TECO Energy, Inc.	186,304	$4,121,045
Consolidated Edison, Inc.	57,633	3,664,883
SCANA Corp.	65,904	3,611,539
Ameren Corp.	87,800	3,606,824
DTE Energy Co.	44,765	3,601,792
Pinnacle West Capital Corp.	58,180	3,590,288
Eversource Energy	71,935	3,576,608
WEC Energy Group, Inc.	72,773	3,565,877
Dominion Resources, Inc.	49,644	3,559,475
CMS Energy Corp.	102,702	3,518,571
Xcel Energy, Inc.	101,413	3,515,989
NextEra Energy, Inc.	33,416	3,515,363
Southern Co.	78,396	3,506,653
PPL Corp.	109,990	3,498,781
Public Service Enterprise Group, Inc.	83,532	3,480,778
Edison International	57,976	3,479,140
American Electric Power Company, Inc.	61,491	3,478,546
PG&E Corp.	66,007	3,466,028
Duke Energy Corp.	45,723	3,393,561
FirstEnergy Corp.	98,491	3,344,754
Entergy Corp.	46,900	3,330,838
Pepco Holdings, Inc.	124,109	3,311,228
AES Corp.	248,405	3,179,584
Exelon Corp.	97,823	3,139,140
NRG Energy, Inc.	137,147	3,078,950
Total Electric		87,136,235
Telecommunications - 13.6%
AT&T, Inc.	95,706	3,324,826
Verizon Communications, Inc.	70,184	3,283,909
Frontier Communications Corp.	668,587	3,155,731
Level 3 Communications, Inc.*	60,571	3,058,836
CenturyLink, Inc.	101,849	2,912,881
Total Telecommunications		15,736,183
Gas - 11.3%
AGL Resources, Inc.	69,319	3,332,858
CenterPoint Energy, Inc.	172,180	3,329,961
Sempra Energy	32,240	3,281,387
NiSource, Inc.	184,117	3,214,683
Total Gas		13,158,889
Total Common Stocks
(Cost $128,236,821)		116,031,307
Total Investments - 99.9%
(Cost $128,236,821)		$116,031,307
Other Assets & Liabilities, net - 0.1%		107,279
Total Net Assets - 100.0%		$116,138,586

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 20.7%
Monster Beverage Corp.*	172,528	$26,491,674
Reynolds American, Inc.	307,627	26,391,320
Celgene Corp.*	198,966	26,114,287
Coca-Cola Enterprises, Inc.	507,432	25,919,627
Alexion Pharmaceuticals, Inc.*	131,037	25,871,945
ConAgra Foods, Inc.	581,201	25,607,715
CR Bard, Inc.	129,896	25,544,048
Edwards Lifesciences Corp.*	165,805	25,228,890
Altria Group, Inc.	461,062	25,072,552
Amgen, Inc.	141,878	25,054,236
HCA Holdings, Inc.*	268,615	24,983,881
Regeneron Pharmaceuticals, Inc.*	45,006	24,918,022
Universal Health Services, Inc. — Class B	170,072	24,699,557
Mondelez International, Inc. — Class A	547,291	24,699,243
Total System Services, Inc.	532,441	24,609,424
Allergan plc*	74,082	24,532,254
Baxter International, Inc.	611,555	24,511,123
Brown-Forman Corp. — Class B	225,617	24,459,139
Kroger Co.	618,257	24,260,405
DENTSPLY International, Inc.	425,041	24,189,083
Dr Pepper Snapple Group, Inc.	301,195	24,161,863
Becton Dickinson and Co.	158,671	24,141,793
H&R Block, Inc.	723,367	24,080,887
Endo International plc*	275,002	24,073,675
Tenet Healthcare Corp.*	427,420	24,063,746
Vertex Pharmaceuticals, Inc.*	178,111	24,044,985
Kimberly-Clark Corp.	207,508	23,857,195
Danaher Corp.	260,442	23,846,070
Intuitive Surgical, Inc.*	44,696	23,830,566
Stryker Corp.	231,513	23,676,835
Clorox Co.	211,037	23,623,482
Tyson Foods, Inc. — Class A	532,563	23,619,169
McCormick & Company, Inc.	287,758	23,599,034
Kellogg Co.	356,497	23,589,406
Laboratory Corporation of America Holdings*	184,752	23,517,082
General Mills, Inc.	403,303	23,476,268
Campbell Soup Co.	473,979	23,371,904
Pfizer, Inc.	647,455	23,347,227
Cigna Corp.	161,318	23,239,470
Hormel Foods Corp.	392,293	23,227,669
Philip Morris International, Inc.	270,582	23,142,878
AbbVie, Inc.	330,338	23,126,963
Abbott Laboratories	455,088	23,068,411
Perrigo Company plc	120,005	23,064,961
Henry Schein, Inc.*	155,813	23,057,208
MasterCard, Inc. — Class A	236,155	23,001,497
Medtronic plc	293,279	22,990,141
Patterson Companies, Inc.	457,723	22,959,386
Equifax, Inc.	224,780	22,956,781
UnitedHealth Group, Inc.	188,270	22,855,978
Express Scripts Holding Co.*	253,397	22,823,468
Coca-Cola Co.	554,291	22,770,274
PepsiCo, Inc.	236,280	22,765,578
Colgate-Palmolive Co.	334,116	22,726,570
Estee Lauder Companies, Inc. — Class A	254,627	22,689,812
Hershey Co.	243,294	22,599,580
Johnson & Johnson	225,204	22,567,693
Merck & Company, Inc.	382,747	22,566,763
Moody's Corp.	203,744	22,499,449
Hospira, Inc.*	251,042	22,455,707
Baxalta, Inc.	682,736	22,414,223
Quest Diagnostics, Inc.	303,252	22,383,030
Bristol-Myers Squibb Co.	339,302	22,271,783
Eli Lilly & Co.	263,032	22,228,834
JM Smucker Co.	199,022	22,228,767
Varian Medical Systems, Inc.*	258,198	22,223,102
Gilead Sciences, Inc.	188,248	22,186,909
Mallinckrodt plc*	178,629	22,142,851
Zoetis, Inc.	451,302	22,104,772
Constellation Brands, Inc. — Class A	183,794	22,058,956
Cintas Corp.	257,405	22,008,128
St. Jude Medical, Inc.	297,948	21,994,521
Boston Scientific Corp.*	1,261,342	21,871,670
Sysco Corp.	599,925	21,783,277
McGraw Hill Financial, Inc.	213,594	21,733,190
Avery Dennison Corp.	356,721	21,706,473
Molson Coors Brewing Co. — Class B	304,366	21,652,597
Robert Half International, Inc.	392,439	21,595,918
Aetna, Inc.	191,162	21,595,571
Mead Johnson Nutrition Co. — Class A	243,995	21,566,718
Procter & Gamble Co.	280,831	21,539,738
DaVita HealthCare Partners, Inc.*	272,099	21,503,984
AmerisourceBergen Corp. — Class A	201,075	21,263,681
Anthem, Inc.	137,813	21,260,412
Cardinal Health, Inc.	249,210	21,177,866
Automatic Data Processing, Inc.	264,149	21,071,166
Western Union Co.[1]	1,031,642	20,880,434
ADT Corp.[1]	603,865	20,851,458
Kraft Heinz Co.	261,503	20,781,643
McKesson Corp.	94,189	20,775,268
Quanta Services, Inc.*	744,762	20,570,326
Zimmer Biomet Holdings, Inc.	197,415	20,544,979
Archer-Daniels-Midland Co.	426,693	20,233,782
Whole Foods Market, Inc.	548,665	19,971,406
Keurig Green Mountain, Inc.	264,216	19,826,769
Humana, Inc.	104,251	18,983,065
PayPal Holdings, Inc.*	483,208	18,700,150
Biogen, Inc.*	56,965	18,159,303
Mylan N.V.*	300,538	16,827,123
United Rentals, Inc.*	242,221	16,226,385
Total Consumer, Non-cyclical		2,275,136,077
Financial - 17.6%
Chubb Corp.	227,984	28,345,251
Hartford Financial Services Group, Inc.	524,870	24,957,569
Assurant, Inc.	331,464	24,727,214
Public Storage	118,630	24,340,504
Progressive Corp.	797,607	24,327,014

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 17.6% (continued)
Visa, Inc. — Class A	319,486	$24,070,075
Cincinnati Financial Corp.	432,421	23,873,963
Equinix, Inc.	84,958	23,695,636
Travelers Companies, Inc.	222,669	23,629,634
Realty Income Corp.	488,518	23,590,534
Kimco Realty Corp.	951,844	23,520,065
AvalonBay Communities, Inc.	136,273	23,485,289
Torchmark Corp.	380,625	23,450,306
Simon Property Group, Inc.	125,230	23,445,561
Principal Financial Group, Inc.	420,854	23,361,606
Apartment Investment & Management Co. — Class A	595,737	23,281,402
Essex Property Trust, Inc.	103,324	23,238,601
Ventas, Inc.	346,248	23,229,778
Charles Schwab Corp.	663,957	23,158,820
Equity Residential	309,552	23,157,585
M&T Bank Corp.	175,621	23,032,694
American International Group, Inc.	357,884	22,947,522
Hudson City Bancorp, Inc.	2,223,832	22,927,708
Prologis, Inc.	563,737	22,893,360
ACE Ltd.	209,987	22,840,286
Citigroup, Inc.	387,840	22,673,127
Aflac, Inc.	353,986	22,672,803
Allstate Corp.	328,762	22,668,140
Bank of America Corp.	1,266,405	22,643,321
Health Care REIT, Inc.	325,909	22,608,307
American Tower Corp. — Class A	237,655	22,603,367
CBRE Group, Inc. — Class A*	593,973	22,553,155
Berkshire Hathaway, Inc. — Class B*	157,878	22,535,506
HCP, Inc.	581,970	22,487,321
People's United Financial, Inc.	1,380,883	22,466,966
SunTrust Banks, Inc.	506,381	22,452,933
Wells Fargo & Co.	387,974	22,452,055
General Growth Properties, Inc.	826,781	22,438,836
Huntington Bancshares, Inc.	1,922,680	22,437,676
XL Group plc — Class A	589,553	22,414,805
U.S. Bancorp	494,635	22,362,448
NASDAQ OMX Group, Inc.	436,532	22,276,228
JPMorgan Chase & Co.	324,532	22,240,178
SL Green Realty Corp.	192,691	22,186,442
Plum Creek Timber Company, Inc.	540,358	22,154,678
MetLife, Inc.	397,150	22,137,141
PNC Financial Services Group, Inc.	225,042	22,094,624
Fifth Third Bancorp	1,046,253	22,044,551
Vornado Realty Trust	225,942	22,040,642
Bank of New York Mellon Corp.	507,085	22,007,488
CME Group, Inc. — Class A	228,498	21,944,948
Crown Castle International Corp.	267,835	21,938,365
Prudential Financial, Inc.	248,194	21,930,422
Northern Trust Corp.	285,463	21,835,065
Aon plc	216,674	21,834,239
T. Rowe Price Group, Inc.	282,761	21,809,355
Regions Financial Corp.	2,093,500	21,751,465
Morgan Stanley	559,183	21,718,668
BB&T Corp.	539,297	21,717,490
Marsh & McLennan Companies, Inc.	374,651	21,707,279
Ameriprise Financial, Inc.	172,606	21,691,396
Invesco Ltd.	561,158	21,660,699
Boston Properties, Inc.	175,655	21,654,748
Zions Bancorporation	693,255	21,622,623
Macerich Co.	273,082	21,617,171
Host Hotels & Resorts, Inc.	1,111,911	21,548,835
Unum Group	599,925	21,501,312
KeyCorp	1,441,087	21,385,731
Goldman Sachs Group, Inc.	103,961	21,319,282
Weyerhaeuser Co.	690,877	21,203,015
American Express Co.	278,509	21,183,395
Intercontinental Exchange, Inc.	92,851	21,173,742
Loews Corp.	553,600	21,097,696
BlackRock, Inc. — Class A	62,671	21,077,511
State Street Corp.	274,667	21,028,506
Discover Financial Services	373,257	20,831,473
Iron Mountain, Inc.	691,725	20,786,336
Affiliated Managers Group, Inc.*	99,918	20,772,952
Legg Mason, Inc.	418,934	20,670,204
Capital One Financial Corp.	252,928	20,563,046
E*TRADE Financial Corp.*	720,542	20,477,804
Lincoln National Corp.	361,790	20,376,013
Alliance Data Systems Corp.*	73,446	20,200,588
Comerica, Inc.	425,132	20,164,011
Franklin Resources, Inc.	442,551	20,158,198
Genworth Financial, Inc. — Class A*	2,786,068	19,530,337
Navient Corp.	1,139,957	17,897,325
Total Financial		1,934,561,960
Consumer, Cyclical - 14.9%
Under Armour, Inc. — Class A*	272,468	27,064,247
Chipotle Mexican Grill, Inc. — Class A*	36,333	26,967,443
Royal Caribbean Cruises Ltd.	288,400	25,912,740
Walgreens Boots Alliance, Inc.	260,408	25,163,225
Carnival Corp.	467,090	24,891,226
Lennar Corp. — Class A	466,600	24,748,463
VF Corp.	320,131	24,678,900
DR Horton, Inc.	829,250	24,620,433
NIKE, Inc. — Class B	213,438	24,592,326
Starbucks Corp.	420,854	24,380,072
CVS Health Corp.	216,696	24,371,799
Ross Stores, Inc.	456,415	24,263,022
Darden Restaurants, Inc.	325,202	23,986,900
Advance Auto Parts, Inc.	137,666	23,982,793
Hasbro, Inc.[1]	304,159	23,949,479
Delta Air Lines, Inc.	538,391	23,872,257
PulteGroup, Inc.	1,149,426	23,816,107
Harley-Davidson, Inc.	406,262	23,685,075
TJX Companies, Inc.	338,835	23,657,459
GameStop Corp. — Class A1	515,582	23,639,435
O'Reilly Automotive, Inc.*	98,244	23,609,016
Home Depot, Inc.	200,271	23,437,715
Mohawk Industries, Inc.*	116,185	23,421,734
Newell Rubbermaid, Inc.	538,268	23,296,239
McDonald's Corp.	233,008	23,268,179
Costco Wholesale Corp.	159,585	23,187,702
Tiffany & Co.	240,547	23,020,347

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 14.9% (continued)
Signet Jewelers Ltd.	188,989	$22,909,247
Southwest Airlines Co.	632,841	22,908,844
Dollar General Corp.	284,671	22,879,008
Nordstrom, Inc.	299,386	22,846,146
Target Corp.	278,721	22,813,314
PVH Corp.	196,443	22,795,246
AutoZone, Inc.*	32,469	22,758,821
Tractor Supply Co.	245,582	22,721,247
Lowe's Companies, Inc.	320,857	22,254,642
Wynn Resorts Ltd.	215,480	22,244,000
PACCAR, Inc.[1]	340,699	22,090,923
Fastenal Co.[1]	526,992	22,059,885
Wal-Mart Stores, Inc.	305,808	22,012,060
Macy's, Inc.	318,189	21,974,132
Dollar Tree, Inc.*	281,072	21,932,048
AutoNation, Inc.*	351,407	21,906,712
American Airlines Group, Inc.	544,136	21,819,854
Genuine Parts Co.	243,840	21,689,568
Kohl's Corp.	353,415	21,671,408
Leggett & Platt, Inc.	453,146	21,664,910
Wyndham Worldwide Corp.	261,872	21,609,677
Ford Motor Co.	1,454,329	21,567,699
Starwood Hotels & Resorts Worldwide, Inc.	269,519	21,415,980
Fossil Group, Inc.*	311,223	21,396,581
Yum! Brands, Inc.	243,104	21,334,807
WW Grainger, Inc.	93,007	21,271,631
Goodyear Tire & Rubber Co.	703,372	21,192,598
Whirlpool Corp.	119,077	21,163,555
L Brands, Inc.	261,559	21,113,042
The Gap, Inc.	578,622	21,108,131
Hanesbrands, Inc.	677,763	21,030,986
Marriott International, Inc. — Class A	289,038	20,987,049
Best Buy Company, Inc.	647,655	20,912,780
Bed Bath & Beyond, Inc.*	316,605	20,652,144
Ralph Lauren Corp. — Class A	163,762	20,615,998
Urban Outfitters, Inc.*	623,221	20,329,469
Staples, Inc.	1,356,364	19,952,114
Harman International Industries, Inc.	183,683	19,775,312
Delphi Automotive plc	252,928	19,748,618
Coach, Inc.	630,684	19,677,341
Mattel, Inc.	847,650	19,673,957
CarMax, Inc.*	304,009	19,611,621
General Motors Co.	620,267	19,544,613
Michael Kors Holdings Ltd.*	459,252	19,283,991
Johnson Controls, Inc.	423,100	19,276,436
BorgWarner, Inc.	366,113	18,199,477
Total Consumer, Cyclical		1,633,881,955
Industrial - 12.9%
CH Robinson Worldwide, Inc.	347,721	24,392,628
Lockheed Martin Corp.	115,962	24,015,731
Masco Corp.	908,847	23,984,472
Northrop Grumman Corp.	137,536	23,795,103
Thermo Fisher Scientific, Inc.	170,360	23,770,330
Raytheon Co.	217,846	23,764,820
Martin Marietta Materials, Inc.	149,772	23,487,245
Harris Corp.	283,052	23,476,333
Waste Management, Inc.	457,242	23,378,783
Kansas City Southern	235,266	23,336,034
Republic Services, Inc. — Class A	547,839	23,299,593
Snap-on, Inc.	141,185	23,267,288
Sealed Air Corp.	437,311	23,251,826
General Dynamics Corp.	155,936	23,251,617
Stericycle, Inc.*	163,069	22,987,837
Allegion plc	362,504	22,917,503
Agilent Technologies, Inc.	555,955	22,766,357
Vulcan Materials Co.	249,190	22,681,274
United Parcel Service, Inc. — Class B	221,364	22,658,819
Deere & Co.	239,295	22,630,128
PerkinElmer, Inc.	425,456	22,515,132
Pall Corp.	177,686	22,468,395
J.B. Hunt Transport Services, Inc.	265,970	22,373,396
Honeywell International, Inc.	212,879	22,362,939
Boeing Co.	155,109	22,362,065
Waters Corp.*	165,357	22,073,506
Stanley Black & Decker, Inc.	208,412	21,985,382
WestRock Co.	347,948	21,941,601
L-3 Communications Holdings, Inc.	190,033	21,941,210
FLIR Systems, Inc.	711,042	21,892,983
Pentair plc	356,721	21,692,205
Amphenol Corp. — Class A	383,931	21,657,548
Jacobs Engineering Group, Inc.*	513,794	21,641,003
Expeditors International of Washington, Inc.	460,526	21,584,854
Union Pacific Corp.	220,381	21,506,982
AMETEK, Inc.	404,486	21,457,982
Ryder System, Inc.	236,023	21,364,802
3M Co.	140,160	21,211,814
Illinois Tool Works, Inc.	236,381	21,149,008
General Electric Co.	808,654	21,105,869
Roper Technologies, Inc.	125,968	21,070,667
Textron, Inc.	481,918	21,059,817
Parker-Hannifin Corp.	185,870	20,956,843
Xylem, Inc.	606,176	20,931,257
Cummins, Inc.	161,541	20,924,406
Tyco International plc	549,869	20,889,523
Ball Corp.	307,131	20,835,767
Precision Castparts Corp.	106,540	20,766,777
Garmin Ltd.	494,522	20,725,417
FedEx Corp.	120,620	20,676,680
Rockwell Automation, Inc.	175,957	20,548,258
Norfolk Southern Corp.	241,527	20,367,972
Corning, Inc.	1,067,450	19,939,966
CSX Corp.	637,384	19,937,372
Rockwell Collins, Inc.	235,333	19,913,878
Caterpillar, Inc.	252,135	19,825,375
TE Connectivity Ltd.	321,897	19,609,965
Ingersoll-Rand plc	317,063	19,467,668
Owens-Illinois, Inc.*	911,124	19,452,497
Dover Corp.	302,883	19,405,714
Emerson Electric Co.	371,449	19,222,486
Flowserve Corp.	408,204	19,181,506
United Technologies Corp.	188,348	18,893,188
Fluor Corp.	402,282	18,806,684
Eaton Corporation plc	308,141	18,667,182

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 12.9% (continued)
Joy Global, Inc.	570,125	$15,057,001
Total Industrial		1,420,536,263
Technology - 9.1%
Electronic Arts, Inc.*	352,991	25,256,506
Fiserv, Inc.*	275,762	23,952,688
Accenture plc — Class A	230,480	23,764,792
Cerner Corp.*	326,440	23,412,277
Citrix Systems, Inc.*	308,018	23,289,241
Akamai Technologies, Inc.*	301,586	23,134,662
Fidelity National Information Services, Inc.	350,144	22,909,922
Adobe Systems, Inc.*	277,346	22,739,599
salesforce.com, Inc.*	308,622	22,621,993
Microsoft Corp.	481,817	22,500,854
Red Hat, Inc.*	283,276	22,401,466
Intuit, Inc.	211,481	22,368,345
EMC Corp.	818,230	22,002,205
Cognizant Technology Solutions Corp. — Class A*	348,201	21,971,483
Xerox Corp.	1,982,929	21,851,878
International Business Machines Corp.	132,632	21,485,058
Paychex, Inc.	461,498	21,413,507
CA, Inc.	734,891	21,411,049
Dun & Bradstreet Corp.	171,533	21,402,172
Computer Sciences Corp.	326,921	21,390,441
Altera Corp.	429,340	21,321,023
Pitney Bowes, Inc.	1,018,819	21,313,693
Teradata Corp.*	574,261	21,310,826
QUALCOMM, Inc.	330,472	21,279,092
Apple, Inc.	174,168	21,126,579
KLA-Tencor Corp.	396,313	21,024,405
NVIDIA Corp.	1,049,229	20,932,119
Seagate Technology plc	413,608	20,928,565
Lam Research Corp.	271,897	20,900,722
Texas Instruments, Inc.	417,841	20,883,693
Hewlett-Packard Co.	683,406	20,857,551
Broadcom Corp. — Class A	410,023	20,751,264
Autodesk, Inc.*	409,725	20,723,891
NetApp, Inc.	661,562	20,607,656
Western Digital Corp.	238,146	20,494,845
Intel Corp.	707,200	20,473,440
SanDisk Corp.	335,083	20,202,154
Skyworks Solutions, Inc.	211,060	20,192,110
Microchip Technology, Inc.[1]	467,693	20,035,968
Oracle Corp.	499,538	19,951,548
Linear Technology Corp.	483,771	19,834,611
Xilinx, Inc.	474,795	19,822,691
Avago Technologies Ltd.	157,676	19,731,575
Applied Materials, Inc.	1,128,915	19,597,964
Analog Devices, Inc.	334,266	19,497,736
Micron Technology, Inc.*	881,390	16,314,529
Qorvo, Inc.*	265,234	15,370,310
Total Technology		996,760,698
Communications - 7.3%
Amazon.com, Inc.*	51,517	27,620,840
Netflix, Inc.*	234,605	26,817,697
Cablevision Systems Corp. — Class A	925,203	26,109,229
Facebook, Inc. — Class A*	271,663	25,539,039
eBay, Inc.*	895,960	25,194,395
Expedia, Inc.	205,687	24,978,629
VeriSign, Inc.*,1	351,853	24,960,452
Walt Disney Co.	201,445	24,173,399
Nielsen N.V.	492,860	23,883,996
F5 Networks, Inc.*	176,926	23,732,854
Comcast Corp. — Class A	380,190	23,727,658
Interpublic Group of Companies, Inc.	1,108,579	23,612,733
Time Warner Cable, Inc.	123,925	23,546,989
Priceline Group, Inc.*	18,858	23,451,243
Twenty-First Century Fox, Inc. — Class A	677,455	23,365,423
Motorola Solutions, Inc.	384,199	23,113,412
TripAdvisor, Inc.*	291,046	23,103,231
Juniper Networks, Inc.	808,654	22,981,947
Time Warner, Inc.	257,527	22,672,677
News Corp. — Class A*	1,537,611	22,649,010
Omnicom Group, Inc.	305,506	22,326,378
AT&T, Inc.	639,805	22,226,826
Cisco Systems, Inc.	776,074	22,056,023
Verizon Communications, Inc.	468,766	21,933,561
TEGNA, Inc.	750,312	21,856,589
Symantec Corp.	932,607	21,207,483
Frontier Communications Corp.[1]	4,465,597	21,077,618
Scripps Networks Interactive, Inc. — Class A	332,168	20,787,073
Level 3 Communications, Inc.*	404,564	20,430,482
CBS Corp. — Class B	378,683	20,248,180
Yahoo!, Inc.*	546,565	20,042,538
CenturyLink, Inc.	680,270	19,455,722
Viacom, Inc. — Class B	333,577	19,013,889
Discovery Communications, Inc. — Class C*	452,497	13,710,659
Google, Inc. — Class A*	20,455	13,449,163
Google, Inc. — Class C*	20,554	12,858,788
Discovery Communications, Inc. — Class A*	258,488	8,535,274
Total Communications		806,451,099
Energy - 7.2%
Tesoro Corp.	265,111	25,805,904
Williams Companies, Inc.	471,355	24,736,711
Valero Energy Corp.	376,373	24,690,069
Marathon Petroleum Corp.	434,053	23,729,678
Phillips 66	285,240	22,676,580
ONEOK, Inc.	570,427	21,556,437
Columbia Pipeline Group, Inc.	721,452	21,051,969
Cameron International Corp.*	413,999	20,890,390
Exxon Mobil Corp.	263,612	20,880,707
Halliburton Co.	486,997	20,351,605
Schlumberger Ltd.	245,694	20,348,377
Spectra Energy Corp.	672,404	20,346,945
Equities Corp.	262,654	20,184,959
Baker Hughes, Inc.	345,376	20,083,614
Occidental Petroleum Corp.	284,782	19,991,696
Anadarko Petroleum Corp.	266,471	19,812,119
Newfield Exploration Co.*	604,021	19,805,849
Kinder Morgan, Inc.	569,085	19,713,104
Chevron Corp.	221,790	19,623,979
Cimarex Energy Co.	187,365	19,508,444

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 7.2% (continued)
First Solar, Inc.*	438,775	$19,437,733
National Oilwell Varco, Inc.	458,583	19,320,102
Hess Corp.	327,368	19,317,986
EOG Resources, Inc.	247,389	19,095,957
Pioneer Natural Resources Co.	150,074	19,024,881
Southwestern Energy Co.*	962,597	17,904,304
Devon Energy Corp.	358,007	17,692,706
Marathon Oil Corp.	836,132	17,567,133
ConocoPhillips	348,749	17,556,025
Apache Corp.	380,692	17,458,535
Helmerich & Payne, Inc.	301,359	17,400,469
Cabot Oil & Gas Corp. — Class A	655,314	17,143,014
Diamond Offshore Drilling, Inc.[1]	777,988	17,076,837
FMC Technologies, Inc.*	517,748	16,961,424
Noble Energy, Inc.	477,665	16,828,138
Murphy Oil Corp.	510,480	16,738,639
Transocean Ltd.[1]	1,246,440	16,527,794
Range Resources Corp.	419,168	16,490,069
Chesapeake Energy Corp.[1]	1,808,102	15,658,163
Ensco plc — Class A	940,926	15,600,553
CONSOL Energy, Inc.[1]	876,852	14,485,595
Total Energy		791,075,193
Utilities - 6.1%
TECO Energy, Inc.	1,244,353	27,525,087
Consolidated Edison, Inc.	384,937	24,478,144
SCANA Corp.	440,181	24,121,919
Ameren Corp.	586,426	24,090,380
DTE Energy Co.	298,984	24,056,253
Pinnacle West Capital Corp.	388,597	23,980,321
Eversource Energy	480,467	23,888,819
WEC Energy Group, Inc.	485,818	23,805,082
Dominion Resources, Inc.	331,565	23,773,211
NiSource, Inc.	1,346,473	23,509,420
CMS Energy Corp.	685,947	23,500,544
Xcel Energy, Inc.	677,355	23,483,898
NextEra Energy, Inc.	223,183	23,478,852
Southern Co.	523,622	23,421,612
PPL Corp.	734,644	23,369,026
Public Service Enterprise Group, Inc.	557,912	23,248,193
Edison International	387,225	23,237,372
American Electric Power Company, Inc.	410,694	23,232,960
PG&E Corp.	440,863	23,149,716
Duke Energy Corp.	305,383	22,665,526
FirstEnergy Corp.	657,839	22,340,212
AGL Resources, Inc.	462,981	22,260,126
Entergy Corp.	313,244	22,246,589
CenterPoint Energy, Inc.	1,150,007	22,241,135
Pepco Holdings, Inc.	828,937	22,116,039
Sempra Energy	215,335	21,916,796
AES Corp.	1,659,135	21,236,928
Exelon Corp.	653,367	20,966,547
NRG Energy, Inc.	916,015	20,564,537
Total Utilities		671,905,244
Basic Materials - 3.9%
International Flavors & Fragrances, Inc.	200,740	23,203,537
Ecolab, Inc.	193,853	22,450,116
Eastman Chemical Co.	284,626	22,314,678
Sigma-Aldrich Corp.	159,230	22,230,100
Sherwin-Williams Co.	78,849	21,901,098
Air Products & Chemicals, Inc.	152,809	21,776,810
Airgas, Inc.	210,344	21,459,295
Mosaic Co.	497,292	21,353,719
CF Industries Holdings, Inc.	350,300	20,737,760
International Paper Co.	433,024	20,728,859
PPG Industries, Inc.	189,910	20,582,446
Praxair, Inc.	179,806	20,523,057
Nucor Corp.	455,848	20,121,131
Dow Chemical Co.	427,252	20,106,479
LyondellBasell Industries N.V. — Class A	212,398	19,929,304
Monsanto Co.	194,088	19,775,626
FMC Corp.	402,282	19,526,768
EI du Pont de Nemours & Co.	337,252	18,805,172
Alcoa, Inc.	1,836,596	18,127,203
Newmont Mining Corp.	940,523	16,148,780
Freeport-McMoRan, Inc.	1,118,084	13,137,487
Total Basic Materials		424,939,425
Diversified - 0.2%
Leucadia National Corp.	916,015	21,544,673
Total Common Stocks
(Cost $9,584,600,194)		10,976,792,587

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 07/31/15 at 0.13% due 08/03/15	$77,547,796	77,547,796
BNP Paribas Securities Corp.
issued 07/31/15 at 0.13% due 08/03/15	57,075,177	57,075,177
Barclays Capital, Inc.
issued 07/31/15 at 0.15% due 08/03/15	48,389,824	48,389,824
Total Securities Lending Collateral
(Cost $183,012,797)		183,012,797
Total Investments - 101.6%
(Cost $9,767,612,991)		$11,159,805,384
Other Assets & Liabilities, net - (1.6)%		(178,683,433)
Total Net Assets - 100.0%		$10,981,121,951

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2015 ─ See Note 3.
[2]	Securities lending collateral ─ See Note 3.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The Funds invest in money market mutual funds, which are valued at their net asset value (“NAV”) per share. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at July 31, 2015:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Russell Top 50® Mega Cap ETF	$504,066,081	$—	$—	$504,066,081
Guggenheim S&P 500® Pure Value ETF	921,177,586	32,787,667	—	953,965,253
Guggenheim S&P 500® Pure Growth ETF	2,235,126,038	25,974,988	—	2,261,101,026
Guggenheim S&P MidCap 400® Pure Value ETF	112,090,047	5,909,702	—	117,999,749
Guggenheim S&P MidCap 400® Pure Growth ETF	814,412,623	11,854,344	—	826,266,967
Guggenheim S&P SmallCap 600® Pure Value ETF	163,696,030	4,614,085	—	168,310,115
Guggenheim S&P SmallCap 600® Pure Growth ETF	209,309,703	8,005,213	—	217,314,916
Guggenheim Russell MidCap® Equal Weight ETF	152,950,600	4,455,558	—	157,406,158
Guggenheim Russell 1000® Equal Weight ETF	97,236,861	1,686,914	—	98,923,775
Guggenheim Russell 2000® Equal Weight ETF	46,119,932	3,127,487	8,573	49,255,992
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	12,210,875	39,882	—	12,250,757
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	217,002,557	2,617,813	—	219,620,370
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	301,192,626	—	—	301,192,626
Guggenheim S&P 500® Equal Weight Energy ETF	140,745,621	9,188,738	—	149,934,359
Guggenheim S&P 500® Equal Weight Financials ETF	225,844,752	—	—	225,844,752
Guggenheim S&P 500® Equal Weight Health Care ETF	883,286,991	—	—	883,286,991
Guggenheim S&P 500® Equal Weight Industrials ETF	116,966,217	1,706,726	—	118,672,943
Guggenheim S&P 500® Equal Weight Materials ETF	82,018,651	—	—	82,018,651
Guggenheim S&P 500® Equal Weight Technology ETF	857,854,706	—	—	857,854,706
Guggenheim S&P 500® Equal Weight Utilities ETF	116,031,307	—	—	116,031,307
Guggenheim S&P 500® Equal Weight ETF	10,976,792,587	183,012,797	—	11,159,805,384

For the period ended July 31, 2015, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities ar not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At July 31, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Guggenheim S&P 500® Pure Value ETF	$31,383,394	$32,844,800
Guggenheim S&P 500® Pure Growth ETF	25,460,366	26,020,250
Guggenheim S&P MidCap 400® Pure Value ETF	5,684,983	5,920,000
Guggenheim S&P MidCap 400® Pure Growth ETF	12,450,000	11,875,000
Guggenheim S&P SmallCap 600® Pure Value ETF	4,157,814	4,622,125
Guggenheim S&P SmallCap 600® Pure Growth ETF	7,561,064	8,019,163
Guggenheim Russell MidCap® Equal Weight ETF	4,264,851	4,460,212
Guggenheim Russell 1000® Equal Weight ETF	1,615,912	1,689,853
Guggenheim Russell 2000® Equal Weight ETF	2,950,323	3,132,936
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	38,006	39,800
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	2,544,675	2,622,375
Guggenheim S&P 500® Equal Weight Energy ETF	8,653,464	9,204,750
Guggenheim S&P 500® Equal Weight Industrials ETF	1,698,876	1,709,700
Guggenheim S&P 500® Equal Weight ETF	177,903,782	183,331,700

Cash collateral received was invested in the following joint repurchase agreements at July 31, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Freddie Mac Notes
0.13%			1.00% - 1.96%
Due 08/03/15	$125,000,000	$125,001,354	08/07/17 - 01/08/20	$126,790,000	$127,487,356
			Freddie Mac Interest Strips
			0.00%
			07/15/30	17,000	9,976
			Freddie Mac Principal Strips
			6.25%
			07/15/32	5,000	2,729

BNP Paribas Securities Corp.	92,000,000	92,000,997	U.S. Treasury Notes
0.13%			0.625% - 1.50%
Due 08/03/15			09/15/16 - 11/30/19	71,296,600	71,384,549
			U.S. Treasury Bond
			3.75%
			08/15/41	19,136,900	22,453,059
			U.S. Treasury Bill
			1.40%
			11/12/15	1,400	1,400
			U.S. Treasury Principal Strips
			0.00%
			02/15/27 - 11/15/43	2,300	1,018
			U.S. Treasury Interest Strips
			0.00%
			08/15/22 - 08/15/40	21	15

Barclays Capital, Inc.			U.S. Treasury Notes
0.15%			1.625%
Due 08/03/15	78,000,000	78,000,975	07/31/20	79,560,000	79,560,000

There is also $514,006 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Item 2.                          Controls and Procedures.

(a)  The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                          Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	September 24, 2015

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date:	September 24, 2015